UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                     811-21906

 Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code:           (630) 505-3700

Date of fiscal year end:  August 31
.
Date of reporting period:  September 1, 2012 - February 28, 2013

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WWW.GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Fund Summary & Performance	17

Overview of Fund Expenses	27

Portfolio of Investments	29

Statement of Assets and Liabilities	56

Statement of Operations	58

Statement of Changes in Net Assets	60

Financial Highlights	63

Notes to Financial Statements	72

Supplemental Information	79

Trust Information	83

About the Trust Adviser	Back Cover

February 28, 2013

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for nine of our exchange-traded funds (“ETFs” or “Funds”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm. Guggenheim Funds Distributors, LLC, which is affiliated with the Investment Adviser and with Guggenheim Partners, is the distributor of the Funds.

This report covers performance of the following nine Funds for the semiannual fiscal period ended February 28, 2013, with the name of each Fund followed by its NYSE Arca ticker symbol:

-	Guggenheim BRIC ETF (EEB)

-	Guggenheim Defensive Equity ETF (DEF)

-	Guggenheim Insider Sentiment ETF (NFO)

-	Guggenheim Mid-Cap Core ETF (CZA)

-	Guggenheim Multi-Asset Income ETF (CVY)

-	Guggenheim Raymond James SB-1 Equity ETF (RYJ)

-	Guggenheim Spin-Off ETF (CSD)

-	Wilshire Micro-Cap ETF (WMCR)

-	Wilshire US REIT ETF (WREI)

Guggenheim Investments is committed to providing investors with innovative investment solutions. As of the date of this report, we offer 38 ETFs with a wide range of domestic and global themes. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the six months ending February 2013, we encourage you to read the Economic and Market Overview section of the report, which follows this letter. Following the Economic and Market Overview is the section on Management Discussion of Fund Performance, which includes the objective and performance of each ETF.

Thank you for investing in our funds.

Sincerely,

Donald Cacciapaglia
Trustee and Chief Executive Officer
Claymore Exchange-Traded Fund Trust

March 28, 2013

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ECONOMIC AND MARKET OVERVIEW	February 28, 2013

The U.S. economy appeared to be reaching “escape velocity” during the period, powered by the monetary rocket fuel from central banks around the world. The U.S. Federal Reserve has signaled that it is likely to continue with its asset purchase program throughout 2013 in an effort to combat long-term structural unemployment. This, coupled with the recent acceleration in home price appreciation, has provided a tailwind for the economy. The run-up in U.S. equity prices, with some major indices testing or exceeding their all-time highs, has also contributed to heightened expectations about the economy and markets. In the fixed income domain, abundant liquidity and the continuation of open-ended quantitative easing have produced a benign credit environment with low default rates.

Following Congress’ New Year’s reprieve on the Fiscal Cliff, markets turned their attention to the impact of sequestration, as well as ongoing tax and spending debates. Despite some uncertainty created by recent political bipartisanship in Washington, the U.S. economy seems to be on firm footing: construction spending has been rising; state and local employment has been contributing to GDP, and employment growth has been fairly strong. Investors have benefited from the themes that have dominated the environment since the recovery began: tighter credit spreads, low interest rates, improving employment, modest inflation and sustained economic growth. Moreover, the U.S. economic expansion has withstood recent less-than-favorable Chinese economic data and Europe’s continued growth problems and banking crises in certain periphery countries.

For the six-month period ended February 28, 2013, the Standard & Poor’s 500 Index (the “S&P 500”), which is generally regarded as an indicator of the broad U.S. stock market, returned 8.95%. Foreign markets were even stronger: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 14.42%. The return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, was 12.07%.

In the bond market, higher quality issues underperformed lower-rated bonds, as investors embraced risk. The return of the Barclays U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market, posted a 0.15% return for the period, while the Barclays U.S. Corporate High Yield Bond Index returned 6.67%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1-3 Month U.S. Treasury Bill Index was 0.05% for the six-month period.

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February 28, 2013

Index Definitions

All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Dow Jones U.S. Select Dividend Index is a selection of stocks that is based almost entirely on dividend yield and dividend history. Stocks are also required to have an annual average daily dollar trading volume of more than $1.5 million.

The FTSE NAREIT Equity REIT Index is a free float-adjusted index of REITs that own, manage and lease investment-grade commercial real estate. Specifically, a company is classified as an Equity REIT if 75 percent or more of its gross invested book assets is invested in real property.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Standard & Poor’s (“S&P”) 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

The S&P MidCap 400 Index is a market-weighted index of 400 domestic mid-cap stocks chosen for market capitalization, liquidity, and industry group representation.

Industry Sectors

Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE	February 28, 2013

EEB	Guggenheim BRIC ETF

Fund Overview

The Guggenheim BRIC ETF, NYSE Arca ticker: EEB (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon BRIC Select ADR Index (the “Index”).

The Index is comprised of American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) selected, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on U.S. exchanges. The companies in the universe are selected using a proprietary methodology developed by BNY Mellon. The Fund will invest at least 90% of its total assets in ADRs and GDRs that comprise the Index and underlying securities representing ADRs and GDRs that comprise the Index. As of February 28, 2013, the Index consisted of 76 securities. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 6.04%, which included an increase in market price over the period to $34.91 on February 28, 2013, from $33.79 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 5.94%, which included an increase in NAV over the period to $34.95 on February 28, 2013, from $33.86 as of August 31, 2012. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad emerging market comparison purposes, the Index generated a return of 6.48% and the MSCI Emerging Markets Index generated a return of 12.07% for the same period.

The Fund made an annual income distribution of $0.9510 per share on December 31, 2012, to shareholders of record on December 27, 2012.

Performance Attribution

For the six-month period ended February 28, 2013, the energy and utilities sectors were the only ones detracting from the Fund’s return. The basic materials sector contributed most significantly to the Fund’s return, followed by the financial sector.

Positions that contributed most significantly to return included Vale SA, ADR, a Brazilian metals and mining company; Cia de Bebidas das Americas, ADR, a Brazilian beverage company; and Infosys Ltd., ADR, a provider of IT consulting and software services based in India (preference shares 6.0%, preference shares 5.3% and common stock 4.1%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included Petroleo Brasileiro SA, ADR and ADR-Preferred, a Brazilian oil and gas service company; and Baidu, Inc., ADR, a Chinese-language Internet search provider (common stock 3.8%, preference shares 5.5% and common stock 3.4%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2013

DEF	Guggenheim Defensive Equity ETF

Fund Overview

The Guggenheim Defensive Equity ETF, NYSE Arca ticker: DEF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria developed by Sabrient Systems LLC, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The depositary receipts included in the Index may be sponsored or unsponsored. The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 9.10%, which included an increase in market price over the period to $31.12 on February 28, 2013, from $29.27 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 9.28%, which included an increase in NAV over the period to $31.13 on February 28, 2013, from $29.23 as of August 31, 2012. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 9.53% and the S&P 500 Index returned 8.95% for the same period.

The Fund made an annual income distribution of $0.7470 per share on December 31, 2012, to shareholders of record on December 27, 2012.

Performance Attribution

For the six-month period ended February 28, 2013, the consumer, noncyclical sector and the utilities sector contributed most significantly to the Fund’s return. No sector detracted from return, but the technology sector contributed least to the Fund’s return. Positions that contributed most significantly to the Fund’s return included Safeway, Inc., which operates as a food and drug retailer in North America; Coca-Cola Femsa SAB De CV, which produces and distributes beverages of The Coca-Cola Company in Mexico and other parts of Latin America; and ConAgra Foods, Inc., a food company serving the consumer and commercial foods markets (1.2%, 1.0% and 1.0%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Western Digital Corp., a global provider of solutions for the collection, storage, management, protection and use of digital content (not held in the portfolio at period end); Ross Stores, Inc., an operator of off-price retail apparel and home accessories stores (1.0% of the Fund’s long-term investments at period end); and CenturyLink, Inc., which provides communications services (0.8% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2013

NFO	Guggenheim Insider Sentiment ETF

Fund Overview

The Guggenheim Insider Sentiment ETF, NYSE Arca ticker: NFO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The universe of companies eligible for inclusion in the Index includes approximately 6,000 listed companies without limitations on market capitalization. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 12.18%, which included an increase in market price over the period to $37.57 on February 28, 2013, from $34.07 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 12.36%, which included an increase in NAV over the period to $37.61 on February 28, 2013, from $34.05 as of August 31, 2012. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 12.69% and the S&P 500 Index returned 8.95% for the same period.

The Fund made an annual income distribution of $0.6030 per share on December 31, 2012, to shareholders of record on December 27, 2012.

Performance Attribution

For the six-month period ended February 28, 2013, the consumer, cyclical sector contributed most significantly to the Fund’s return, followed by the financial sector. The technology sector contributed the least to the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Taser International, Inc., which develops, assembles and markets less-lethal weapons for use in the law enforcement, private security and personal defense markets (not held in the portfolio at period end); Yahoo! Inc., a global internet media company (1.0% of the Fund’s long-term investments at period end); and Alon USA Energy, Inc., which refines and markets oil, operates pipelines, and operates convenience stores (1.3% of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Children’s Place Retail Stores, Inc., which retails value-priced apparel and accessories for newborn to 12 year old children; Iridium Communications, Inc., which offers mobile satellite communications services; and Rue21, Inc., a teen specialty retailer through mostly mall-based stores in multiple states (0.9%, 0.9% and 0.8%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2013

CZA	Guggenheim Mid-Cap Core ETF

Fund Overview

The Guggenheim Mid-Cap Core ETF, NYSE Arca ticker: CZA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks Mid-Cap Core Index (the “Index”).

The Index is comprised of 100 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities, including master limited partnerships (“MLPs”), American depositary receipts (“ADRs”) and business development companies (“BDCs”). Currently, the mid-capitalization universe ranges from approximately $1 billion in market capitalization to $10 billion in market capitalization, as defined by Zacks Investment Research, Inc. (“Zacks”). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 14.65%, which included an increase in market price over the period to $37.07 on February 28, 2013, from $32.73 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 14.99%, which included an increase in NAV over the period to $37.11 on February 28, 2013, from $32.67 as of August 31, 2012. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index, midcap market, and domestic equity market comparison purposes, the Index returned 15.86%, the Russell Midcap Index returned 13.92%, the S&P MidCap 400 Index returned 14.36%, and the S&P 500 Index returned 8.95% for the same period.

The Fund made an annual income distribution of $0.4150 per share on December 31, 2012, to shareholders of record on December 27, 2012.

Performance Attribution

For the six-month period ended February 28, 2013, all nine sectors in which the Fund was invested contributed to the Fund’s return. The financial sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. The consumer cyclical sector contributed least to the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Ameriprise Financial, Inc., which provides services including financial planning, wealth management, retirement, asset management, annuities and insurance; Symantec Corp., which provides security, storage and systems management solutions; and Credicorp Ltd., a Peruvian holding company for Banco de Credito del Peru, El Pacifico-Peruano Suiza Insurance Company and Atlantic Security Holding Corporation, among other companies (2.5%, 2.8% and 2.1%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Western Union Co., which offers global money transfer services; American Capital Agency Corp., a real estate investment trust that invests in agency pass-through securities and collateralized mortgage obligations; and Humana, Inc., a managed health care company with medical members located in the United States and Puerto Rico (1.5%, 1.9% and 1.9%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2013

CVY	Guggenheim Multi-Asset Income ETF

Fund Overview

The Guggenheim Multi-Asset Income ETF, NYSE Arca ticker: CVY (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the “Index”).

The Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small and medium-sized companies. The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds, Canadian royalty trusts and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 7.78%, which included an increase in market price over the period to $23.33 on February 28, 2013, from $22.24 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 7.98%, which included an increase in NAV over the period to $23.34 on February 28, 2013, from $22.21 as of August 31, 2012. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index, domestic equity market and domestic equity income market comparison purposes, the Index returned 8.83%, the S&P 500 Index returned 8.95% and the Dow Jones U.S. Select Dividend Index returned 8.98% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. The following distributions per share were paid during the six-month period ended February 28, 2013:

Payable Date	Amount
September 28, 2012	$0.2840
December 31, 2012	$0.3190

Performance Attribution

For the six-month period ended February 28, 2013, the financial sector contributed most significantly to the Fund’s return, followed by the consumer, non-cyclical sector. The technology sector contributed least to the Fund’s return. The energy sector was the only sector detracting from return.

Positions that contributed most significantly to the Fund’s return included Nokia OYJ, which produces and sells mobile telephones, navigation devices, and related services; Safeway, Inc., an operator of a retail food and drug chain in the U.S. and Canada; and Newcastle Investment Corp., a real estate investment trust that invests in real estate securities and other real estate-related assets (1.1%, 1.3% and 0.7%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Penn West Petroleum Ltd., which explores for oil and natural gas and operates primarily in the Western Canadian Sedimentary Basin (0.9% of the Fund’s long-term investments at period end); Pengrowth Energy Corp., a Canada-based oil and gas operating company (not held in the portfolio at period end); and SandRidge Mississippian Trust I, which owns royalty interests in oil and natural gas wells (0.8% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2013

RYJ	Guggenheim Raymond James SB-1 Equity ETF

Fund Overview

The Guggenheim Raymond James SB-1 Equity ETF, NYSE Arca ticker: RYJ (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the “Index”).

The Index is comprised of all equity securities rated Strong Buy 1 (“SB-1”) by Raymond James & Associates, Inc., an affiliate of Raymond James Research Services, LLC (the “Index Provider”), as of each rebalance and reconstitution date. Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on a U.S. securities exchange, including common stocks, American depositary receipts (“ADRs”), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The number of securities in the Index may vary depending on the number of equity securities rated SB-1 by Raymond James & Associates, Inc. As of February 28, 2013, the Index consisted of 153 securities with an average market capitalization of $9.6 billion. The Fund will invest at least 80% of its total assets in equity securities. The Fund will invest at least 80% of its total assets in securities that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 11.99%, which included an increase in market price over the period to $25.20 on February 28, 2013, from $22.58 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 11.85%, which included an increase in NAV over the period to $25.19 on February 28, 2013, from $22.60 as of August 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic midcap equity market comparison purposes, the Index returned 12.19% and the S&P MidCap 400 Index returned 14.36% for the same period.

The Fund made an annual income distribution of $0.0810 per share on December 31, 2012, to shareholders of record on December 27, 2012.

Performance Attribution

For the six-month period ended February 28, 2013, the consumer, cyclical sector contributed most significantly to the Fund’s return, followed by the financial sector. The communications sector was the only sector that detracted from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included ValueClick, Inc., which provides advertising solutions for publishers of web sites and online advertisers (0.8% of long-term investments at period end); Ameristar Casinos, Inc., a multi-jurisdictional gaming company that owns and operates casinos and related hotel, food and beverage, entertainment, and other facilities (not held in the portfolio at period end); and Capital Senior Living Corp., which develops and operates senior living communities in the U.S. (0.8% of long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Active Network, Inc., which provides organization-based cloud computing applications (not held in the portfolio at period end); Brightcove, Inc., which provides video hosting and publishing services (0.7% of the Fund’s long-term investments at period end); and Cincinnati Bell, Inc., a local exchange and wireless provider serving residential and business customers (0.6% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2013

CSD	Guggenheim Spin-Off ETF

Fund Overview

The Guggenheim Spin-Off ETF, NYSE Arca ticker: CSD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Beacon Spin-Off Index (the “Index”).

The Index is comprised of approximately 28 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, American depositary receipts (“ADRs”) and master limited partnerships (“MLPs”). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past 30 months (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small- and mid-cap companies with capitalizations under $10.0 billion. Beacon Indexes LLC defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity “carve-outs” or “partial initial public offerings” in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 21.62%, which included an increase in market price over the period to $32.29 on February 28, 2013, from $26.62 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 21.80%, which included an increase in NAV over the period to $32.24 on February 28, 2013, from $26.54 as of August 31, 2012. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index, domestic market and midcap market capitalization comparison purposes, the Index returned 22.69%, the S&P 500 Index returned 8.95%, and the Russell Midcap Index returned 13.92% for the same period.

The Fund made an annual income distribution of $0.0780 per share on December 31, 2012, to shareholders of record on December 27, 2012.

Performance Attribution

For the six-month period ended February 28, 2013, the communications sector contributed most significantly to the Fund’s return, followed by the industrial sector. The basic materials and utilities sectors detracted from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Lin TV Corp., a television company covering the U.S. and Puerto Rico (not held in the portfolio at period end); Marathon Petroleum Corp., which refines, transports, and markets petroleum products (5.4% of the Fund’s long-term investments at period end); and Fiesta Restaurant Group, Inc., which owns and operates a chain of restaurants (6.5% of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Orchard Supply Hardware Stores Corp., which operates full-service hardware stores in California; Lone Pine Resources, Inc., an independent oil and gas exploration, development, and production company based in Canada; and WPX Energy, Inc., an independent natural gas and oil exploration and production company (0.5%, 1.4% and 3.7%, respectively, of the Fund’s long-term investments at period end).

12 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF

Fund Overview

The Wilshire Micro-Cap ETF, NYSE ticker: WMCR (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Micro-Cap IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of February 28, 2013, approximately 2,200 securities of micro-capitalization companies, including Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”), as defined by Wilshire Associates Incorporated. The Index is designed to represent micro-sized companies and is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). The Index represents a float-adjusted, market capitalization-weighted index of the issues ranked below 2500 by market capitalization of the Wilshire 5000.

Under normal conditions, the Fund will invest at least 80% of its total assets in micro-capitalization companies. In addition, the Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 12.53%, which included an increase in market price over the period to $20.10 on February 28, 2013, from $18.06 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 11.82%, which included an increase in NAV over the period to $20.06 on February 28, 2013, from $18.14 as of August 31, 2012. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index comparison purposes, the Index returned 11.63% for the same period. For domestic equity market and small cap market comparison purposes, the S&P 500 Index returned 8.95% and the Russell 2000 Index returned 13.02% for the same period.

The Fund made an annual income distribution of $0.2050 per share on December 31, 2012, to shareholders of record on December 27, 2012.

Performance Attribution

For the six-month period ended February 28, 2013, the financial sector contributed most significantly to the Fund’s return, followed by the consumer, non-cyclical sector. The basic materials and energy sectors detracted most significantly from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Independent Bank Corp., a Michigan-based commercial bank holding company; Sarepta Therapeutics, Inc., a biopharmaceutical company focused on the discovery and development of unique RNA-based therapeutics for the treatment of both rare and infectious diseases; and Keryx Biopharmaceuticals, Inc., which is focused on developing and commercializing pharmaceuticals for the treatment of renal disease (0.7%, 0.9% and 0.5%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Glu Mobile, Inc., which develops and publishes mobile games on a global basis; Towerstream Corp., which offers wireless broadband internet services to businesses; and EnteroMedics, Inc., a development-stage medical device company focused on the design and development of devices to treat obesity and other gastrointestinal disorders (0.2%, 0.2% and less than 0.1%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2013

WREI	Wilshire US REIT ETF

Fund Overview

The Wilshire US REIT ETF, NYSE Arca ticker: WREI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Real Estate Investment Trust IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of February 28, 2013, 102 securities, which may include securities of companies of all categories of market capitalizations, (subject to certain minimum market capitalization requirements), as defined by Wilshire Associates Incorporated (“Wilshire”). The Index is comprised primarily of real estate investment trusts (“REITs”) and is derived from the broader Wilshire 5000 Total Market IndexSM. The Index is weighted by float-adjusted market capitalization. The Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 5.21%, which included an increase in market price over the period to $38.07 on February 28, 2013, from $36.72 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 5.00%, which included an increase in NAV over the period to $37.92 on February 28, 2013, from $36.65 as of August 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity REIT market comparison purposes, the Index returned 5.16% and the FTSE Nareit Equity REIT Index returned 6.87% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. Per share distributions paid since the last fiscal period ended August 31, 2012, were:

Date	Amount
September 28, 2012	$0.2340
December 31, 2012	$0.2970

Performance Attribution

More than 99% of the Fund’s holdings are categorized in the financial sector, which had a positive return for the six-month period ended February 28, 2013, contributing to the Fund’s return. Positions that contributed most significantly to the Fund’s performance included ProLogis, Inc., which owns and operates distribution facilities; Health Care REIT, Inc., which invests in senior housing and health care real estate and provides property management and development services; and Ventas, Inc., which owns seniors housing communities, skilled nursing facilities, hospitals, and medical office buildings in the United States and Canada (4.0%, 3.7% and 4.7%, respectively, of long-term investments at period end). Positions that detracted most significantly from the Fund’s performance included AvalonBay Communities, Inc., which develops, acquires, owns and operates upscale multifamily residential communities; Equity Residential, which is focused on the acquisition, development and management of apartment properties; and Boston Properties, Inc., which owns, manages, and develops office properties in the United States, with a significant presence in Boston, Washington, D.C., Midtown Manhattan and San Francisco (3.1%, 3.9% and 3.5%, respectively, of long-term investments at period end).

14 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2013

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Funds ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.

Investment Risk: An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk: The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.

Foreign Investment Risk: A Fund’s investments in non-U.S. issuers, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of such Fund’s investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk: Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Industry Risk: To the extent that a Fund focuses its investments in a particular industry or group of related industries, the NAV of such Fund will be more susceptible to factors affecting that industry or sector. Accordingly, a Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Micro-, Small- and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Portfolio Turnover Risk. Certain Funds may engage in active and frequent trading of their portfolio securities in connection with the rebalancing of their respective index, and therefore such Fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, such Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Replication Management Risk. Unlike many investment companies, the Funds are not “actively” managed. Therefore, a Fund will not necessarily sell a security because the security’s issuer is in financial trouble unless that stock is removed from such Fund’s Index.

Non-Correlation Risk: A Fund’s return may not match the return of such Fund’s index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk (EEB, CSD and WREI only): Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds portfolios. Financial market conditions, as well as various social and political tensions in the US and around the world, have contributed to increased market volatility and may have long-term effects on the US and worldwide financial markets and cause further economic uncertainties or deterioration in the US and worldwide. The Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the US and global economies and securities markets.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	February 28, 2013

The Guggenheim BRIC ETF is also subject to risks incurred by investing in companies that are located in Brazil, Russia, India and China. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, which have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation. Investing in securities of Indian companies involves additional risks, including, but not limited to greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. As an investor in such companies, the Fund is indirectly subject to those risks.

Certain funds are subject to risks incurred by investing in preferred stocks—some that may be rated below investment grade, REITs, and other investment companies.

Guggenheim Raymond James SB-1 Equity ETF is also subject to risks relating to Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

In addition to the risks described above, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at www.guggenheiminvestments.com/etf.

16 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited)	February 28, 2013

EEB	Guggenheim BRIC ETF

Fund Statistics
Share Price	$34.91
Net Asset Value	$34.95
Premium/Discount to NAV	-0.11%
Net Assets ($000)	$295,350

Total Returns
			Three	Five	Since
			Year	Year	Inception
(Inception	Six	One	(Annual-	(Annual-	(Annual-
9/21/06)	Month	Year	ized )	ized )	ized )
Guggenheim BRIC ETF
NAV	5.94%	-13.18%	-1.80%	-4.29%	8.02%
Market	6.04%	-13.34%	-1.60%	-4.35%	8.01%
The BNY Mellon
BRIC Select
ADR Index	6.48%	-12.64%	-1.30%	-3.78%	8.69%
MSCI Emerging
Markets
Index	12.07%	0.28%	6.58%	0.34%	7.23%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.58 per share for share price returns or initial net asset value (NAV) of $24.58 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.66%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.64% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.65%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Communications	21.7%
Energy	21.7%
Financial	18.8%
Basic Materials	15.2%
Consumer, Non-cyclical	10.5%
Technology	5.6%
Utilities	3.6%
Consumer, Cyclical	1.4%
Industrial	1.1%
Total Common and Preferred Stocks	99.6%
Exchange Traded Fund	0.1%
Investments of Collateral for Securities Loaned	10.0%
Total Investments	109.7%
Liabilities in excess of Other Assets	-9.7%
Net Assets	100.0%

Country Breakdown	% of Long-Term Investments
Brazil	50.1%
China	36.7%
India	10.8%
Russia	2.3%
United States	0.1%

Top Ten Holdings	% of Long-Term Investments
China Mobile Ltd., ADR	8.9%
Itau Unibanco Holding SA, ADR - Preferred	6.3%
Vale SA, ADR - Preferred	6.0%
Petroleo Brasileiro SA, ADR - Preferred	5.5%
Cia de Bebidas das Americas, ADR - Preferred	5.3%
CNOOC Ltd., ADR	4.9%
Banco Bradesco SA, ADR - Preferred	4.1%
Infosys Ltd., ADR	4.1%
Vale SA, ADR	4.0%
PetroChina Co. Ltd., ADR	3.9%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

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FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2013

DEF	Guggenheim Defensive Equity ETF

Fund Statistics
Share Price	$31.12
Net Asset Value	$31.13
Premium/Discount to NAV	-0.03%
Net Assets ($000)	$80,938

Total Returns
			Three	Five	Since
			Year	Year	Inception
(Inception	Six	One	(Annual-	(Annual-	(Annual-
12/15/06)	Months	Year	ized )	ized )	ized )
Guggenheim Defensive Equity ETF
NAV	9.28%	15.41%	16.10%	7.64%	5.67%
Market	9.10%	15.28%	16.09%	7.64%	5.66%
Sabrient Defensive
Equity Index	9.53%	15.98%	16.79%	8.37%	6.40%
S&P 500 Index	8.95%	13.46%	13.46%	4.94%	3.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.85%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.80%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	25.3%
Utilities	20.0%
Financial	17.1%
Energy	12.9%
Communications	10.6%
Consumer, Cyclical	6.8%
Technology	5.0%
Industrial	2.0%
Total Common Stocks, Preferred Stocks and
Master Limited Partnerships	99.7%
Exchange Traded Fund	0.2%
Investments of Collateral for Securities Loaned	4.8%
Total Investments	104.7%
Liabilities in excess of Other Assets	-4.7%
Net Assets	100.0%

% of Long-Term Investments
Country Breakdown
United States	73.5%
Brazil	5.0%
Bermuda	2.0%
Chile	2.0%
Taiwan	1.9%
South Korea	1.9%
Indonesia	1.1%
Mexico	1.0%
Russia	1.0%
Japan	1.0%
Canada	1.0%
China	1.0%
Philippines	1.0%
Sweden	1.0%
Switzerland	1.0%
Israel	1.0%
United Kingdom	0.9%
Panama	0.9%
Ireland	0.9%
Colombia	0.9%

% of Long-Term Investments
Top Ten Holdings
Safeway, Inc.	1.2%
Activision Blizzard, Inc.	1.2%
HJ Heinz Co.	1.2%
Telekomunikasi Indonesia Persero TBK PT, ADR	1.1%
Campbell Soup Co.	1.1%
Energy Transfer Equity, LP	1.1%
Apartment Investment & Management Co., Class A	1.1%
JM Smucker Co.	1.1%
Coca-Cola Femsa SAB de CV, ADR	1.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	1.0%

Portfolio breakdown is shown as a percentage of net assets. Holdings and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

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FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2013

NFO	Guggenheim Insider Sentiment ETF

Fund Statistics
Share Price	$37.57
Net Asset Value	$37.61
Premium/Discount to NAV	-0.11%
Net Assets ($000)	$110,973

Total Returns
			Three	Five	Since
			Year	Year	Inception
(Inception	Six	One	(Annual-	(Annual-	(Annual-
9/21/06)	Months	Year	ized )	ized )	ized )
Guggenheim Insider Sentiment ETF
NAV	12.36%	11.45%	14.25%	9.03%	8.03%
Market	12.18%	11.37%	14.22%	9.07%	8.02%
Sabrient Insider
Sentiment
Index	12.69%	12.02%	14.87%	9.73%	8.71%
S&P 500 Index	8.95%	13.46%	13.46%	4.94%	4.33%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.78%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.77%. There is a contractual fee waiver in place for this Fund through December 31, 2015, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Cyclical	22.7%
Financial	19.0%
Consumer, Non-cyclical	16.6%
Energy	10.9%
Industrial	9.0%
Basic Materials	8.1%
Technology	4.9%
Utilities	3.9%
Communications	3.8%
Diversified	1.0%
Total Common Stocks and Master Limited Partnerships	99.9%
Exchange Traded Fund	0.1%
Investments of Collateral for Securities Loaned	4.7%
Total Investments	104.7%
Liabilities in excess of Other Assets	-4.7%
Net Assets	100.0%

% of Long-Term Investments
Top Ten Holdings
Alon USA Energy, Inc.	1.3%
Tronox Ltd., Class A	1.3%
Tesoro Corp.	1.3%
Oshkosh Corp.	1.2%
Hess Corp.	1.2%
Basic Energy Services, Inc.	1.2%
TETRA Technologies, Inc.	1.2%
Genesis Energy, LP	1.2%
Genworth Financial, Inc., Class A	1.2%
MarketAxess Holdings, Inc.	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

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FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2013

CZA	Guggenheim Mid-Cap Core ETF

Fund Statistics
Share Price	$37.07
Net Asset Value	$37.11
Premium/Discount to NAV	-0.11%
Net Assets ($000)	$59,371

Total Returns
			Three	Five	Since
			Year	Year	Inception
(Inception	Six	One	(Annual-	(Annual-	(Annual-
4/2/07)	Month	Year	ized )	ized )	ized )
Guggenheim Mid-Cap Core ETF
NAV	14.99%	16.31%	17.02%	10.28%	7.50%
Market	14.65%	15.82%	17.01%	9.43%	7.48%
Zacks Mid-Cap
Core Index	15.86%	18.01%	18.40%	11.64%	8.79%
S&P 500 Index	8.95%	13.46%	13.46%	4.94%	3.32%
Russell Midcap
Index	13.92%	15.41%	15.79%	7.26%	4.70%
S&P MidCap
400 Index	14.36%	14.57%	15.93%	8.60%	6.10%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.01%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.83%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	31.5%
Industrial	17.2%
Utilities	11.3%
Consumer, Non-cyclical	9.9%
Energy	8.8%
Technology	8.2%
Basic Materials	4.9%
Consumer, Cyclical	4.1%
Communications	3.8%
Total Common Stocks and Master Limited Partnerships	99.7%
Exchange Traded Fund	0.3%
Total Long-Term Investments	100.0%
Investments of Collateral for Securities Loaned	2.3%
Total Investments	102.3%
Liabilities in excess of Other Assets	-2.3%
Net Assets	100.0%

% of Long-Term Investments
Country Breakdown
United States	84.1%
Bermuda	8.1%
Canada	2.0%
Israel	1.9%
Ireland	1.2%
Channel Islands	1.0%
Singapore	0.8%
Switzerland	0.5%
Netherlands	0.4%

% of Long-Term Investments
Top Ten Holdings
Applied Materials, Inc.	2.9%
Symantec Corp.	2.8%
Ameriprise Financial, Inc.	2.5%
Credicorp Ltd.	2.1%
Invesco Ltd.	2.1%
ONEOK Partners, LP	2.1%
Republic Services, Inc.	2.0%
DTE Energy Co.	2.0%
Amphenol Corp., Class A	2.0%
Altera Corp.	2.0%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2013

CVY	Guggenheim Multi-Asset Income ETF

Fund Statistics
Share Price	$23.33
Net Asset Value	$23.34
Premium/Discount to NAV	-0.04%
Net Assets ($000)	$909,298

Total Returns
			Three	Five	Since
			Year	Year	Inception
(Inception	Six	One	(Annual-	(Annual-	(Annual-
9/21/06)	Month	Year	ized )	ized )	ized )
Guggenheim Multi-Asset Income ETF
NAV	7.98%	11.67%	14.82%	7.07%	4.81%
Market	7.78%	11.66%	14.73%	7.02%	4.80%
Zacks Multi-Asset
Income Index	8.83%	12.85%	15.82%	7.99%	5.75%
S&P 500 Index	8.95%	13.46%	13.46%	4.94%	4.33%
Dow Jones
U.S. Select
Dividend
Index	8.98%	14.61%	16.06%	5.66%	3.29%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.96 per share for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.86%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.72%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	21.2%
Energy	18.1%
Consumer, Non-cyclical	12.1%
Industrial	7.8%
Utilities	7.4%
Technology	6.1%
Communications	5.2%
Consumer, Cyclical	5.1%
Basic Materials	3.8%
Common Stocks, Convertible Preferred Stocks,
Preferred Stocks, and Master Limited Partnerships	86.8%
Royalty Trust	2.9%
Closed End Funds	9.8%
Total Long-Term Investments	99.5%
Investments of Collateral for Securities Loaned	11.1%
Total Investments	110.6%
Liabilities in excess of Other Assets	-10.6%
Net Assets	100.0%

% of Long-Term Investments
Country Breakdown
United States	81.0%
United Kingdom	6.9%
Canada	4.9%
Bermuda	1.6%
Ireland	1.2%
Finland	1.1%
France	0.9%
Brazil	0.9%
Colombia	0.5%
Spain	0.4%
Italy	0.4%
Netherlands	0.2%

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 21

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2013

CVY	Guggenheim Multi-Asset Income ETF (continued)

% of Long-Term Investments
Top Ten Holdings
Safeway, Inc.	1.3%
NuStar Energy, LP	1.3%
Royal Bank of Scotland Group PLC	1.3%
Seagate Technology PLC	1.2%
Norfolk Southern Corp.	1.1%
KLA-Tencor Corp.	1.1%
BP Prudhoe Bay Royalty Trust	1.1%
Sempra Energy	1.1%
Staples, Inc.	1.1%
Enerplus Corp.	1.1%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

22 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2013

RYJ	Guggenheim Raymond James SB-1 Equity ETF

Fund Statistics
Share Price	$25.20
Net Asset Value	$25.19
Premium/Discount to NAV	0.04%
Net Assets ($000)	$116,433

Total Returns
Performance inclusive			Three	Five	Since
of Predecessor Fund			Year	Year	Inception
(Inception	Six	One	(Annual-	(Annual-	(Annual-
5/19/06)	Month	Year	ized )	ized )	ized )
Guggenheim Raymond James SB-1 Equity ETF
NAV	11.85%	9.71%	14.73%	7.69%	5.77%
Market	11.99%	9.51%	14.75%	9.93%	5.24%
Raymond James
SB-1 Equity
Index	12.19%	10.47%	15.48%	8.70%	6.81%
S&P MidCap
400 Index	14.36%	14.57%	15.93%	8.60%	7.16%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

On September 3, 2008, the Claymore/Raymond James SB-1 Equity ETF acquired the assets and adopted the financial and performance history of Claymore/Raymond James SB-1 Equity Fund (the “Predecessor Fund”), which had an inception date of May 19, 2006. For the period prior to September 3, 2008, the performance information provided relates exclusively to the Predecessor Fund, is based on NAV performance history of the Predecessor Fund and reflects the operating expenses of the Predecessor Fund.

The Fund’s annual operating expense ratio of 0.75% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	29.0%
Consumer, Cyclical	21.4%
Communications	13.1%
Technology	11.4%
Consumer, Non-cyclical	10.4%
Industrial	8.6%
Energy	6.1%
Total Common Stocks and Master Limited Partnerships	100.0%
Investments of Collateral for Securities Loaned	4.3%
Total Investments	104.3%
Liabilities in excess of Other Assets	-4.3%
Net Assets	100.0%

% of Long-Term Investments
Top Ten Holdings
Tempur-Pedic International, Inc.	0.8%
Dollar Tree, Inc.	0.8%
Saia, Inc.	0.8%
Kansas City Southern	0.8%
Palo Alto Networks, Inc.	0.8%
La-Z-Boy, Inc.	0.8%
Angie’s List, Inc.	0.8%
TMS International Corp., Class A	0.8%
Micron Technology, Inc.	0.8%
Swift Transportation Co.	0.8%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 23

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2013

CSD	Guggenheim Spin-Off ETF

Fund Statistics
Share Price	$32.29
Net Asset Value	$32.24
Premium/Discount to NAV	0.16%
Net Assets ($000)	$98,345

Total Returns
			Three	Five	Since
			Year	Year	Inception
(Inception	Six	One	(Annual-	(Annual-	(Annual-
12/15/06)	Month	Year	ized )	ized )	ized )
Guggenheim Spin-Off ETF
NAV	21.80%	24.86%	19.34%	8.35%	5.30%
Market	21.62%	25.15%	19.42%	8.31%	5.33%
Beacon Spin-off
Index	22.69%	27.12%	20.45%	9.19%	6.05%
S&P 500 Index	8.95%	13.46%	13.46%	4.94%	3.20%
Russell Midcap
Index	13.92%	15.41%	15.79%	7.26%	5.00%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.18 per share for share price returns or initial net asset value (NAV) of $25.18 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.02%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.80%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	28.1%
Industrial	25.9%
Communications	17.7%
Consumer, Cyclical	11.2%
Financial	8.6%
Consumer, Non-cyclical	4.5%
Utilities	2.6%
Basic Materials	1.3%
Total Long-Term Investments	99.9%
Investments of Collateral for Securities Loaned	5.4%
Total Investments	105.3%
Liabilities in excess of Other Assets	-5.3%
Net Assets	100.0%

% of Long-Term Investments
Top Ten Holdings
Fiesta Restaurant Group, Inc.	6.5%
Marathon Petroleum Corp.	5.4%
Fortune Brands Home & Security, Inc.	4.9%
Phoenix New Media Ltd., ADR	4.8%
Phillips 66	4.8%
Huntington Ingalls Industries, Inc.	4.7%
Post Holdings, Inc.	4.5%
TripAdvisor, Inc.	4.5%
SunCoke Energy, Inc.	4.4%
AMC Networks, Inc., Class A	4.4%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

24 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF

Fund Statistics
Share Price	$20.10
Net Asset Value	$20.06
Premium/Discount to NAV	0.20%
Net Assets ($000)	$30,110

Total Returns
			Three		Five		Since
			Year		Year		Inception
(Inception	Six	One	(Annual-		(Annual-		(Annual-
9/21/06)	Months	Year	ized	)	ized	)	ized	)
Wilshire Micro-Cap ETF
NAV	11.82%	16.91%	11.55%		0.68%		-1.51%
Market	12.53%	17.27%	12.27%		0.72%		-1.47%
Sabrient Stealth
Index/Wilshire
US Micro-Cap
IndexSM	11.63%	16.75%	12.44	%1	1.60	%2	-0.65	%3
Wilshire US
Micro-Cap
IndexSM	11.63%	16.75%	12.40%		6.03%		2.92%
Russell 2000®
Index	13.02%	14.02%	14.67%		7.35%		4.84%
S&P 500 Index	8.95%	13.46%	13.46%		4.94%		4.33%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.15 per share for share price returns or initial net asset value (NAV) of $25.15 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.50% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	30.3%
Consumer, Non-cyclical	24.3%
Industrial	10.7%
Consumer, Cyclical	10.4%
Communications	8.0%
Technology	7.9%
Energy	4.3%
Basic Materials	2.8%
Utilities	0.8%
Diversified	0.3%
Total Common Stocks and Master Limited Partnership	99.8%
Right	0.0%*
Warrant	0.0%*
Total Long-Term Investments	99.8%
Investments of Collateral for Securities Loaned	10.4%
Total Investments	110.2%
Liabilities in excess of Other Assets	-10.2%
Net Assets	100.0%
*Less than 0.1%

% of Long-Term Investments
Top Ten Holdings
Sarepta Therapeutics, Inc.	0.9%
Independent Bank Corp.	0.7%
Celldex Therapeutics, Inc.	0.7%
Summit Hotel Properties, Inc., REIT	0.6%
Northern Tier Energy, LP	0.6%
Capital Senior Living Corp.	0.6%
Keryx Biopharmaceuticals, Inc..	0.5%
Bancorp, Inc.	0.5%
Eagle Bancorp, Inc.	0.5%
Libbey, Inc.	0.4%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

1 The benchmark return reflects the blended return of the Sabrient Stealth Index from 2/28/10 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/13.

2 The benchmark return reflects the blended return of the Sabrient Stealth Index from 2/29/08 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/13.

3 The benchmark return reflects the blended return of the Sabrient Stealth Index from 9/21/06 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 2/28/13.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 25

FUND SUMMARY & PERFORMANCE (Unaudited) continued	February 28, 2013

WREI	Wilshire US REIT ETF

Fund Statistics
Share Price	$38.07
Net Asset Value	$37.92
Premium/Discount to NAV	0.40%
Net Assets ($000)	$18,961

Total Returns
			Since
	Six	One	Inception
(Inception 3/9/10)	Month	Year	(Annualized )
Wilshire US REIT ETF
NAV	5.00%	16.32%	17.84%
Market	5.21%	16.57%	17.99%
Wilshire US REIT IndexSM	5.16%	16.75%	18.21%
FTSE Nareit Equity REIT Index	6.87%	19.19%	18.50%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.28 per share for share price returns or initial net asset value (NAV) of $25.28 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.32% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	99.6%
Exchange Traded Fund	0.4%
Total Long-Term Investments	100.0%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	100.1%
Liabilities in excess of Other Assets	0.1%
Net Assets	100.0%

% of Long-Term Investments
Top Ten Holdings
Simon Property Group, Inc.	10.9%
HCP, Inc.	4.9%
Public Storage	4.9%
Ventas, Inc.	4.7%
ProLogis, Inc.	4.0%
Equity Residential	3.9%
Health Care REIT, Inc.	3.7%
Boston Properties, Inc.	3.5%
Vornado Realty Trust	3.3%
AvalonBay Communities, Inc.	3.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

OVERVIEW OF FUND EXPENSES (Unaudited)	February 28, 2013

As a shareholder of Guggenheim BRIC ETF; Guggenheim Defensive Equity ETF; Guggenheim Insider Sentiment ETF; Guggenheim Mid-Cap Core ETF; Guggenheim Multi-Asset Income ETF; Guggenheim Raymond James SB-1 Equity ETF; Guggenheim Spin-Off ETF; Wilshire Micro-Cap ETF and Wilshire US REIT ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2013.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense Ratio	Paid
	Account	Account	for the Six	During
	Value	Value	Months Ended	Period1
	9/1/12	2/28/13	2/28/13	9/1/12 - 2/28/13
Guggenheim BRIC ETF2
Actual	$1,000.00	$1,059.44	0.64%	$3.27
Hypothetical	1,000.00	1,021.62	0.64%	3.21
(5% annual return before expenses)
Guggenheim Defensive Equity ETF2
Actual	1,000.00	1,092.85	0.65%	3.37
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)
Guggenheim Insider Sentiment ETF2
Actual	1,000.00	1,123.64	0.65%	3.42
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)
Guggenheim Mid-Cap Core ETF2
Actual	1,000.00	1,149.85	0.65%	3.46
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)
Guggenheim Multi-Asset Income ETF2
Actual	1,000.00	1,079.80	0.65%	3.35
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)
Guggenheim Raymond James SB-1 Equity ETF
Actual	1,000.00	1,118.46	0.75%	3.94
Hypothetical	1,000.00	1,021.08	0.75%	3.76
(5% annual return before expenses)

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 27

OVERVIEW OF FUND EXPENSES (Unaudited) continued	February 28, 2013

			Annualized	Expenses
	Beginning	Ending	Expense Ratio	Paid
	Account	Account	for the Six	During
	Value	Value	Months Ended	Period1
	9/1/12	2/28/13	2/28/13	9/1/12 - 2/28/13
Guggenheim Spin-Off ETF2
Actual	$1,000.00	$1,217.96	0.65%	$3.57
Hypothetical	1,000.00	1,021.57	0.65%	3.26
(5% annual return before expenses)
Wilshire Micro-Cap ETF
Actual	1,000.00	1,118.16	0.50%	2.63
Hypothetical	1,000.00	1,022.32	0.50%	2.51
(5% annual return before expenses)
Wilshire US REIT ETF
Actual	1,000.00	1,049.97	0.32%	1.63
Hypothetical	1,000.00	1,023.21	0.32%	1.61
(5% annual return before expenses)

1	Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended February 28, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 181/365.

2	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheiminvestments.com.

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited)	February 28, 2013

EEB	Guggenheim BRIC ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 66.4%
	Basic Materials - 7.8%
85,951	Aluminum Corp. of China Ltd., ADR (China)(a) (b)	$927,411
372,719	Cia Siderurgica Nacional SA, ADR (Brazil)	1,885,958
116,311	Fibria Celulose SA, ADR (Brazil)(a) (b)	1,346,881
84,584	Mechel, ADR (Russia)	464,366
15,750	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)(a)	694,733
111,804	Sterlite Industries India Ltd., ADR (India)(a)	788,218
196,192	Ultrapar Participacoes SA, ADR (Brazil)(a)	5,099,030
618,754	Vale SA, ADR (Brazil)	11,750,139
		22,956,736

	Communications - 19.9%
29,641	21Vianet Group, Inc., ADR (China)(b)	287,221
109,322	Baidu, Inc., ADR (China)(b)	9,922,065
479,002	China Mobile Ltd., ADR (China)	26,249,310
66,084	China Telecom Corp. Ltd., ADR (China)(a)	3,437,029
203,113	China Unicom Hong Kong Ltd., ADR (China)(a)	2,959,356
73,616	Ctrip.com International Ltd., ADR (China)(a) (b)	1,420,053
44,822	Focus Media Holding Ltd., ADR (China)	1,129,963
74,268	Giant Interactive Group, Inc., ADR (China)(a)	460,462
239,494	Mobile Telesystems OJSC, ADR (Russia)	4,955,131
37,328	NetEase.com, Inc., ADR (China)	1,913,806
31,531	Perfect World Co. Ltd., ADR (China)	358,192
35,473	Qihoo 360 Technology Co., ADR (China)(a) (b)	1,091,504
106,497	Renren, Inc., ADR (China)(b)	315,231
11,884	SouFun Holdings Ltd., ADR (China)(a)	319,085
81,242	Tim Participacoes SA, ADR (Brazil)	1,767,826
117,504	VimpelCom Ltd., ADR (Russia)	1,402,998
44,650	Youku Tudou, Inc., ADR (China)(a) (b)	910,413
		58,899,645

	Consumer, Cyclical - 1.2%
17,983	China Lodging Group Ltd., ADR (China)(b)	331,067
22,285	China Southern Airlines Co. Ltd., ADR (China)(a)	613,952
8,445	Home Inns & Hotels Management, Inc., ADR (China)(a) (b)	246,425
91,835	Tata Motors Ltd., ADR (India)	2,492,402
		3,683,846

	Consumer, Non-cyclical - 4.0%
7,341	51job, Inc., ADR (China)(b)	407,499
313,329	BRF - Brasil Foods SA, ADR (Brazil)	6,764,773
42,370	Dr Reddy’s Laboratories Ltd., ADR (India)	1,381,262
43,773	Mindray Medical International Ltd., ADR (China)(a)	1,646,303
68,777	New Oriental Education & Technology Group, ADR (China)	1,045,410
42,733	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	698,257
		11,943,504

	Energy - 16.2%
78,187	China Petroleum & Chemical Corp., ADR (China)(a)	8,878,916
73,662	CNOOC Ltd., ADR (China)	14,361,143
84,435	PetroChina Co. Ltd., ADR (China)(a)	11,565,906
754,339	Petroleo Brasileiro SA, ADR (Brazil)	11,066,153
71,167	Trina Solar Ltd., ADR (China)(a) (b)	284,668
99,345	Yanzhou Coal Mining Co. Ltd., ADR (China)(a)	1,537,861
		47,694,647

	Financial - 8.5%
277,425	Banco Santander Brasil SA, ADR (Brazil)	2,027,977
230,297	China Life Insurance Co. Ltd., ADR (China)(a)	10,149,189
132,146	Gafisa SA, ADR (Brazil)(b)	562,942
179,935	HDFC Bank Ltd., ADR (India)	6,846,527
132,382	ICICI Bank Ltd., ADR (India)	5,549,453
		25,136,088

	Industrial - 1.1%
76,809	Embraer SA, ADR (Brazil)	2,606,897
22,038	Guangshen Railway Co. Ltd., ADR (China)(a)	521,419
		3,128,316

	Technology - 5.6%
25,818	AutoNavi Holdings Ltd., ADR (China)(b)	262,053
8,513	Changyou.com Ltd., ADR (China)	253,687
224,313	Infosys Ltd., ADR (India)(a)	12,097,200
281,860	Semiconductor Manufacturing International Corp.,
	ADR (China)(b)	797,664
25,852	Spreadtrum Communications, Inc., ADR (China)(a)	452,669
263,299	Wipro Ltd., ADR (India)(a)	2,527,670
		16,390,943

	Utilities - 2.1%
164,177	Centrais Eletricas Brasileiras SA, ADR (Brazil)	572,978
55,796	Cia de Saneamento Basico do Estado de Sao Paulo,
	ADR (Brazil)(b)	2,698,295
57,650	CPFL Energia SA, ADR (Brazil)(a)	1,182,978
40,739	Huaneng Power International, Inc., ADR (China)(a)	1,656,040
		6,110,291
	Total Common Stocks - 66.4%
	(Cost $279,630,806)	195,944,016

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 29

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

EEB	Guggenheim BRIC ETF continued

Number
of Shares	Description	Value
	Preferred Stocks - 33.2%
	Basic Materials - 7.4%
44,835	Braskem SA, ADR (Brazil)	$674,767
425,073	Gerdau SA, ADR (Brazil)	3,536,607
966,085	Vale SA, ADR (Brazil)	17,746,982
		21,958,356

	Communications - 1.8%
422,335	Oi SA, ADR (Brazil)(a)	1,558,416
139,370	Telefonica Brasil SA, ADR (Brazil)	3,673,793
		5,232,209

	Consumer, Cyclical - 0.2%
77,611	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a) (b)	494,382
	Consumer, Non-cyclical - 6.5%
68,354	Cia Brasileira de Distribuicao Grupo PAO de Acucar,
	ADR (Brazil)(a)	3,464,181
352,577	Cia de Bebidas das Americas, ADR (Brazil)	15,647,367
		19,111,548

	Energy - 5.5%
975,339	Petroleo Brasileiro SA, ADR (Brazil)	16,317,421

	Financial - 10.3%
675,358	Banco Bradesco SA, ADR (Brazil)	12,136,183
1,045,381	Itau Unibanco Holding SA, ADR (Brazil)	18,461,429
		30,597,612

	Utilities - 1.5%
131,947	Centrais Eletricas Brasileiras SA, ADR (Brazil)(a)	860,295
231,590	Cia Energetica de Minas Gerais, ADR (Brazil)	2,755,921
55,722	Cia Paranaense de Energia, ADR (Brazil)(a)	831,372
		4,447,588

	Total Preferred Stocks - 33.2%
	(Cost $136,194,813)	98,159,116

	Exchange Traded Fund - 0.1%
5,000	Vanguard FTSE Emerging Markets ETF
	(Cost $224,531)	217,400

	Total Long-Term Investments - 99.7%
	(Cost $416,050,150)	294,320,532

	Investments of Collateral for
	Securities Loaned - 10.0%
29,661,073	BNY Mellon Securities Lending Overnight
	Fund, 0.1879%(c) (d)
	(Cost $29,661,073)	29,661,073

	Total Investments - 109.7%
	(Cost $445,711,223)	323,981,605
	Liabilities in excess of Other Assets - (9.7%)	(28,632,091)
	Net Assets - 100.0%	$295,349,514

ADR - American Depositary Receipt

OJSC - Open Joint Stock Company

SA - Corporation

(a)	Security, or portion thereof, was on loan at February 28, 2013.

(b)	Non-income producing security.

(c)	At February 28, 2013, the total market value of the Fund’s securities on loan was $29,901,926 and the total market value of the collateral held by the Fund was $30,670,133, consisting of cash collateral of $29,661,073 and U.S. Government and Agency securities valued at $1,009,060.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

30 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

DEF	Guggenheim Defensive Equity ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 81.7%
	Communications - 9.6%
22,425	AT&T, Inc.	$805,282
19,473	CenturyLink, Inc.	675,129
24,946	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	773,825
176,167	Frontier Communications Corp.(a)	729,331
45,455	KT Corp., ADR (South Korea)	735,462
39,862	Mobile Telesystems OJSC, ADR (Russia)	824,745
11,150	Philippine Long Distance Telephone Co., ADR (Philippines)	795,553
43,064	SK Telecom Co. Ltd., ADR (South Korea)	782,473
64,859	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	791,928
19,833	Telekomunikasi Indonesia Persero TBK PT, ADR (Indonesia)	881,775
		7,795,503

	Consumer, Cyclical - 5.8%
7,153	Copa Holdings SA, Class A (Panama)	746,916
20,551	Lowe’s Cos., Inc.	784,021
14,999	Magna International, Inc. (Canada)	798,247
8,357	McDonald’s Corp.	801,436
12,040	PetSmart, Inc.	783,925
13,441	Ross Stores, Inc.	779,040
		4,693,585

	Consumer, Non-cyclical - 23.3%
23,302	Abbott Laboratories	787,375
21,392	AbbVie, Inc.	789,793
20,275	Avery Dennison Corp.	828,234
21,738	Bristol-Myers Squibb Co.	803,654
21,418	Campbell Soup Co.	881,565
13,301	Church & Dwight Co., Inc.	824,130
24,931	Cia Cervecerias Unidas SA, ADR (Chile)	814,994
9,823	Clorox Co.	825,230
5,020	Coca-Cola Femsa SAB de CV, ADR (Mexico)	846,573
24,043	ConAgra Foods, Inc.	820,107
17,254	Dr Pepper Snapple Group, Inc.	752,619
14,733	Eli Lilly & Co.	805,306
17,493	GlaxoSmithKline PLC, ADR (United Kingdom)	770,217
13,094	HJ Heinz Co.	948,398
8,918	JM Smucker Co.	849,885
13,474	Kellogg Co.	815,177
16,899	Kraft Foods Group, Inc.	819,094
11,521	Novartis AG, ADR (Switzerland)	781,124
10,917	PepsiCo, Inc.	827,181
10,439	Procter & Gamble Co.	795,243
40,976	Safeway, Inc.(a)	977,687
20,822	Teva Pharmaceutical Industries Ltd., ADR (Israel)	778,743
53,761	Western Union Co.	754,267
		18,896,596

	Energy - 1.9%
12,665	Ecopetrol SA, ADR (Colombia)(a)	728,871
5,762	PetroChina Co. Ltd., ADR (China)	789,279
		1,518,150

	Financial - 14.1%
53,259	Annaly Capital Management, Inc., REIT	824,982
28,840	Apartment Investment & Management Co., Class A, REIT	854,241
20,838	Arthur J Gallagher & Co.	801,846
20,069	Axis Capital Holdings Ltd. (Bermuda)	817,410
108,247	Banco Santander Brasil SA, ADR (Brazil)	791,286
26,353	Banco Santander Chile, ADR (Chile)	765,818
13,898	BOK Financial Corp.	825,958
17,068	HCP, Inc., REIT	834,284
21,599	Marsh & McLennan Cos., Inc.	802,187
184,346	Mizuho Financial Group, Inc., ADR (Japan)	809,279
8,959	PartnerRe Ltd. (Bermuda)	799,501
34,307	Progressive Corp.	835,718
32,332	Senior Housing Properties Trust, REIT	811,210
10,064	Travelers Cos., Inc.	809,347
		11,383,067

	Industrial - 2.0%
9,070	Lockheed Martin Corp.	798,160
25,189	Republic Services, Inc.	791,942
		1,590,102

	Technology - 5.0%
66,544	Activision Blizzard, Inc.	951,579
9,358	Dun & Bradstreet Corp.	754,255
25,136	Maxim Integrated Products, Inc.	783,740
22,950	Seagate Technology PLC (Ireland)	738,072
44,048	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	803,876
		4,031,522

	Utilities - 20.0%
19,720	AGL Resources, Inc.	788,011
24,238	Ameren Corp.	819,002
17,823	American Electric Power Co., Inc.	833,938
38,230	CenterPoint Energy, Inc.	819,269
30,952	CMS Energy Corp.	823,633
13,983	Consolidated Edison, Inc.	824,997
12,416	DTE Energy Co.	829,389
16,556	Edison International	795,185
19,898	FirstEnergy Corp.	785,573
11,004	NextEra Energy, Inc.	790,858
19,341	Northeast Utilities	802,845
13,452	OGE Energy Corp.	779,005
40,543	Pepco Holdings, Inc.	822,617
18,681	PG&E Corp.	796,558

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 31

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

DEF	Guggenheim Defensive Equity ETF continued

Number
of Shares	Description	Value
	Utilities continued
14,819	Pinnacle West Capital Corp.	$828,975
26,248	PPL Corp.	808,963
25,466	Public Service Enterprise Group, Inc.	829,937
34,324	Questar Corp.	806,957
16,859	SCANA Corp.	823,394
18,126	Southern Co.	815,851
		16,224,957

	Total Common Stocks - 81.7%
	(Cost $61,946,109)	66,133,482

	Preferred Stocks - 4.0%
	Communications - 1.0%
31,315	Telefonica Brasil SA, ADR (Brazil)	825,463

	Consumer, Non-cyclical - 2.0%
16,701	Cia Brasileira de Distribuicao Grupo Pao de Acucar,
	ADR (Brazil)	846,407
17,082	Cia de Bebidas das Americas, ADR (Brazil)	758,099
		1,604,506

	Financial - 1.0%
44,688	Banco Bradesco SA, ADR (Brazil)	803,043

	Total Preferred Stocks - 4.0%
	(Cost $3,062,139)	3,233,012

	Exchange Traded Fund - 0.2%
2,500	iShares S&P 500 Value Index Fund
	(Cost $175,652)	178,625

	Master Limited Partnerships - 14.0%
	Consumer, Cyclical - 1.0%
18,146	AmeriGas Partners, LP(a)	792,799

	Energy - 11.0%
28,820	Boardwalk Pipeline Partners, LP	765,171
15,159	Buckeye Partners, LP, Class B(a)	844,356
27,075	Enbridge Energy Partners, LP	750,248
16,102	Energy Transfer Equity, LP	856,465
14,412	Enterprise Products Partners, LP	816,728
8,958	Kinder Morgan Energy Partners, LP	782,123
16,379	Magellan Midstream Partners, LP	821,571
13,626	ONEOK Partners, LP(a)	746,841
15,162	Plains All American Pipeline, LP	830,120
13,411	Sunoco Logistics Partners, LP	838,590
19,634	Targa Resources Partners, LP	808,724
		8,860,937

	Financial - 2.0%
44,690	KKR & Co., LP	814,252
16,257	Oaktree Capital Group LLC	811,712
		1,625,964

	Total Master Limited Partnerships - 14.0%
	(Cost $9,709,683)	11,279,700

	Total Long-Term Investments - 99.9%
	(Cost $74,893,583)	80,824,819

	Investments of Collateral for
	Securities Loaned - 4.8%
3,893,422	BNY Mellon Securities Lending Overnight
	Fund, 0.1879%(b) (c)
	(Cost $3,893,422)	3,893,422

	Total Investments - 104.7%
	(Cost $78,787,005)	84,718,241
	Liabilities in excess of Other Assets - (4.7%)	(3,780,655)
	Net Assets - 100.0%	$80,937,586

ADR - American Depositary Receipt

AG - Stock Corporation

LLC - Limited Liability Company

LP - Limited Partnership

OJSC - Open Joint Stock Company

PLC - Public Limited Company

PT - Limited Liability Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SA - Corporation

SAB de CV - Publicly Traded Company

TBK - Company listed on the Jakarta Stock Exchange

(a)	Security, or portion thereof, was on loan at February 28, 2013.

(b)
At February 28, 2013, the total market value of the Fund’s securities on loan was $3,860,570 and the total market value of the collateral held by the Fund was $3,952,400, consisting of cash collateral of $3,893,422 and U.S. Government and Agency securities valued at $58,978.

(c)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
32 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

NFO	Guggenheim Insider Sentiment ETF

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 94.7%
	Basic Materials - 7.1%
117,734	Alcoa, Inc.	$1,003,094
31,749	American Vanguard Corp.	985,172
4,721	CF Industries Holdings, Inc.	948,118
73,755	Commercial Metals Co.	1,202,944
83,873	Resolute Forest Products(a)	1,157,447
19,771	Stepan Co.	1,210,776
67,763	Tronox Ltd., Class A (Australia)	1,391,852
		7,899,403

	Communications - 3.8%
79,887	Corning, Inc.	1,007,375
167,328	Iridium Communications, Inc.(a)	1,022,374
18,462	Motorola Solutions, Inc.	1,148,521
51,928	Yahoo!, Inc.(a)	1,106,586
		4,284,856

	Consumer, Cyclical - 22.7%
31,808	ANN, Inc.(a)	899,848
25,531	AutoNation, Inc.(a)	1,117,492
32,051	Beacon Roofing Supply, Inc.(a)	1,182,682
21,703	Cabela’s, Inc.(a)	1,097,955
73,063	Carmike Cinemas, Inc.(a)	1,144,167
21,726	Children’s Place Retail Stores, Inc.(a)	987,664
30,828	Choice Hotels International, Inc.	1,172,389
21,359	CVS Caremark Corp.	1,091,872
11,949	Dillard’s, Inc., Class A	952,096
25,563	Dollar Tree, Inc.(a)	1,155,064
23,995	Fastenal Co.	1,238,862
28,795	Foot Locker, Inc.	984,501
39,912	General Motors Co.(a)	1,083,611
19,019	Genesco, Inc.(a)	1,116,035
70,214	International Game Technology	1,119,211
122,598	Leapfrog Enterprises, Inc.(a) (b)	1,050,665
21,152	Limited Brands, Inc.	962,839
28,730	Lithia Motors, Inc., Class A	1,180,803
35,279	Oshkosh Corp.(a)	1,360,358
78,887	Pinnacle Entertainment, Inc.(a)	1,104,418
34,484	Rue21, Inc.(a)	931,068
63,077	Texas Roadhouse, Inc.	1,219,909
22,817	Williams-Sonoma, Inc.	1,035,892
		25,189,401

	Consumer, Non-cyclical - 16.6%
145,595	ACCO Brands Corp.(a)	1,091,962
53,103	Alkermes PLC (Ireland)(a)	1,152,866
27,711	American Public Education, Inc.(a)	1,080,175
28,222	Constellation Brands, Inc., Class A(a)	1,248,541
37,551	CoreLogic, Inc.(a)	972,946
17,448	Covidien PLC (Ireland)	1,109,169
21,143	Elizabeth Arden, Inc.(a)	822,463
81,699	Green Dot Corp., Class A(a) (b)	1,145,420
22,165	Herbalife Ltd. (Cayman Islands)(b)	893,028
15,478	Ingredion, Inc.	1,024,644
20,012	Life Technologies Corp.(a)	1,163,297
139,362	Pilgrim’s Pride Corp.(a)	1,227,779
37,176	Questcor Pharmaceuticals, Inc.(b)	1,211,938
44,528	Smithfield Foods, Inc.(a)	990,303
51,586	Tyson Foods, Inc., Class A	1,169,455
32,194	VistaPrint NV (Netherlands)(a) (b)	1,126,790
11,130	Whole Foods Market, Inc.	952,951
		18,383,727

	Energy - 9.7%
73,009	Alon USA Energy, Inc.	1,422,945
91,392	Basic Energy Services, Inc.(a) (b)	1,337,065
20,171	Hess Corp.	1,341,372
140,724	Midstates Petroleum Co., Inc.(a)	1,049,801
82,501	Rex Energy Corp.(a)	1,112,114
65,990	Swift Energy Co.(a)	892,185
24,681	Tesoro Corp.	1,388,059
144,555	TETRA Technologies, Inc.(a)	1,334,243
59,563	W&T Offshore, Inc.	885,106
		10,762,890

	Financial - 18.0%
40,295	AG Mortgage Investment Trust, Inc., REIT	1,056,938
5,156	BlackRock, Inc.	1,236,151
109,314	Boston Private Financial Holdings, Inc.	998,037
80,500	CYS Investments, Inc., REIT	954,730
69,347	Fifth Third Bancorp	1,098,456
107,684	First Horizon National Corp.	1,144,681
150,144	Genworth Financial, Inc., Class A(a)	1,282,230
47,594	Invesco Mortgage Capital, Inc., REIT	1,000,426
39,200	Lincoln National Corp.	1,157,968
32,145	MarketAxess Holdings, Inc.	1,255,584
108,725	National Penn Bancshares, Inc.	1,065,505
23,200	ProAssurance Corp.	1,087,848
36,716	Protective Life Corp.	1,171,975
58,833	SLM Corp.	1,116,062
23,291	UMB Financial Corp.	1,061,837
106,321	Valley National Bancorp(b)	1,066,399
13,161	Vornado Realty Trust, REIT	1,055,644
37,204	Weingarten Realty Investors, REIT	1,140,302
		19,950,773

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 33

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

NFO	Guggenheim Insider Sentiment ETF continued

Number
of Shares	Description	Value
	Industrial - 8.0%
34,518	Actuant Corp., Class A	$1,049,692
21,713	AGCO Corp.	1,117,785
11,566	Caterpillar, Inc.	1,068,351
12,387	Energizer Holdings, Inc.	1,138,737
47,172	General Electric Co.	1,095,334
25,005	HEICO Corp.	1,085,467
21,112	Ingersoll-Rand PLC (Ireland)	1,111,547
40,280	RTI International Metals, Inc.(a)	1,195,108
		8,862,021

	Technology - 4.9%
29,684	Broadcom Corp., Class A	1,012,521
18,845	CACI International, Inc., Class A(a)	956,384
77,081	Cadence Design Systems, Inc.(a)	1,091,467
63,417	iGATE Corp.(a)	1,211,899
106,997	Micrel, Inc.	1,125,608
		5,397,879

	Utilities - 3.9%
31,850	El Paso Electric Co.	1,062,197
33,938	Exelon Corp.	1,051,739
49,678	Great Plains Energy, Inc.	1,084,471
28,680	NorthWestern Corp.	1,117,946
		4,316,353

	Total Common Stocks - 94.7%
	(Cost $95,560,947)	105,047,303

	Exchange Traded Fund - 0.1%
1,750	iShares Core S&P Small-Capital ETF
	(Cost $146,291)	146,667

	Master Limited Partnerships - 5.2%
	Basic Materials - 1.0%
25,884	Rentech Nitrogen Partners, LP(b)	1,061,244

	Diversified - 1.0%
72,277	Compass Diversified Holdings	1,120,293

	Energy - 1.2%
29,020	Genesis Energy, LP	1,333,469

	Financial - 1.0%
96,187	KKR Financial Holdings, LLC	1,066,714

	Industrial - 1.0%
33,409	Martin Midstream Partners, LP	1,157,956

	Total Master Limited Partnerships - 5.2%
	(Cost $4,673,497)	5,739,676

	Total Long-Term Investments - 100.0%
	(Cost $100,380,735)	110,933,646

	Investments of Collateral for
	Securities Loaned - 4.7%
5,242,546	BNY Mellon Securities Lending Overnight
	Fund, 0.1879%(c) (d)
	(Cost $5,242,546)	$5,242,546

	Total Investments - 104.7%
	(Cost $105,623,281)	116,176,192
	Liabilities in excess of Other Assets - (4.7%)	(5,202,763)
	Net Assets - 100.0%	$110,973,429

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2013.

(c)	At February 28, 2013, the total market value of the Fund’s securities on loan was $5,114,455 and the total market value of the collateral held by the Fund was $5,242,546.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
34 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

CZA	Guggenheim Mid-Cap Core ETF

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 88.1%
	Basic Materials - 4.6%
6,550	Cabot Corp.	$240,909
16,321	Celanese Corp., Series A	764,639
12,052	First Majestic Silver Corp. (Canada)(a)	194,519
8,515	International Flavors & Fragrances, Inc.	621,425
7,718	Reliance Steel & Aluminum Co.	513,941
13,522	RPM International, Inc.	411,204
		2,746,637

	Communications - 3.8%
16,765	Amdocs Ltd. (Channel Islands)	611,420
69,653	Symantec Corp.(a)	1,632,666
		2,244,086

	Consumer, Cyclical - 3.4%
12,882	Copart, Inc.(a)	439,792
15,457	Ingram Micro, Inc., Class A(a)	291,519
9,845	Lear Corp.	525,920
15,874	Tim Hortons, Inc. (Canada)	767,825
		2,025,056

	Consumer, Non-cyclical - 9.9%
2,940	Bio-Rad Laboratories, Inc., Class A(a)	362,208
22,934	CareFusion Corp.(a)	750,859
10,081	CoreLogic, Inc.(a)	261,199
23,187	Genpact Ltd. (Bermuda)	408,323
16,250	Humana, Inc.	1,109,225
14,172	KAR Auction Services, Inc.	300,730
8,744	Lender Processing Services, Inc.	214,752
4,793	Macquarie Infrastructure Co. LLC	246,264
7,030	Team Health Holdings, Inc.(a)	235,435
7,845	Towers Watson & Co., Class A	522,242
10,036	Universal Health Services, Inc., Class B	580,984
62,226	Western Union Co.	873,031
		5,865,252

	Financial - 31.0%
15,246	AerCap Holdings NV (Netherlands)(a)	236,618
6,516	Alexandria Real Estate Equities, Inc., REIT	463,548
3,612	Allied World Assurance Co. Holdings AG (Switzerland)	317,170
10,816	American Campus Communities, Inc., REIT	488,883
35,579	American Capital Agency Corp., REIT	1,128,566
9,295	American Financial Group, Inc.	408,608
21,308	Ameriprise Financial, Inc.	1,462,368
25,465	Ares Capital Corp.	471,484
12,976	Arthur J Gallagher & Co.	499,316
12,590	Axis Capital Holdings Ltd. (Bermuda)	512,791
14,855	Brown & Brown, Inc.	445,650
107,671	Chimera Investment Corp., REIT	320,860
27,753	CNA Financial Corp.	875,330
8,271	Credicorp Ltd. (Bermuda)	1,240,485
2,468	Credit Acceptance Corp.(a)	272,788
4,276	Equity Lifestyle Properties, Inc., REIT	315,098
4,732	Erie Indemnity Co., Class A	346,382
5,325	Everest Re Group Ltd. (Bermuda)	663,548
11,271	Extra Space Storage, Inc., REIT	421,986
10,230	Hatteras Financial Corp., REIT	273,039
10,435	HCC Insurance Holdings, Inc.	417,400
7,565	IntercontinentalExchange, Inc.(a)	1,171,213
45,805	Invesco Ltd. (Bermuda)	1,227,116
11,487	Investors Bancorp, Inc.	202,975
11,305	LPL Financial Holdings, Inc.	356,447
5,737	Mercury General Corp.	222,997
37,148	MFA Financial, Inc., REIT	329,874
14,236	Raymond James Financial, Inc.	624,676
143,750	Regions Financial Corp.	1,099,688
7,568	Reinsurance Group of America, Inc.	435,160
17,881	SEI Investments Co.	505,496
17,922	Willis Group Holdings PLC (Ireland)	682,470
		18,440,030

	Industrial - 17.2%
11,341	AECOM Technology Corp.(a)	343,746
3,394	Alliant Techsystems, Inc.	223,325
25,002	AMETEK, Inc.	1,045,834
16,590	Amphenol Corp., Class A	1,175,567
14,217	Avnet, Inc.(a)	502,002
12,077	Babcock & Wilcox Co.	326,320
6,380	Carlisle Cos., Inc.	433,011
5,866	Crane Co.	315,473
14,847	Crown Holdings, Inc.(a)	577,103
68,284	Flextronics International Ltd. (Singapore)(a)	454,089
15,466	FLIR Systems, Inc.	407,374
6,080	Hubbell, Inc., Class B	564,893
10,124	Packaging Corp. of America	422,981
11,832	Progressive Waste Solutions Ltd. (Canada)	246,106
38,022	Republic Services, Inc.	1,195,412
7,339	Rock-Tenn Co., Class A	649,134
7,086	Silgan Holdings, Inc.	304,202
4,921	Wabtec Corp.	481,225
19,077	Xylem, Inc.	524,617
		10,192,414

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 35

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

CZA	Guggenheim Mid-Cap Core ETF continued

Number
of Shares	Description	Value
	Technology - 8.2%
33,123	Altera Corp.	$1,173,217
127,226	Applied Materials, Inc.	1,742,996
12,585	Broadridge Financial Solutions, Inc.	288,826
21,053	Check Point Software Technologies Ltd. (Israel)(a)	1,105,493
15,408	Synopsys, Inc.(a)	539,742
		4,850,274

	Utilities - 10.0%
76,660	AES Corp.	890,789
11,498	Alliant Energy Corp.	548,340
25,037	Ameren Corp.	846,000
18,157	American Water Works Co., Inc.	716,294
17,837	DTE Energy Co.	1,191,512
19,534	MDU Resources Group, Inc.	471,941
10,120	OGE Energy Corp.	586,049
17,908	Questar Corp.	421,017
8,460	Vectren Corp.	279,180
		5,951,122

	Total Common Stocks - 88.1%
	(Cost $48,194,032)	52,314,871

	Master Limited Partnerships - 11.6%
	Basic Materials - 0.3%
7,361	CVR Partners, LP	195,434

	Consumer, Cyclical - 0.7%
9,532	AmeriGas Partners, LP(b)	416,453

	Energy - 8.8%
23,647	Boardwalk Pipeline Partners, LP	627,828
21,965	El Paso Pipeline Partners, LP	917,917
23,086	Magellan Midstream Partners, LP	1,157,994
22,370	ONEOK Partners, LP(b)	1,226,100
10,351	Spectra Energy Partners, LP	382,159
5,771	Suburban Propane Partners, LP	242,959
10,632	Sunoco Logistics Partners, LP	664,819
		5,219,776

	Financial - 0.5%
13,411	Apollo Global Management, LLC, Class A	315,293

	Utilities - 1.3%
18,734	Brookfield Infrastructure Partners, LP (Bermuda)	742,803

	Total Master Limited Partnerships - 11.6%
	(Cost $5,882,334)	6,889,759

	Exchange Traded Fund - 0.3%
1,230	iShares Russell Midcap Index Fund
	(Cost $147,065)	150,688

	Total Long-Term Investments - 100.0%
	(Cost $54,223,431)	59,355,318

	Investments of Collateral for
	Securities Loaned - 2.3%
1,381,725	BNY Mellon Securities Lending
	Overnight Fund, 0.1879%(c) (d)
	(Cost $1,381,725)	1,381,725

	Total Investments - 102.3%
	(Cost $55,605,156)	60,737,043
	Liabilities in excess of Other Assets - (2.3%)	(1,366,310)
	Net Assets - 100.0%	$59,370,733

AG - Stock Corporation

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2013.

(c)	At February 28, 2013, the total market value of the Fund’s securities on loan was $1,352,162 and the total market value of the collateral held by the Fund was $1,381,725.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
36 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

CVY	Guggenheim Multi-Asset Income ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Convertible Preferred Stocks - 0.9%
	Energy - 0.7%
153,629	Apache Corp., Series D, 6.00%(a)	$6,633,700

	Financial - 0.2%
1,328	Huntington Bancshares, Inc., Series A, 8.50%(b)	1,686,560

	Total Convertible Preferred Stocks - 0.9%
	(Cost $8,529,867)	8,320,260

	Common Stocks - 73.1%
	Basic Materials - 3.8%
1,359,476	Cia Siderurgica Nacional SA, ADR (Brazil)	6,878,949
282,732	Dow Chemical Co.	8,968,259
197,862	EI du Pont de Nemours & Co.	9,477,590
180,208	Gold Resource Corp.(a)	2,360,725
274,502	Olin Corp.	6,357,466
		34,042,989

	Communications - 5.2%
134,524	BCE, Inc. (Canada)	6,062,996
395,172	Belo Corp., Class A	3,414,286
476,857	Gannett Co., Inc.	9,570,520
91,250	Meredith Corp.	3,834,325
2,618,315	Nokia OYJ, ADR (Finland)(a)	9,556,850
257,952	Sinclair Broadcast Group, Inc., Class A	3,631,964
268,365	VimpelCom Ltd., ADR (Bermuda)	3,204,278
330,841	Vodafone Group PLC, ADR (United Kingdom)	8,317,343
		47,592,562

	Consumer, Cyclical - 5.1%
161,417	Darden Restaurants, Inc.	7,468,765
325,172	GameStop Corp., Class A(a)	8,148,810
147,962	Hasbro, Inc.(a)	5,921,439
227,557	Mattel, Inc.	9,272,948
92,556	Six Flags Entertainment Corp.	6,183,666
729,545	Staples, Inc.	9,615,403
		46,611,031

	Consumer, Non-cyclical - 12.1%
252,460	Altria Group, Inc.	8,470,033
179,545	AstraZeneca PLC, ADR (United Kingdom)	8,158,525
195,011	B&G Foods, Inc.	5,733,323
74,531	Clorox Co.	6,261,349
98,791	Deluxe Corp.	3,920,027
198,462	GlaxoSmithKline PLC, ADR (United Kingdom)	8,738,282
315,609	H&R Block, Inc.(a)	7,846,040
211,349	Lorillard, Inc.	8,145,390
65,954	Macquarie Infrastructure Co., LLC	3,388,717
192,678	Merck & Co., Inc.	8,233,131
720,315	PDL BioPharma, Inc.(a)	5,143,049
341,155	Pfizer, Inc.	9,337,412
94,965	Philip Morris International, Inc.	8,713,039
498,870	Safeway, Inc.(a)	11,903,038
57,015	Universal Corp.	3,180,867
177,081	Vector Group Ltd.	2,842,150
		110,014,372

	Energy - 7.4%
204,396	BP PLC, ADR (United Kingdom)	8,257,598
80,761	Chevron Corp.	9,461,151
149,907	ConocoPhillips	8,687,111
77,805	Ecopetrol SA, ADR (Colombia)(a)	4,477,678
707,021	Enerplus Corp. (Canada)(a)	9,587,205
81,217	ENI SpA, ADR (Italy)	3,696,998
850,477	Penn West Petroleum Ltd. (Canada)(a)	8,266,637
98,401	Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	6,626,323
170,168	Total SA, ADR (France)	8,511,803
		67,572,504

	Financial - 18.2%
88,792	AG Mortgage Investment Trust, Inc., REIT	2,329,014
250,241	Aircastle Ltd. (Bermuda)	3,370,746
270,544	American Capital Agency Corp., REIT	8,581,656
1,219,388	Armour Residential REIT, Inc., REIT(a)	8,157,706
522,944	Banco Santander SA, ADR (Spain)(a)	3,963,916
94,793	Bank of Montreal (Canada)	5,898,968
350,399	Brookfield Office Properties, Inc. (Canada)	5,848,159
35,288	Canadian Imperial Bank of Commerce (Canada)	2,846,330
1,928,951	Chimera Investment Corp., REIT	5,748,274
92,192	Colony Financial, Inc., REIT	2,042,053
105,846	Community Bank System, Inc.	3,055,774
695,380	CYS Investments, Inc., REIT	8,247,207
201,376	Deutsche Bank Contingent Capital Trust III	5,594,225
527,874	Fifth Street Finance Corp.	5,648,252
754,707	First Niagara Financial Group, Inc.	6,173,503
212,665	Government Properties Income Trust, REIT(a)	5,627,116
155,688	Hanover Insurance Group, Inc.	6,644,764
136,724	Homeowners Choice, Inc.(a)	2,756,356
403,199	Invesco Mortgage Capital, Inc., REIT	8,475,243
188,787	Mack-Cali Realty Corp., REIT	5,357,775
93,908	Main Street Capital Corp.	2,998,482
286,028	Medical Properties Trust, Inc., REIT	4,153,127
890,186	MFA Financial, Inc., REIT	7,904,852
301,803	National Penn Bancshares, Inc.	2,957,669
543,082	Newcastle Investment Corp., REIT	6,060,795

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 37

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

CVY	Guggenheim Multi-Asset Income ETF continued

Number
of Shares	Description	Value
	Financial continued
240,483	OMEGA Healthcare Investors, Inc., REIT	$6,731,119
114,220	PacWest Bancorp	3,121,633
96,644	Royal Bank of Canada (Canada)	6,002,559
346,435	Senior Housing Properties Trust, REIT	8,692,054
196,334	THL Credit, Inc.	3,015,690
111,999	Triangle Capital Corp.(a)	3,382,370
176,076	Western Asset Mortgage Capital Corp., REIT	3,783,873
		165,171,260

	Industrial - 7.8%
251,791	Exelis, Inc.	2,598,483
123,544	Kaydon Corp.	3,089,835
204,324	Leggett & Platt, Inc.(a)	6,248,228
91,488	Lockheed Martin Corp.	8,050,944
53,364	NACCO Industries, Inc., Class A	3,099,915
141,365	Norfolk Southern Corp.	10,326,713
127,973	Northrop Grumman Corp.	8,405,267
149,408	Raytheon Co.	8,153,195
199,875	Republic Services, Inc.	6,284,070
54,395	Sauer-Danfoss, Inc.	2,943,857
85,113	TAL International Group, Inc.	3,664,115
188,552	Textainer Group Holdings Ltd. (Bermuda)(a)	7,625,043
		70,489,665

	Technology - 6.1%
385,184	CA, Inc.	9,433,156
56,824	Computer Programs & Systems, Inc.	2,962,803
436,165	Intel Corp.	9,094,040
187,724	KLA-Tencor Corp.	10,279,766
233,885	Lexmark International, Inc., Class A	5,150,148
194,945	Maxim Integrated Products, Inc.	6,078,385
340,068	Seagate Technology PLC (Ireland)	10,936,587
211,851	STMicroelectronics NV (Netherlands)	1,684,216
		55,619,101

	Utilities - 7.4%
141,238	Cleco Corp.	6,256,843
74,969	CPFL Energia SA, ADR (Brazil)(a)	1,538,364
93,933	DTE Energy Co.	6,274,725
133,744	Duke Energy Corp.	9,261,772
66,620	IDACORP, Inc.	3,110,488
45,902	National Grid PLC, ADR (United Kingdom)	2,529,200
70,436	New Jersey Resources Corp.	3,138,628
235,434	NiSource, Inc.	6,521,522
146,887	Northeast Utilities	6,097,279
310,447	NV Energy, Inc.	6,134,433
290,032	Questar Corp.	6,818,652
124,758	Sempra Energy	9,701,182
		67,383,088

	Total Common Stocks - 73.1%
	(Cost $613,496,338)	664,496,572

	Preferred Stocks - 2.8%
	Financial - 2.8%
222,998	Bank of America Corp., Series 8, 8.63%	5,677,529
294,108	HSBC Holdings PLC, Series 2, 8.00% (United Kingdom)	8,140,910
466,719	Royal Bank of Scotland Group PLC, Series T, 7.25%
	(United Kingdom)(a)	11,677,309
	(Cost $24,982,066)	25,495,748

	Royalty Trust - 2.9%
	Energy - 2.9%
127,312	BP Prudhoe Bay Royalty Trust(a)	10,206,603
490,371	SandRidge Mississippian Trust I(a)	7,438,928
296,093	SandRidge Mississippian Trust II	3,997,256
321,660	Sandridge Permian Trust(a)	5,050,062
	(Cost $30,339,583)	26,692,849

	Closed End Funds - 9.8%
179,894	Advent Claymore Convertible Securities and Income Fund	3,000,632
2,131,464	Alpine Total Dynamic Dividend Fund	8,525,856
230,638	BlackRock Corporate High Yield Fund V, Inc.	3,019,051
779,554	Calamos Strategic Total Return Fund	8,200,908
238,574	Clough Global Opportunities Fund	2,965,475
300,524	Eaton Vance Tax-Advantaged Dividend Income Fund	5,529,642
337,896	Eaton Vance Tax-Advantaged Global Dividend Income Fund	5,156,293
89,246	First Trust Aberdeen Global Opportunity Income Fund	1,628,740
209,193	First Trust High Income Long/Short Fund	3,964,207
546,934	Invesco Dynamic Credit Opportunities Fund(a)	7,268,753
733,040	Liberty All Star Equity Fund	3,679,861
873,665	Nuveen Credit Strategies Income Fund	9,042,433
568,989	Nuveen Preferred Income Opportunities Fund	5,832,137
309,565	Nuveen Quality Preferred Income Fund	2,820,137
522,775	Nuveen Quality Preferred Income Fund II(a)	4,987,274
421,010	Wells Fargo Advantage Global Dividend Opportunity Fund	3,338,609
216,903	Wells Fargo Advantage Multi-Sector Income Fund	3,559,378
91,870	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,839,237
166,751	Western Asset Global High Income Fund, Inc.	2,329,512
124,940	Western Asset High Yield Defined Opportunity Fund, Inc.	2,331,380
	(Cost $85,561,904)	89,019,515

See notes to financial statements.
38 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

CVY	Guggenheim Multi-Asset Income ETF continued

Number
of Shares	Description	Value
	Master Limited Partnerships - 10.0%
	Energy - 10.0%
331,423	Boardwalk Pipeline Partners, LP(a)	$8,799,281
176,209	El Paso Pipeline Partners, LP	7,363,774
270,777	Enbridge Energy Partners, LP	7,503,231
126,453	Energy Transfer Equity, LP	6,726,035
195,887	Energy Transfer Partners, LP	9,384,946
100,108	Enterprise Products Partners, LP	5,673,120
78,717	Kinder Morgan Energy Partners, LP	6,872,781
195,365	Linn Energy, LLC(a)	7,425,824
127,967	MarkWest Energy Partners, LP	7,315,873
230,477	NuStar Energy, LP(a)	11,763,546
104,979	Plains All American Pipeline, LP	5,747,600
129,856	Williams Partners, LP(a)	6,453,843
	(Cost $80,478,182)	91,029,854

	Total Long-Term Investments - 99.5%
	(Cost $843,387,940)	905,054,798

	Investments of Collateral for
	Securities Loaned - 11.1%
100,613,854	BNY Mellon Securities Lending Overnight
	Fund, 0.1879%(c) (d)
	(Cost $100,613,854)	100,613,854

	Total Investments - 110.6%
	(Cost $944,001,794)	1,005,668,652
	Liabilities in excess of Other Assets - (10.6%)	(96,370,343)
	Net Assets - 100.0%	$909,298,309

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

OYJ - Public Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

SpA - Limited Share Company

(a)	Security, or portion thereof, was on loan at February 28, 2013.

(b)	Perpetual maturity.

(c)
At February 28, 2013, the total market value of the Fund’s securities on loan was $100,067,148 and the total market value of the collateral held by the Fund was $103,081,038, consisting of cash collateral of $100,613,854 and U.S. Government and Agency securities valued at $2,467,184.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 39

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

RYJ	Guggenheim Raymond James SB-1 Equity ETF

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 95.4%
	Communications - 13.1%
54,423	Angie’s List, Inc.(a)	$928,456
136,058	Brightcove, Inc.(a)	857,165
207,327	Cincinnati Bell, Inc.(a)	673,813
12,516	Crown Castle International Corp.(a)	873,617
44,771	Ctrip.com International Ltd., ADR (Cayman Islands)(a) (b)	863,633
34,094	DigitalGlobe, Inc.(a)	889,171
4,143	Equinix, Inc.(a)	876,452
38,242	ExactTarget, Inc.(a)	852,797
132,539	Iridium Communications, Inc.(a) (b)	809,813
34,298	KVH Industries, Inc.(a)	456,849
19,116	McGraw-Hill Cos., Inc.	889,850
50,626	NIC, Inc.	897,093
15,216	Palo Alto Networks, Inc.(a) (b)	930,154
85,875	Premiere Global Services, Inc.(a)	916,286
12,416	SBA Communications Corp., Class A(a)	883,026
33,009	ValueClick, Inc.(a)	880,350
63,374	Vocus, Inc.(a)	889,771
41,112	WebMD Health Corp.(a)	908,575
		15,276,871

	Consumer, Cyclical - 21.4%
11,073	Advance Auto Parts, Inc.	845,313
10,997	Allegiant Travel Co.	882,949
24,844	Arctic Cat, Inc.(a)	902,582
2,300	AutoZone, Inc.(a)	874,345
15,308	Bed Bath & Beyond, Inc.(a)	868,729
24,683	Brunswick Corp.	899,449
125,654	Callaway Golf Co.	844,395
55,640	Carmike Cinemas, Inc.(a)	871,322
31,640	Cinemark Holdings, Inc.	879,592
46,710	Culp, Inc.	733,814
11,898	DineEquity, Inc.	831,551
8,468	Dixie Group, Inc.(a)	36,243
19,159	Dollar General Corp.(a)	887,828
21,332	Dollar Tree, Inc.(a)	963,886
32,407	Ethan Allen Interiors, Inc.	905,452
17,193	Harley-Davidson, Inc.	904,868
36,664	Herman Miller, Inc.	879,936
52,236	Knoll, Inc.	889,057
50,717	La-Z-Boy, Inc.	929,135
38,125	Newell Rubbermaid, Inc.	889,837
8,569	O’Reilly Automotive, Inc.(a)	871,810
40,709	Pier 1 Imports, Inc.	914,731
10,461	Polaris Industries, Inc.	913,978
20,947	Red Robin Gourmet Burgers, Inc.(a)	898,207
57,025	Regal Entertainment Group, Class A(b)	893,582
43,322	Select Comfort Corp.(a)	889,401
63,980	Steelcase, Inc., Class A	905,317
23,536	Tempur-Pedic International, Inc.(a)	966,624
8,597	Tractor Supply Co.	894,002
		24,867,935

	Consumer, Non-cyclical - 10.4%
72,565	Accretive Health, Inc.(a) (b)	695,173
39,580	Alere, Inc.(a)	900,841
18,856	AmerisourceBergen Corp.	890,003
39,890	Capital Senior Living Corp.(a)	917,470
27,513	CareFusion Corp.(a)	900,776
37,400	Carriage Services, Inc.	680,680
8,509	Cooper Cos., Inc.	902,465
14,113	Covidien PLC (Ireland)	897,163
36,253	HealthSouth Corp.(a)	874,422
40,370	Hologic, Inc.(a)	881,277
28,987	ICON PLC (Ireland)(a)	903,235
18,642	Moody’s Corp.	895,934
56,507	Service Corp. International	878,119
66,982	TMS International Corp., Class A(a)	923,012
		12,140,570

	Energy - 1.5%
22,553	LinnCo LLC(b)	878,891
19,680	Valero Energy Corp.	897,211
		1,776,102

	Financial - 29.0%
19,197	Allstate Corp.	883,446
63,697	American Equity Investment Life Holding Co.	884,114
78,948	Bank of America Corp.	886,586
29,133	BB&T Corp.	884,478
204,887	BGC Partners, Inc.	874,867
55,218	Cardinal Financial Corp.	879,623
21,161	Citigroup, Inc.	888,127
30,750	Community Bank System, Inc.	887,753
13,092	Digital Realty Trust, Inc., REIT	876,902
5,827	Essex Property Trust, Inc., REIT	868,165
58,090	Everbank Financial Corp.	877,159
50,015	Fidus Investment Corp.	900,270
83,326	Fifth Street Finance Corp.	891,588
128,053	Huntington Bancshares, Inc.	900,213
52,108	Lakeland Bancorp, Inc.	500,758
35,541	Lakeland Financial Corp.	878,574
30,736	Lincoln National Corp.	907,941
24,378	Marsh & McLennan Cos., Inc.	905,399
12,660	Mid-America Apartment Communities, Inc., REIT	879,110

See notes to financial statements.
40 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

RYJ	Guggenheim Raymond James SB-1 Equity ETF continued

Number
of Shares	Description	Value
	Financial continued
89,493	National Penn Bancshares, Inc.	$877,031
65,768	New York Community Bancorp, Inc.	887,868
65,471	Old National Bancorp	883,859
67,480	Pacific Premier Bancorp, Inc.(a)	807,736
17,913	Post Properties, Inc., REIT	855,167
28,364	Principal Financial Group, Inc.	896,586
36,192	Progressive Corp.	881,637
27,865	Protective Life Corp.	889,451
15,919	Prudential Financial, Inc.	884,619
16,075	Rayonier, Inc., REIT	898,110
116,414	Regions Financial Corp.	890,567
18,828	SCBT Financial Corp.	896,589
41,873	StellarOne Corp.	644,425
20,846	Texas Capital Bancshares, Inc.(a)	880,952
26,119	US Bancorp	887,524
5,586	Visa, Inc., Class A	886,163
39,206	Webster Financial Corp.	863,316
25,030	Wells Fargo & Co.	878,052
24,228	Wintrust Financial Corp.	884,322
36,835	Zions Bancorporation	889,197
		33,818,244

	Industrial - 8.6%
136,094	Casella Waste Systems, Inc., Class A(a)	636,920
44,518	Celadon Group	887,244
45,329	Covanta Holding Corp.	886,635
46,818	Jabil Circuit, Inc.	876,901
9,044	Kansas City Southern	931,261
74,171	PGT, Inc.(a)	427,967
204,888	Power-One, Inc.(a)	872,823
39,458	Roadrunner Transportation Systems, Inc.(a)	898,853
29,568	Saia, Inc.(a)	950,020
68,031	Swift Transportation Co.(a)	920,459
10,627	United Parcel Service, Inc., Class B	878,321
25,613	Waste Connections, Inc.	876,221
		10,043,625

	Technology - 11.4%
72,204	Allscripts Healthcare Solutions, Inc.(a)	918,435
24,872	Altera Corp.	880,966
19,452	Analog Devices, Inc.	879,619
43,736	Diodes, Inc.(a)	871,658
38,141	EMC Corp.(a)	877,624
61,496	Fairchild Semiconductor International, Inc.(a)	876,933
55,535	Greenway Medical Technologies(a) (b)	880,230
127,492	LSI Corp.(a)	887,344
47,480	MedAssets, Inc.(a)	876,956
109,859	Micron Technology, Inc.(a)	921,717
42,665	Microsemi Corp.(a)	880,179
47,350	Nuance Communications, Inc.(a)	871,714
70,794	NVIDIA Corp.	896,252
28,496	Semtech Corp.(a)	871,123
61,367	Tangoe, Inc.(a)	838,887
		13,229,637
	Total Common Stocks - 95.4%
	(Cost $98,776,112)	111,152,984
	Master Limited Partnerships - 4.6%
	Energy - 4.6%
16,750	Alliance Holdings GP, LP	869,995
14,435	Alliance Resource Partners, LP	896,269
15,689	Enterprise Products Partners, LP	889,096
23,401	Linn Energy, LLC(b)	889,472
47,557	Memorial Production Partners, LP(b)	893,120
17,884	Tesoro Logistics, LP	892,412
	(Cost $4,579,363)	5,330,364
	Total Long-Term Investments - 100.0%
	(Cost $103,355,475)	116,483,348
	Investments of Collateral for
	Securities Loaned - 4.3%
4,968,140	BNY Mellon Securities Lending Overnight
	Fund, 0.1879%(c) (d)
	(Cost $4,968,140)	4,968,140
	Total Investments - 104.3%
	(Cost $108,323,615)	121,451,488
	Liabilities in excess of Other Assets - (4.3%)	(5,018,133)
	Net Assets - 100.0%	$116,433,355

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2013.

(c)	At February 28, 2013, the total market value of the Fund’s securities on loan was $4,843,029 and the total market value of the collateral held by the Fund was $4,968,140.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 41

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

CSD	Guggenheim Spin-Off ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 95.7%
	Basic Materials - 1.3%
699,713	NovaCopper, Inc. (Canada)(a) (b)	$1,322,458

	Communications - 17.7%
75,179	AMC Networks, Inc., Class A(b)	4,315,275
344,712	Lumos Networks Corp.	3,936,611
1,239,533	Phoenix New Media Ltd., ADR (Cayman Islands)(a) (b)	4,722,621
96,955	TripAdvisor, Inc.(b)	4,407,574
		17,382,081

	Consumer, Cyclical - 11.2%
284,540	Fiesta Restaurant Group, Inc.(b)	6,430,604
98,525	Marriott Vacations Worldwide Corp.(b)	4,065,141
100,359	Orchard Supply Hardware Stores Corp., Class A(a) (b)	467,673
		10,963,418

	Consumer, Non-cyclical - 4.5%
114,572	Post Holdings, Inc.(b)	4,429,354

	Energy - 23.9%
1,374,402	Lone Pine Resources, Inc.(b)	1,415,634
64,581	Marathon Petroleum Corp.	5,352,473
74,786	Phillips 66	4,708,527
133,551	QEP Resources, Inc.	4,067,964
263,905	SunCoke Energy, Inc.(b)	4,351,793
254,584	WPX Energy, Inc.(b)	3,612,547
		23,508,938

	Financial - 8.6%
54,331	Howard Hughes Corp.(b)	4,172,077
256,400	Rouse Properties, Inc., REIT(a)	4,258,804
		8,430,881

	Industrial - 25.9%
156,223	Babcock & Wilcox Co.	4,221,145
343,716	Exelis, Inc.	3,547,149
137,916	Fortune Brands Home & Security, Inc.(b)	4,764,998
96,647	Huntington Ingalls Industries, Inc.	4,642,922
99,852	Parametric Sound Corp.(a) (b)	1,177,255
213,923	Vishay Precision Group, Inc.(b)	3,005,618
148,950	Xylem, Inc.	4,096,125
		25,455,212

	Utilities - 2.6%
368,411	Genie Energy Ltd., Class B	2,586,245
	Total Common Stocks - 95.7%
	(Cost $86,183,032)	94,078,587

	Master Limited Partnership - 4.2%
	Energy - 4.2%
180,376	Atlas Resources Partners, LP(a)
	(Cost $3,917,701)	4,157,667

	Total Long-Term Investments - 99.9%
	(Cost $90,100,733)	98,236,254

	Investments of Collateral for
	Securities Loaned - 5.4%
5,339,583	BNY Mellon Securities Lending Overnight
	Fund, 0.1879%(c) (d)
	(Cost $5,339,583)	5,339,583

	Total Investments - 105.3%
	(Cost $95,440,316)	103,575,837
	Liabilities in excess of Other Assets - (5.3%)	(5,230,607)
	Net Assets - 100.0%	$98,345,230

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at February 28, 2013.

(b)	Non-income producing security.

(c)	At February 28, 2013, the total market value of the Fund’s securities on loan was $5,169,240 and the total market value of the collateral held by the Fund was $5,339,583.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
42 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.2%
	Basic Materials - 2.8%
4,255	American Pacific Corp.(a)	$78,718
5,697	Charles & Colvard Ltd.(a)	20,281
2,392	Friedman Industries, Inc.	26,168
16,630	General Steel Holdings, Inc.(a)	16,796
12,212	Golden Minerals Co.(a) (b)	35,415
2,952	KMG Chemicals, Inc.	58,332
6,903	Landec Corp.(a)	76,002
83,447	Liquidmetal Technologies, Inc.(a)	6,592
2,076	Material Sciences Corp.(a) (b)	21,071
30,903	Midway Gold Corp. (Canada)(a)	34,302
13,486	Mines Management, Inc.(a) (b)	14,700
695	Northern Technologies International Corp.(a)	9,320
1,952	Oil-Dri Corp. of America	53,719
2,107	Orchids Paper Products Co.	46,185
2,788	Penford Corp.(a)	28,298
5,112	Solitario Exploration & Royalty Corp.(a)	7,924
6,116	Timberline Resources Corp.(a)	1,162
13,342	U.S. Antimony Corp.(a)	24,950
1,983	Universal Stainless & Alloy(a)	70,377
25,195	Uranerz Energy Corp.(a)	33,257
25,233	Uranium Energy Corp.(a) (b)	58,288
7,355	Uranium Resources, Inc.(a) (b)	19,859
36,031	USEC, Inc.(a)	17,295
12,485	Verso Paper Corp.(a)	13,359
23,609	Vista Gold Corp. (Canada)(a)	43,677
3,579	Xerium Technologies, Inc.(a)	18,217
		834,264

	Communications - 8.0%
4,730	AH Belo Corp.	23,792
2,136	Alliance Fiber Optic Products, Inc.	23,667
3,147	Alteva, Inc.	34,460
3,382	Autobytel, Inc.(a)	15,422
3,759	Aware, Inc.	18,795
871	BroadVision, Inc.(a) (b)	7,116
8,544	CalAmp Corp.(a)	93,557
4,511	Chyron International Corp.(a)	4,060
2,284	Cinedigm Digital Cinema Corp., Class A(a)	3,129
3,088	Clearfield, Inc.(a)	17,077
3,087	ClearOne, Inc.(a)	20,035
1,728	Communications Systems, Inc.	18,490
4,153	Crexendo, Inc.	11,213
1,537	eGain Communications Corp.(a)	12,281
10,728	Emmis Communications Corp., Class A(a)	17,272
16,313	Entravision Communications Corp., Class A	32,626
1,636	ePlus, Inc.	75,191
7,917	FAB Universal Corp.(a) (b)	27,709
8,304	Fairpoint Communications, Inc.(a) (b)	69,338
9,747	FiberTower Corp.(a)	192
12,598	Gray Television, Inc.(a)	52,534
19,622	Harris Interactive, Inc.(a)	32,376
3,388	Hawaiian Telcom Holdco, Inc.(a)	65,287
5,076	HickoryTech Corp.	47,664
6,967	Hollywood Media Corp.(a)	9,266
4,363	ID Systems, Inc.(a)	27,530
2,287	Internet Patents Corp.	8,805
5,483	Inuvo, Inc.(a)	3,844
22,565	Ipass, Inc.(a)	45,356
3,685	KVH Industries, Inc.(a)	49,084
2,031	Lantronix, Inc.(a)	4,001
21,284	Lee Enterprises, Inc.(a)	25,541
3,142	Lightpath Technologies, Inc., Class A(a)	2,551
8,184	LIN TV Corp., Class A(a)	93,052
9,487	Local Corp.(a) (b)	15,843
5,667	Media General, Inc., Class A(a) (b)	27,712
12,128	MeetMe, Inc.(a) (b)	31,169
3,704	Meru Networks, Inc.(a)	16,557
15,798	Motricity, Inc.(a)	6,318
4,840	Multiband Corp.(a)	10,551
3,362	NeoPhotonics Corp.(a)	16,877
4,121	Nexstar Broadcasting Group, Inc., Class A	61,238
10,886	Novatel Wireless, Inc.(a)	23,623
3,370	Numerex Corp., Class A(a)	41,417
12,989	Online Resources Corp.(a)	49,748
6,505	Onstream Media Corp.(a)	2,992
3,954	Onvia, Inc.(a)	14,748
3,954	Optical Cable Corp.	15,974
11,962	ORBCOMM, Inc.(a)	52,752
5,682	Outdoor Channel Holdings, Inc.	42,445
27,675	Parkervision, Inc.(a) (b)	110,423
4,374	PC-Tel, Inc.	30,268
3,355	Performance Technologies, Inc.(a)	3,373
2,728	Phazar Corp.(a)	3,819
63,091	Powerwave Technologies, Inc.(a)	2,524
6,564	Radio One, Inc., Class D(a)	9,452
1,057	Reis, Inc.(a)	16,119
4,615	Relm Wireless Corp.(a)	10,015
5,120	RF Industries Ltd.	29,440
2,877	RigNet, Inc.(a)	56,447

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 43

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Communications continued
1,458	Saga Communications, Inc., Class A	$64,006
4,181	Salem Communications Corp., Class A	26,257
2,625	Selectica, Inc.(a)	27,379
829	Shutterstock, Inc.(a)	27,025
4,035	Spanish Broadcasting System, Inc., Class A(a)	10,128
3,881	Spark Networks, Inc.(a) (b)	28,021
16,405	support.com, Inc.(a)	63,979
1,808	Synacor, Inc.(a) (b)	5,948
5,612	Telular Corp.	55,895
1,893	Tessco Technologies, Inc.	43,104
12,749	TheStreet, Inc.	23,586
1,969	TigerLogic Corp.(a)	3,643
20,422	Towerstream Corp.(a) (b)	50,851
1,371	Trulia, Inc.(a) (b)	32,685
7,099	UniTek Global Services, Inc.(a)	24,988
7,039	US Auto Parts Network, Inc.(a)	9,221
19,246	Valuevision Media, Inc., Class A(a)	50,424
6,236	Vitacost.Com, Inc.(a)	46,084
16,281	Westell Technologies, Inc., Class A(a)	29,631
4,404	WPCS International, Inc.(a)	1,718
6,401	Zhone Technologies, Inc.(a)	5,697
24,887	Zix Corp.(a)	93,575
		2,418,002

	Consumer, Cyclical - 10.4%
18,148	American Apparel, Inc.(a) (b)	24,137
770	Ark Restaurants Corp.	16,409
2,575	Bassett Furniture Industries, Inc.	37,466
6,871	Beazer Homes USA, Inc.(a) (b)	106,981
8,579	Black Diamond, Inc.(a)	68,460
16,742	BlueLinx Holdings, Inc.(a)	48,887
6,241	Bon-Ton Stores, Inc.	66,966
2,788	Books-A-Million, Inc.(a)	6,803
5,491	Build-A-Bear Workshop, Inc.(a)	27,345
2,594	Cache, Inc.(a)	11,154
6,539	Carmike Cinemas, Inc.(a)	102,401
4,346	Carrols Restaurant Group, Inc.(a)	23,121
6,042	Century Casinos, Inc.(a)	17,824
2,744	Cherokee, Inc.	38,334
10,020	Christopher & Banks Corp.(a)	60,621
1,562	Chuy’s Holdings, Inc.(a)	44,533
3,959	Cobra Electronics Corp.(a)	13,302
7,671	Coldwater Creek, Inc.(a) (b)	27,539
16,409	Cosi, Inc.(a)	14,276
3,386	Crown Crafts, Inc.	19,808
2,892	Culp, Inc.	45,433
1,592	Del Frisco’s Restaurant Group, Inc.(a)	28,003
10,017	dELiA*s, Inc.(a)	10,317
1,953	Delta Apparel, Inc.(a)	32,010
14,643	Destination XL Group, Inc.(a)	66,479
2,107	Dixie Group, Inc.(a)	9,018
5,822	Douglas Dynamics, Inc.	82,789
4,946	Dover Downs Gaming & Entertainment, Inc.	11,524
4,183	Dover Motorsports, Inc.	7,111
2,998	Educational Development Corp.	11,722
2,316	Empire Resorts, Inc.(a) (b)	4,655
3,114	Famous Dave’s of America, Inc.(a)	30,642
1,651	Flexsteel Industries, Inc.	37,973
5,937	Forward Industries, Inc.(a)	11,637
1,117	Frisch’s Restaurants, Inc.	21,245
7,806	Full House Resorts, Inc.(a)	26,072
13,252	Furniture Brands International, Inc.(a)	12,059
1,200	Gaming Partners International Corp.	9,444
346	Gentherm, Inc.(a)	5,328
2,651	Gordmans Stores, Inc.(a)	35,285
4,270	Granite City Food & Brewery Ltd.(a)	8,284
3,147	Hooker Furniture Corp.	47,236
1,471	Ignite Restaurant Group, Inc.(a)	20,653
26,780	Jamba, Inc.(a)	74,984
26,117	Joe’s Jeans, Inc.(a)	36,303
2,372	Johnson Outdoors, Inc., Class A(a)	54,271
1,306	Kona Grill, Inc.(a)	11,101
1,395	Lakeland Industries, Inc.(a)	6,822
6,100	Lakes Entertainment, Inc.(a)	18,422
7,114	Libbey, Inc.(a)	130,542
3,219	Lifetime Brands, Inc.	34,991
6,753	Luby’s, Inc.(a)	54,969
6,226	MarineMax, Inc.(a)	80,627
2,041	Miller Industries, Inc.	32,493
2,566	Monarch Casino & Resort, Inc.(a)	25,814
9,092	Motorcar Parts of America, Inc.(a) (b)	49,733
6,589	MTR Gaming Group, Inc.(a)	25,368
948	Nathan’s Famous, Inc.(a)	34,735
10,206	Nautilus, Inc.(a)	58,378
8,762	Navarre Corp.(a)	17,612
1,833	Orchard Supply Hardware Stores Corp., Class A(a) (b)	8,542
6,960	PC Connection, Inc.	99,806
4,035	PCM, Inc.(a)	28,648
4,724	Pizza Inn Holdings, Inc.(a) (b)	14,881
4,722	Reading International, Inc., Class A(a)	25,971

See notes to financial statements.
44 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Consumer, Cyclical continued
4,384	Red Lion Hotels Corp.(a) (b)	$31,609
3,674	Rentrak Corp.(a)	76,787
3,106	RG Barry Corp.	38,328
2,107	Rick’s Cabaret International, Inc.(a)	17,931
2,350	Rocky Brands, Inc.(a)	32,477
9,689	Ruth’s Hospitality Group, Inc.(a)	87,782
2,088	Skyline Corp.(a)	9,584
5,831	SMF Energy Corp.(a)	741
9,942	Spartan Motors, Inc.	52,593
5,142	Stanley Furniture Co., Inc.(a)	23,859
2,357	Steinway Musical Instruments, Inc.(a)	52,938
2,773	Supreme Industries, Inc., Class A(a)	10,565
1,805	Tandy Leather Factory, Inc.(a)	11,010
7,415	Town Sports International Holdings, Inc.	68,737
11,058	Tuesday Morning Corp.(a)	98,416
5,664	Unifi, Inc.(a)	88,698
4,617	Virco Manufacturing Corp.(a)	12,050
3,903	West Marine, Inc.(a)	48,827
676	Winmark Corp.	41,790
11,868	Zale Corp.(a)	46,641
		3,127,662

	Consumer, Non-cyclical - 24.3%
16,459	Aastrom Biosciences, Inc.(a) (b)	20,080
15,813	ACADIA Pharmaceuticals, Inc.(a) (b)	95,985
4,725	AcelRx Pharmaceuticals, Inc.(a) (b)	23,625
1,207	Acme United Corp.	15,088
4,867	Acura Pharmaceuticals, Inc.(a) (b)	10,026
3,816	Adcare Health Systems, Inc.(a)	17,058
7,551	Addus HomeCare Corp.(a)	66,524
8,594	Agenus, Inc.(a)	36,782
5,404	Alexza Pharmaceuticals, Inc.(a) (b)	23,940
2,455	Alliance HealthCare Services, Inc.(a)	17,283
559	Altair Nanotechnologies, Inc.(a)	1,152
257	Amcon Distributing Co.	19,668
2,249	American Caresource Holdings, Inc.(a)	4,149
2,551	American Shared Hospital Services(a)	5,306
8,901	Amicus Therapeutics, Inc.(a) (b)	23,855
12,621	Ampio Pharmaceuticals, Inc.(a) (b)	48,970
5,667	Anacor Pharmaceuticals, Inc.(a)	19,721
3,325	Anika Therapeutics, Inc.(a)	41,396
42,692	Anthera Pharmaceuticals, Inc.(a)	26,042
11,643	Apricus Biosciences, Inc.(a) (b)	31,087
3,588	Arrowhead Research Corp.(a) (b)	7,714
35,750	Astex Pharmaceuticals(a)	116,545
2,922	AT Cross Co., Class A(a)	35,678
4,409	AtriCure, Inc.(a)	39,152
3,698	Avalon Holdings Corp., Class A(a) (b)	14,903
1,820	Barrett Business Services, Inc.	79,498
4,867	BG Medicine, Inc.(a)	8,371
2,625	BioClinica, Inc.(a)	19,005
1,123	Biodel, Inc.(a)	3,066
7,332	BioDelivery Sciences International, Inc.(a) (b)	27,642
11,815	Biolase, Inc.(a) (b)	42,652
7,708	BioMimetic Therapeutics, Inc.(a)	73,149
21,153	Biosante Pharmaceuticals, Inc.(a) (b)	27,710
1,236	Biospecifics Technologies Corp.(a)	19,405
1,613	Biota Pharmaceuticals, Inc.	6,436
13,905	Biotime, Inc.(a) (b)	58,540
35,246	Bovie Medical Corp.(a) (b)	96,222
696	Bridgford Foods Corp.	5,742
5,390	BSD Medical Corp.(a) (b)	7,115
5,431	Cadiz, Inc.(a) (b)	36,605
7,783	Capital Senior Living Corp.(a)	179,009
12,662	Cardica, Inc.(a)	14,688
7,107	CardioNet, Inc.(a)	17,696
7,354	Cardiovascular Systems, Inc.(a)	116,267
55,346	Cardium Therapeutics, Inc.(a)	9,304
5,216	Carriage Services, Inc.	94,931
11,532	Catalyst Pharmaceutical Partners, Inc.(a)	5,170
1,938	CCA Industries, Inc.	8,275
34,781	Cell Therapeutics, Inc.(a)	46,607
22,619	Celldex Therapeutics, Inc.(a)	215,333
86,708	Cel-Sci Corp.(a)	22,960
12,214	Celsion Corp.(a) (b)	11,848
211	Ceres, Inc.(a)	846
16,652	Cerus Corp.(a) (b)	54,785
12,440	Chelsea Therapeutics International Ltd.(a)	19,655
5,025	Chindex International, Inc.(a)	55,024
11,245	Cleveland Biolabs, Inc.(a) (b)	17,430
1,395	Coffee Holding Co., Inc.(b)	10,253
2,495	Collectors Universe(b)	27,620
21,915	Columbia Laboratories, Inc.(a)	13,526
2,222	CombiMatrix Corp.(a) (b)	8,288
3,759	Command Security Corp.(a)	7,518
1,984	Cornerstone Therapeutics, Inc.(a)	13,233
8,004	Coronado Biosciences, Inc.(a) (b)	58,589
2,760	Craft Brew Alliance, Inc.(a)	18,244
7,332	Cryo-Cell International, Inc.(a)	15,067

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 45

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Consumer, Non-cyclical continued
4,241	Cutera, Inc.(a)	$54,709
1,320	Cyanotech Corp.(a)	5,808
4,587	Cyclacel Pharmaceuticals, Inc.(a) (b)	25,366
4,275	Cynosure, Inc., Class A(a)	121,111
46,449	Cytokinetics, Inc.(a)	46,356
14,928	Cytomedix, Inc.(a)	7,613
19,983	Cytori Therapeutics, Inc.(a) (b)	50,957
10,970	CytRx Corp.(a) (b)	23,037
3,834	DARA Biosciences, Inc.(a) (b)	3,872
934	Daxor Corp.	6,958
25,618	Delcath Systems, Inc.(a) (b)	39,708
3,265	Derma Sciences, Inc.(a) (b)	40,257
11,913	Digirad Corp.(a)	27,281
11,522	Discovery Laboratories, Inc.(a)	28,344
1,395	Diversicare Healthcare Services, Inc. (a)	7,686
5,475	Document Security Systems, Inc.(a) (b)	12,319
2,387	Durata Therapeutics, Inc.(a)	20,409
21,424	Durect Corp.(a)	23,995
4,123	Edgewater Technology, Inc.(a)	16,121
12,208	EnteroMedics, Inc.(a)	10,247
4,572	Entremed, Inc.(a)	13,487
11,412	Enzo Biochem, Inc.(a)	34,236
3,313	Exactech, Inc.(a)	60,992
5,070	Feihe International, Inc.(a) (b)	35,591
9,000	Female Health Co.	63,900
16,459	Five Star Quality Care, Inc.(a)	104,350
4,675	Franklin Covey Co.(a)	64,609
2,726	Furiex Pharmaceuticals, Inc.(a)	101,026
3,663	G Willi-Food International Ltd. (Israel)(a) (b)	21,392
7,171	Galectin Therapeutics, Inc.(a)	24,453
21,949	Galena Biopharma, Inc.(a) (b)	41,923
7,419	GenMark Diagnostics, Inc.(a)	77,380
2,638	GenVec, Inc.(a)	4,405
1,667	Golden Enterprises, Inc.	5,534
1,623	Graymark Healthcare, Inc.(a)	649
1,221	Griffin Land & Nurseries, Inc.	35,629
8,137	Hackett Group, Inc.	37,674
19,122	Hansen Medical, Inc.(a) (b)	40,921
9,331	Harvard Bioscience, Inc.(a)	53,653
41,609	Hemispherx Biopharma, Inc.(a)	9,154
1,380	Heska Corp.	11,192
9,571	Hudson Global, Inc.(a)	35,221
1,952	Hyperion Therapeutics, Inc.(a)	35,605
7,917	Idera Pharmaceuticals, Inc.(a)	5,700
5,831	IGI Laboratories, Inc.(a)	6,589
13,327	ImmunoCellular Therapeutics Ltd.(a)	33,851
6,604	Information Services Group, Inc.(a)	8,849
9,001	Innovaro, Inc.(a)	1,575
39,121	Inovio Pharmaceuticals, Inc.(a)	26,994
8,052	Insmed, Inc.(a) (b)	49,600
1,612	Intercept Pharmaceuticals, Inc.(a) (b)	62,900
6,166	Intersections, Inc.	64,681
3,713	Inventure Foods, Inc.(a)	27,402
25,189	IsoRay, Inc.(a)	13,325
1,521	John B Sanfilippo & Son, Inc.	28,990
5,729	Jones Soda Co.(a)	1,490
24,872	Keryx Biopharmaceuticals, Inc.(a)	159,927
7,160	Kid Brands, Inc.(a)	11,026
859	KYTHERA Biopharmaceuticals, Inc.(a) (b)	22,386
4,857	LCA-Vision, Inc.(a)	14,037
651	Learning Tree International, Inc.(a)	2,467
3,556	LifeLock, Inc.(a)	41,427
2,796	Limoneira Co.	55,109
1,607	Mac-Gray Corp.	19,959
3,415	Management Network Group, Inc.(a)	11,918
33,403	Mast Therapeutics, Inc.(a)	25,386
2,728	Medical Action Industries, Inc.(a)	16,150
1,743	MediciNova, Inc.(a) (b)	5,926
10,742	MELA Sciences, Inc.(a) (b)	16,006
2,468	MGC Diagnostics Corp.(a)	15,869
3,287	MGP Ingredients, Inc.	13,608
3,864	Misonix, Inc.(a) (b)	22,025
6,927	Myrexis, Inc.	824
13,097	Nanosphere, Inc.(a)	25,539
961	National Research Corp.	54,662
3,192	Natural Alternatives International, Inc.(a)	15,417
4,230	Nature’s Sunshine Products, Inc.	61,166
32,414	Neostem, Inc.(a)	19,627
21,149	Neuralstem, Inc.(a) (b)	22,418
3,834	NeurogesX, Inc.(a)	1,035
2,626	NewLink Genetics Corp.(a) (b)	30,908
3,460	Northwest Biotherapeutics, Inc.(a) (b)	11,176
5,213	Novabay Pharmaceuticals, Inc.(a)	6,412
3,511	NuPathe, Inc.(a) (b)	11,481
2,377	Nutraceutical International Corp.	38,959
5,037	Oculus Innovative Sciences, Inc.(a)	2,973
26,149	Odyssey Marine Exploration, Inc.(a) (b)	91,522
5,456	Omega Protein Corp.(a)	45,176

See notes to financial statements.
46 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Consumer, Non-cyclical continued
2,584	Omeros Corp.(a) (b)	$14,031
4,587	OncoGenex Pharmaceutical, Inc.(a)	54,539
19,531	Orexigen Therapeutics, Inc.(a)	116,405
2,712	Overhill Farms, Inc.(a)	11,119
4,628	Palatin Technologies, Inc.(a)	2,823
3,687	PDI, Inc.(a)	26,915
826	Perceptron, Inc.	5,105
42,471	Peregrine Pharmaceuticals, Inc.(a) (b)	55,212
3,225	Pernix Therapeutics Holdings(a)	19,221
5,802	Pfsweb, Inc.(a)	20,017
20,612	PharmAthene, Inc.(a) (b)	26,796
6,542	Photomedex, Inc.(a)	96,495
17,924	Premier Exhibitions, Inc.(a)	41,225
9,975	PRGX Global, Inc.(a)	64,838
8,112	Primo Water Corp.(a)	8,274
5,244	ProPhase Labs, Inc.(a)	9,492
10,217	Prospect Global Resources, Inc.(a)	12,567
3,583	Providence Service Corp.(a)	61,198
2,464	Psychemedics Corp.	29,642
17,271	PURE Bioscience, Inc.(a)	11,744
1,758	QC Holdings, Inc.	5,731
10,552	RadNet, Inc.(a)	29,862
3,219	RCM Technologies, Inc.	18,220
3,804	Reed’s, Inc.(a) (b)	15,634
4,258	Regulus Therapeutics, Inc.(a)	21,929
5,997	Reliv International, Inc.	7,076
10,522	Repligen Corp.(a)	65,552
6,416	Repros Therapeutics, Inc.(a) (b)	75,388
3,058	Response Genetics, Inc.(a)	3,975
6,100	Rexahn Pharmaceuticals, Inc.(a)	1,891
3,205	Rochester Medical Corp.(a)	47,306
7,249	Rockwell Medical Technologies, Inc.(a) (b)	31,968
2,312	Rocky Mountain Chocolate Factory, Inc.	28,391
9,194	Sarepta Therapeutics, Inc.(a)	269,108
12,138	Senomyx, Inc.(a)	29,253
15,933	Solta Medical, Inc.(a)	36,327
630	Somaxon Pharmaceuticals, Inc.(a)	1,789
1,984	Standard Register Co.(a)	1,052
2,892	StarTek, Inc.(a)	14,518
15,603	StemCells, Inc.(a) (b)	26,681
2,276	Stereotaxis, Inc.(a) (b)	4,962
5,150	Strategic Diagnostics, Inc.(a)	5,459
11,123	Sunesis Pharmaceuticals, Inc.(a) (b)	58,062
3,894	SunLink Health Systems, Inc.(a)	2,687
2,245	Supernus Pharmaceuticals, Inc.(a)	17,197
8,856	Synergetics USA, Inc.(a)	47,114
8,289	Synergy Pharmaceuticals, Inc.(a) (b)	45,341
5,967	Synthetic Biologics, Inc.(a)	10,263
17,224	Talon Therapeutics, Inc.(a)	11,023
2,801	TESARO, Inc.(a) (b)	55,628
2,093	Theragenics Corp.(a)	3,412
7,122	TranS1, Inc.(a)	15,597
3,253	Transcept Pharmaceuticals, Inc.(a)	18,867
1,775	Tree.com, Inc.	30,938
9,115	Trius Therapeutics, Inc.(a)	47,854
770	United-Guardian, Inc.	15,092
1,380	Universal Security Instruments, Inc.(a) (b)	5,920
9,421	Uroplasty, Inc.(a)	22,987
3,974	US Physical Therapy, Inc.	97,840
441	Utah Medical Products, Inc.	18,279
5,261	Vascular Solutions, Inc.(a)	79,862
8,624	Venaxis, Inc.(a) (b)	19,835
7,203	Ventrus Biosciences, Inc.(a) (b)	22,041
1,636	Verastem, Inc.(a) (b)	15,411
7,526	Vermillion, Inc.(a)	9,182
4,602	Versar, Inc.(a)	20,801
5,924	Vision-Sciences, Inc.(a)	6,457
4,526	Willamette Valley Vineyards, Inc.(a)	18,828
22,853	XOMA Corp.(a)	61,932
39,926	Zalicus, Inc.(a)	26,032
27,006	Zogenix, Inc.(a)	50,501
		7,329,363

	Diversified - 0.3%
11,036	Horizon Pharma, Inc.(a) (b)	23,286
666	OBA Financial Services, Inc.(a)	12,394
6,014	Resource America, Inc., Class A	53,585
		89,265

	Energy - 3.7%
617	Adams Resources & Energy, Inc.	24,563
5,950	Arabian American Development Co.(a)	43,792
5,741	Ascent Solar Technologies, Inc.(a)	3,732
3,220	Barnwell Industries, Inc.(a)	10,723
1,517	BioFuel Energy Corp.(a) (b)	7,661
3,280	Bolt Technology Corp.	51,168
13,709	Callon Petroleum Co.(a)	73,891
12,138	Crimson Exploration, Inc.(a)	39,206
5,010	Double Eagle Petroleum Co.(a)	23,597
4,708	Edgen Group, Inc.(a)	37,758
6,572	Emerald Oil, Inc.(a)	45,347

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 47

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Energy continued
2,969	Enphase Energy, Inc.(a) (b)	$14,637
7,008	Evolution Petroleum Corp.(a)	71,832
3,084	FieldPoint Petroleum Corp.(a)	12,552
76,860	Gasco Energy, Inc.(a)	4,458
2,165	GMX Resources, Inc.(a) (b)	5,218
6,042	GreenHunter Energy, Inc.(a)	10,030
63	HKN, Inc.(a)	5,323
18,830	Houston American Energy Corp.(a)	4,331
272	Isramco, Inc.(a) (b)	26,841
9,716	Lucas Energy, Inc.(a)	12,436
18,299	Magellan Petroleum Corp.(a)	19,946
10,481	Miller Energy Resources, Inc.(a) (b)	41,085
3,685	Mitcham Industries, Inc.(a)	56,565
3,106	Natural Gas Services Group, Inc.(a)	54,231
6,918	Ocean Power Technologies, Inc.(a) (b)	13,628
34,590	Pacific Ethanol, Inc.(a)	13,317
2,862	Panhandle Oil and Gas, Inc., Class A	77,961
8,718	Plug Power, Inc.(a)	1,482
2,166	PostRock Energy Corp.(a)	4,484
408	PrimeEnergy Corp.(a)	11,208
2,693	Pyramid Oil Co.(a)	11,338
23,958	Quantum Fuel Systems Technologies Worldwide, Inc.(a)	16,531
2,432	Renewable Energy Group, Inc.(a)	17,972
1,682	REX American Resources Corp.(a)	38,854
3,523	Royale Energy, Inc.(a) (b)	8,561
7,227	Saratoga Resources, Inc.(a)	21,753
35,895	Syntroleum Corp.(a)	16,332
18,704	Tengasco, Inc.(a)	12,522
6,363	TGC Industries, Inc.	60,894
8,959	US Energy Corp.(a)	15,678
4,136	Verenium Corp.(a)	10,092
4,384	Westmoreland Coal Co.(a)	46,032
11,535	Zion Oil & Gas, Inc.(a) (b)	13,842
		1,113,404

	Financial - 30.3%
1,788	Access National Corp.	28,447
3,629	Agree Realty Corp., REIT	101,866
1,848	Alliance Financial Corp.	82,144
3,162	American National Bankshares, Inc.	63,967
3,129	American Realty Capital Properties, Inc., REIT	41,397
3,058	American River Bankshares(a)	22,599
3,265	American Safety Insurance Holdings Ltd. (Bermuda)(a)	75,193
7,872	Ameris Bancorp(a)	109,263
5,726	AmeriServ Financial, Inc.(a)	16,949
7,107	Arbor Realty Trust, Inc., REIT	56,287
2,162	Ares Commercial Real Estate Corp., REIT	36,819
3,596	Arlington Asset Investment Corp., Class A	92,777
3,181	Asta Funding, Inc.	30,601
4,166	Atlanticus Holdings Corp.(a) (b)	13,498
11,913	Bancorp, Inc.(a)	152,129
2,434	Bank of Kentucky Financial Corp.	65,036
1,908	Bank of Marin Bancorp	71,722
948	Bar Harbor Bankshares	33,796
5,732	BBX Capital Corp., Class A(a)	46,315
3,415	Bofi Holding, Inc.(a)	114,983
2,934	Bridge Bancorp, Inc.	61,790
4,020	Bridge Capital Holdings(a)	61,184
3,959	Bryn Mawr Bank Corp.	90,819
3,959	BSB Bancorp, Inc.(a)	52,259
408	C&F Financial Corp.	16,300
3,523	Camco Financial Corp.(a)	12,894
2,462	Cape Bancorp, Inc.	22,380
5,007	Capital Trust, Inc., Class A, REIT	11,316
5,837	Center Bancorp, Inc.	72,379
10,878	Centerstate Banks, Inc.	92,137
1,923	Central Valley Community Bancorp	16,461
1,110	Century Bancorp, Inc., Class A	36,630
1,984	CFS Bancorp, Inc.	15,197
4,389	Chatham Lodging Trust, REIT	72,243
1,880	Chicopee Bancorp, Inc.	29,591
1,820	CIFC Corp.(a)	15,397
4,260	Citizens & Northern Corp.	83,070
1,425	Citizens Holding Co.	26,918
4,815	CNB Financial Corp.	81,133
1,561	Codorus Valley Bancorp, Inc.	25,569
2,107	Colony Bankcorp, Inc.(a) (b)	11,294
2,209	Consolidated-Tomoka Land Co.	75,216
1,175	Consumer Portfolio Services, Inc.(a)	9,694
7,932	Crescent Financial Bancshares, Inc.(a) (b)	32,918
961	Diamond Hill Investment Group, Inc.	72,094
6,362	Eagle Bancorp, Inc.(a)	138,055
2,590	Eastern Insurance Holdings, Inc.	48,226
16,326	Eastern Virginia Bankshares, Inc.(a) (b)	109,221
2,132	Enterprise Bancorp, Inc.	33,877
5,201	Enterprise Financial Services Corp.	72,710
4,679	ESB Financial Corp.	64,243
1,440	Evans Bancorp, Inc.	25,394
4,752	Farmers Capital Bank Corp.(a)	79,121
2,669	Federal Agricultural Mortgage Corp., Class C	90,079

See notes to financial statements.
48 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Financial continued
4,647	Federated National Holding Co.	$26,441
2,510	Fidus Investment Corp.	45,180
4,585	Financial Institutions, Inc.	91,379
6,113	First Acceptance Corp.(a)	7,030
3,644	First Bancorp, Inc.	63,151
8,435	First California Financial Group, Inc.(a)	67,817
2,137	First Citizens Banc Corp.	13,965
6,296	First Connecticut Bancorp, Inc.	90,096
2,820	First Defiance Financial Corp.	63,506
6,038	First Federal Bancshares of Arkansas, Inc.(a) (b)	57,965
12,203	First Financial Northwest, Inc.(a)	96,770
3,492	First M&F Corp.	47,875
1,428	First Pactrust Bancorp, Inc.	14,666
757	First Security Group, Inc.(a) (b)	2,241
3,609	First South Bancorp, Inc.(a)	23,278
3,145	First United Corp.(a)	25,663
4,557	Firstbank Corp.	58,375
1,057	Firstcity Financial Corp.(a)	10,401
1,471	FNB Corp.	16,711
7,395	FNB United Corp.(a) (b)	75,133
2,620	Fortegra Financial Corp.(a)	23,711
1,805	Fox Chase Bancorp, Inc.	30,180
5,943	Franklin Financial Corp.	106,142
4,604	German American Bancorp, Inc.	100,183
4,035	Gladstone Commercial Corp., REIT	76,504
11,992	Gramercy Capital Corp., REIT(a)	45,809
6,273	GSV Capital Corp.(a)	52,254
26,766	Guaranty Bancorp(a)	54,067
285	Gyrodyne Co. of America, Inc., REIT	21,210
5,627	Hallmark Financial Services(a)	50,981
2,031	Hampden Bancorp, Inc.	32,130
711	Harleysville Savings Financial Corp.	12,553
9,432	Harris & Harris Group, Inc.(a)	33,578
797	Hawthorn Bancshares, Inc.	8,245
9,711	Heritage Commerce Corp.(a)	65,646
5,852	Heritage Financial Corp.	81,050
1,024	Heritage Financial Group, Inc.	14,049
9,688	Heritage Oaks Bancorp(a)	54,447
7,526	HF Financial Corp.	101,149
1,850	HMN Financial, Inc.(a) (b)	9,934
846	Home Bancorp, Inc.(a)	15,600
4,290	Home Federal Bancorp, Inc.	49,335
2,696	Homeowners Choice, Inc.	54,351
2,710	HomeStreet, Inc.(a)	67,696
8,456	HopFed Bancorp, Inc.	89,464
1,171	Horizon Bancorp	23,748
2,786	IMPAC Mortgage Holdings, Inc., REIT(a) (b)	31,482
6,196	Imperial Holdings, Inc.(a)	24,784
38,011	Independent Bank Corp.(a)	224,645
5,321	Intervest Bancshares Corp., Class A(a)	28,893
421	Investors Title Co.	27,757
1,628	JAVELIN Mortgage Investment Corp., REIT	31,225
3,974	Life Partners Holdings, Inc.(b)	15,817
4,000	LNB Bancorp, Inc.	32,320
4,491	Macatawa Bank Corp.(a)	21,961
6,828	MainSource Financial Group, Inc.	95,592
2,846	Manning & Napier, Inc.	42,519
1,971	Marlin Business Services Corp.	37,350
4,494	MBT Financial Corp.(a)	16,313
3,836	Medallion Financial Corp.	49,868
3,447	Mercantile Bancorp, Inc.(a)	931
2,801	Mercantile Bank Corp.	46,665
1,820	Merchants Bancshares, Inc.	52,489
4,935	Metro Bancorp, Inc.(a)	82,168
3,596	MetroCorp Bancshares, Inc.(a)	37,183
3,266	MicroFinancial, Inc.	24,070
1,775	Middleburg Financial Corp.	36,281
3,061	MidSouth Bancorp, Inc.	46,741
991	MidWestOne Financial Group, Inc.	22,773
1,958	Monarch Financial Holdings, Inc.	19,874
976	Monmouth Real Estate Investment Corp., Class A, REIT	10,892
21,515	MPG Office Trust, Inc., REIT(a) (b)	55,724
1,711	MutualFirst Financial, Inc.	23,013
2,681	National Bankshares, Inc.(b)	90,457
1,312	New Hampshire Thrift Bancshares, Inc.	17,463
4,687	New Mountain Finance Corp.	71,383
18,445	New York Mortgage Trust, Inc., REIT(b)	129,853
1,999	NewBridge Bancorp(a)	11,754
2,981	Nicholas Financial, Inc. (Canada)	40,393
811	North Valley Bancorp(a)	13,763
695	Northrim BanCorp, Inc.	15,109
815	Norwood Financial Corp.(b)	25,224
5,146	OceanFirst Financial Corp.	71,735
2,212	Old Point Financial Corp.(b)	26,986
7,377	Old Second Bancorp, Inc.(a) (b)	25,082
2,910	OmniAmerican Bancorp, Inc.(a)	75,835
4,875	One Liberty Properties, Inc., REIT	105,885
2,551	Oneida Financial Corp.	31,964
4,016	Oppenheimer Holdings, Inc., Class A	75,902

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 49

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Financial continued
5,182	Pacific Continental Corp.	$55,085
2,483	Pacific Mercantile Bancorp(a)	14,799
3,445	Pacific Premier Bancorp, Inc.(a)	41,237
5,259	Patriot National Bancorp, Inc.(a)	7,994
2,227	Peapack Gladstone Financial Corp.	32,804
1,728	Penns Woods Bancorp, Inc.(b)	69,932
2,596	Peoples Bancorp, Inc.	56,255
1,775	Peoples Financial Corp.	21,335
2,244	PMC Commercial Trust, REIT	15,730
1,695	Porter Bancorp, Inc.(a)	1,763
2,072	Preferred Apartment Communities, Inc., Class A, REIT	18,109
4,679	Preferred Bank(a)	75,425
7,371	Princeton National Bancorp, Inc.(a)	236
2,536	Provident Financial Holdings, Inc.	43,366
3,013	Pulaski Financial Corp.	29,829
6,012	PVF Capital Corp.(a) (b)	22,425
1,636	QCR Holdings, Inc.	26,732
26,771	Republic First Bancorp, Inc.(a)	69,872
5,375	Riverview Bancorp, Inc.(a)	11,932
2,848	Rurban Financial Corp.(a)	24,208
30,843	Seacoast Banking Corp. of Florida(a)	63,537
2,536	Shore Bancshares, Inc.(a)	16,940
5,070	Sierra Bancorp	64,186
1,383	Simplicity Bancorp, Inc.	21,077
1,041	Southern National Bancorp of Virginia, Inc.	9,837
4,211	Southwest Bancorp, Inc.(a)	54,701
2,790	Suffolk Bancorp(a)	39,283
4,270	Summit Financial Group, Inc.(a)	29,442
19,620	Summit Hotel Properties, Inc., REIT	188,352
19,964	Sun Bancorp, Inc.(a)	71,870
708	Teche Holding Co.	27,612
3,884	Territorial Bancorp, Inc.	90,575
8,970	Thomas Properties Group, Inc.	46,734
2,391	Timberland Bancorp, Inc.	19,750
466	Trustmark Corp.	10,671
9,021	U.S. Global Investors, Inc., Class A	34,280
5,928	UMH Properties, Inc., REIT	59,399
2,786	United Security Bancshares(a) (b)	10,643
2,625	United Security Bancshares, Inc.(a) (b)	19,766
1,425	Unity Bancorp, Inc.(a)	8,578
9,517	Universal Insurance Holdings, Inc.	41,780
8,985	Virginia Commerce Bancorp, Inc.(a)	121,837
5,246	Washington Banking Co.	72,080
1,984	Waterstone Financial, Inc.(a)	15,178
5,822	West Bancorporation, Inc.	64,450
4,830	Whitestone REIT, Class B, REIT	71,242
6,042	Yadkin Valley Financial Corp.(a)	23,805
8,169	ZipRealty, Inc.(a)	31,369
		9,121,416

	Industrial - 10.7%
15,959	Active Power, Inc.(a)	72,933
3,204	ADA-ES, Inc.(a) (b)	85,130
1,072	Air T, Inc.(b)	10,291
10,151	API Technologies Corp.(a) (b)	26,596
830	Argan, Inc.	13,886
4,780	Arotech Corp.(a)	5,210
1,457	Art’s-Way Manufacturing Co., Inc.	9,908
5,997	Ballantyne Strong, Inc.(a)	21,649
1,169	Breeze-Eastern Corp.(a) (b)	9,527
5,693	Broadwind Energy, Inc.(a)	19,185
9,900	Casella Waste Systems, Inc., Class A(a)	46,332
2,805	Ceco Environmental Corp.	30,294
2,302	Chase Corp.	43,370
842	Chicago Rivet & Machine Co.(b)	18,027
4,724	Clean Diesel Technologies, Inc.(a) (b)	11,290
5,386	Coleman Cable, Inc.	53,375
2,046	Core Molding Technologies, Inc.(a)	14,220
4,467	Covenant Transportation Group, Inc., Class A(a)	26,579
2,359	CPI Aerostructures, Inc.(a)	20,995
3,732	CUI Global, Inc.(a)	20,451
1,218	CVD Equipment Corp.(a) (b)	12,424
845	Digital Ally, Inc.(a)	3,473
5,458	Eagle Bulk Shipping, Inc. (Marshall Islands)(a)	10,589
1,592	Eastern Co.	26,475
481	Ecology and Environment, Inc., Class A	6,133
1,850	EDAC Technologies Corp.(a)	28,305
5,173	Engility Holdings, Inc.(a)	97,614
4,299	ENGlobal Corp.(a)	2,493
871	Espey Manufacturing & Electronics Corp.	22,472
18,014	Flow International Corp.(a)	66,832
1,457	Frequency Electronics, Inc.	14,847
2,923	Frozen Food Express Industries(a)	4,969
2,267	Gencor Industries, Inc.(a)	16,232
3,387	Giga-Tronics, Inc.(a)	5,521
9,986	Goldfield Corp.(a)	37,348
3,677	GSE Holding, Inc.(a)	26,438
3,715	Hardinge, Inc.	48,592
3,014	Heritage-Crystal Clean, Inc.(a)	44,456
5,821	Hudson Technologies, Inc.(a)	25,321

See notes to financial statements.
50 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Industrial continued
1,726	Hurco Cos., Inc.(a)	$48,535
33,690	Identive Group, Inc.(a)	48,850
3,924	IEC Electronics Corp.(a)	24,015
1,457	Image Sensing Systems, Inc.(a)	7,824
1,380	Innovative Solutions & Support, Inc.	6,320
4,044	Insignia Systems, Inc.(a)	7,805
5,126	Insteel Industries, Inc.	81,452
5,259	Integrated Electrical Services, Inc.(a) (b)	30,502
5,969	Intellicheck Mobilisa, Inc.(a)	4,775
1,790	IntriCon Corp.(a)	8,377
5,322	Iteris, Inc.(a)	9,313
3,523	Kadant, Inc.	86,490
15,182	Kratos Defense & Security Solutions, Inc.(a)	64,220
3,581	Lawson Products, Inc.	50,993
4,647	Lime Energy Co.(a)	3,532
3,719	LMI Aerospace, Inc.(a)	82,376
6,680	LoJack Corp.(a)	20,040
7,332	LRAD Corp.(a)	8,505
889	LS Starrett Co., Class A	9,752
7,985	LSI Industries, Inc.	55,017
5,386	Lydall, Inc.(a)	81,113
1,637	Magnetek, Inc.(a)	20,667
4,965	Manitex International, Inc.(a)	47,565
3,626	Meade Instruments Corp.(a)	5,802
4,420	MEMSIC, Inc.(a)	15,205
945	Mesa Laboratories, Inc.	50,142
5,983	Metabolix, Inc.(a)	14,539
5,672	Met-Pro Corp.	55,926
1,954	Mfri, Inc.(a)	14,362
10,665	Microvision, Inc.(a) (b)	18,237
1,442	MOCON, Inc.	20,722
5,637	Nanophase Technologies Corp.(a)	2,649
4,211	NAPCO Security Technologies, Inc.(a)	15,875
6,587	NCI Building Systems, Inc.(a)	107,697
5,215	NN, Inc.(a)	45,162
501	Omega Flex, Inc.	6,979
2,361	Orbit International Corp.(a)	8,004
10,026	Orion Energy Systems, Inc.(a)	28,173
3,024	Park-Ohio Holdings Corp.(a)	61,508
3,523	Patrick Industries, Inc.(a)	46,715
11,461	Perma-Fix Environmental Services(a)	10,430
6,704	PGT, Inc.(a)	38,682
4,155	PMFG, Inc.(a)	28,129
4,810	PowerSecure International, Inc.(a)	40,644
4,331	Pro-Dex, Inc.(a)	8,879
591	Providence and Worcester Railroad Co.	8,688
30,662	Pulse Electronics Corp.(a)	11,897
5,352	Pure Cycle Corp.(a)	21,462
4,604	Rand Logistics, Inc.(a) (b)	26,243
8,965	Research Frontiers, Inc.(a) (b)	29,405
34,203	Revolution Lighting Technologies, Inc.(a)	35,229
695	SIFCO Industries, Inc.	11,148
962	SL Industries, Inc.	18,220
2,001	Sparton Corp.(a)	28,694
9,060	Stoneridge, Inc.(a)	58,437
4,346	Superconductor Technologies, Inc.(a)	848
934	Sutron Corp.(a)	5,324
1,923	Synalloy Corp.	26,249
3,041	Sypris Solutions, Inc.	12,590
8,022	TRC Cos., Inc.(a)	51,662
2,011	UFP Technologies, Inc.(a)	38,048
7,588	Ultralife Corp.(a)	28,834
2,257	Universal Power Group, Inc.(a)	4,232
20,151	UQM Technologies, Inc.(a) (b)	15,113
1,823	US Concrete, Inc.(a)	17,865
1,327	USA Truck, Inc.(a)	6,555
1,805	Video Display Corp.(a)	6,751
1,305	VSE Corp.	29,898
3,158	Wells-Gardner Electronics Corp.(a)	6,127
2,816	Willis Lease Finance Corp.(a)	42,268
2,014	WSI Industries, Inc.(b)	13,776
6,795	XPO Logistics, Inc.(a)	118,369
3,553	YRC Worldwide, Inc.(a) (b)	21,780
		3,207,993

	Technology - 7.9%
5,905	Acorn Energy, Inc.(b)	38,442
7,445	American Software, Inc., Class A	60,751
3,355	Amtech Systems, Inc.(a)	13,386
736	Analysts International Corp.(a)	2,701
978	Astro-Med, Inc.	9,653
3,049	Asure Software, Inc.(a)	20,062
1,733	Audience, Inc.(a)	23,638
33,631	Axcelis Technologies, Inc.(a)	38,339
10,487	AXT, Inc.(a)	29,888
3,954	Bsquare Corp.(a)	11,664
11,208	Callidus Software, Inc.(a) (b)	48,755
3,912	Cascade Microtech, Inc.(a)	27,893
4,660	Computer Task Group, Inc.	92,734
3,220	Concurrent Computer Corp.	22,508
2,728	CSP, Inc.	18,550

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 51

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Technology continued
2,697	Daegis, Inc.(a)	$3,695
2,014	Data I/O Corp.(a)	3,021
4,795	Datalink Corp.(a)	49,772
4,587	Dataram Corp.(a)	1,560
1,335	Datawatch Corp.(a)	14,525
2,404	Digimarc Corp.	53,681
18,697	Dot Hill Systems Corp.(a)	24,306
2,287	Dynamics Research Corp.(a)	13,516
1,471	E2open, Inc.(a) (b)	29,067
4,399	eMagin Corp.(b)	13,989
5,810	Emcore Corp.(a)	33,872
4,419	Eon Communications Corp.(a)	3,867
2,242	Evolving Systems, Inc.	15,021
1,982	Exa Corp.(a)	19,602
1,504	Geeknet, Inc.(a)	24,079
4,150	GigOptix, Inc.(a)	4,565
19,907	Glu Mobile, Inc.(a) (b)	45,189
5,244	GSE Systems, Inc.(a)	11,851
8,056	GSI Technology, Inc.(a)	51,720
4,245	Guidance Software, Inc.(a)	41,643
5,111	Hutchinson Technology, Inc.(a)	14,464
813	Icad, Inc.(a)	4,431
6,611	Immersion Corp.(a)	44,228
14,843	inContact, Inc.(a)	100,784
9,541	Innodata, Inc.(a)	33,298
8,037	Integrated Silicon Solution, Inc.(a)	68,314
4,990	Intermolecular, Inc.(a)	48,253
4,872	Interphase Corp.(a)	10,670
4,855	inTEST Corp.	16,410
180	j2 Global, Inc.	6,422
3,403	Key Tronic Corp.(a)	36,174
15,242	Majesco Entertainment Co.(a)	8,147
7,245	Market Leader, Inc.(a)	53,903
2,536	Mattersight Corp.(a) (b)	11,564
22,694	Mattson Technology, Inc.(a)	27,914
13,122	Mindspeed Technologies, Inc.(a)	58,393
7,324	Mitek Systems, Inc.(a) (b)	31,493
13,890	MoSys, Inc.(a)	48,198
298,274	NeoMedia Technologies, Inc.(a)	447
7,242	Netlist, Inc.(a)	5,649
4,227	NetSol Technologies, Inc.(a)	48,949
17,824	OCZ Technology Group, Inc.(a) (b)	30,836
3,295	Official Payments Holdings, Inc.(a)	19,276
5,244	Overland Storage, Inc.(a)	5,873
2,953	PAR Technology Corp.(a)	13,525
6,897	PDF Solutions, Inc.(a)	107,179
5,747	Pervasive Software, Inc.(a)	52,585
7,155	Pixelworks, Inc.(a)	17,315
6,113	Planar Systems, Inc.(a)	11,798
14,672	PLX Technology, Inc.(a)	69,692
3,103	Qualstar Corp.(a)	4,810
1,447	Qualys, Inc.(a)	17,161
13,984	QuickLogic Corp.(a) (b)	30,205
8,398	Radisys Corp.(a)	35,188
4,315	Rainmaker Systems, Inc.(a)	2,813
6,033	Richardson Electronics Ltd.	72,155
3,280	Rimage Corp.	22,370
2,312	Scientific Learning Corp.(a)	1,824
4,211	Simulations Plus, Inc.	16,844
3,447	SmartPros Ltd.	5,119
8,676	Smith Micro Software, Inc.(a)	12,667
6,906	Streamline Health Solutions, Inc.(a)	38,466
1,041	Transact Technologies, Inc.	8,224
11,703	Transwitch Corp.(a)	9,712
8,714	Ultra Clean Holdings(a)	51,413
15,771	USA Technologies, Inc.(a) (b)	38,639
8,122	Vitesse Semiconductor Corp.(a)	16,975
35,868	Wave Systems Corp., Class A(a)	31,564
1,230	Wayside Technology Group, Inc.	15,707
1,349	Wireless Ronin Technologies, Inc.(a)	5,774
2,788	XRS Corp.(a)	4,461
		2,365,780

	Utilities - 0.8%
2,513	Artesian Resources Corp., Class A	55,914
2,282	Delta Natural Gas Co., Inc.	44,590
2,121	Gas Natural, Inc.	21,083
1,488	RGC Resources, Inc.	26,903
38,042	US Geothermal, Inc.(a)	12,173
4,875	York Water Co.	89,993
		250,656

	Total Common Stocks - 99.2%
	(Cost $30,263,310)	29,857,805

	Master Limited Partnership - 0.6%
	Energy - 0.6%
6,292	Northern Tier Energy, LP
	(Cost $141,955)	182,153

	Right - 0.0%*
	Consumer, Cyclical - 0.0%
16,742	BlueLinx Holdings, Inc.(a)
	(Cost $0)	7,021

See notes to financial statements.
52 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value
	Warrant - 0.0%*
	Consumer, Non-cyclical - 0.0%
314	Photomedex, Inc., 12/13/2014(a) (c)
	(Cost $0)	$702

	Total Long-Term Investments - 99.8%
	(Cost $30,405,265)	30,047,681

	Investments of Collateral for
	Securities Loaned - 10.4%
3,145,249	BNY Mellon Securities Lending Overnight
	Fund, 0.1879%(d) (e)
	(Cost $3,145,249)	3,145,249

	Total Investments - 110.2%
	(Cost $33,550,514)	33,192,930
	Liabilities in excess of Other Assets - (10.2%)	(3,083,117)
	Net Assets - 100.0%	$30,109,813

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Less than 0.1%

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2013.

(c)
Security is valued based on observable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $702 which represents less than 0.1% of net assets.

(d)	At February 28, 2013, the total market value of the Fund’s securities on loan was $2,990,895 and the total market value of the collateral held by the Fund was $3,145,249.

(e)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 53

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WREI	Wilshire US REIT ETF

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 99.6%
	Financial - 99.6%
2,137	Acadia Realty Trust, REIT	$57,528
114	Alexander’s, Inc., REIT	36,993
2,550	Alexandria Real Estate Equities, Inc., REIT	181,407
1,453	American Assets Trust, Inc., REIT	43,924
4,403	American Campus Communities, Inc., REIT	199,016
6,139	Apartment Investment & Management Co., Class A, REIT	181,837
2,875	Ashford Hospitality Trust, Inc., REIT	33,839
2,114	Associated Estates Realty Corp., REIT	36,953
4,733	AvalonBay Communities, Inc., REIT	590,820
6,509	BioMed Realty Trust, Inc., REIT	137,470
6,363	Boston Properties, Inc., REIT	660,988
5,989	Brandywine Realty Trust, REIT	82,349
3,241	BRE Properties, Inc., REIT	157,545
3,548	Camden Property Trust, REIT	245,309
1,662	Campus Crest Communities, Inc., REIT	20,841
6,433	CBL & Associates Properties, Inc., REIT	146,286
2,639	Cedar Realty Trust, Inc., REIT	15,148
1,644	Chesapeake Lodging Trust, REIT	35,395
3,716	Colonial Properties Trust, REIT	80,117
3,535	CommonWealth REIT, REIT	89,259
902	Coresite Realty Corp., REIT	29,225
3,349	Corporate Office Properties Trust, REIT	86,639
4,040	Cousins Properties, Inc., REIT	39,269
5,454	CubeSmart, REIT	80,392
11,387	DCT Industrial Trust, Inc., REIT	82,670
10,444	DDR Corp., REIT	180,368
8,231	DiamondRock Hospitality Co., REIT	73,585
5,203	Digital Realty Trust, Inc., REIT	348,497
5,462	Douglas Emmett, Inc., REIT	133,874
13,332	Duke Realty Corp., REIT	215,445
2,670	DuPont Fabros Technology, Inc., REIT	61,837
1,246	EastGroup Properties, Inc., REIT	70,785
4,767	Education Realty Trust, Inc., REIT	52,008
1,748	Equity Lifestyle Properties, Inc., REIT	128,810
2,706	Equity One, Inc., REIT	63,618
13,567	Equity Residential, REIT	746,728
1,541	Essex Property Trust, Inc., REIT	229,594
1,753	Excel Trust, Inc., REIT	22,105
4,619	Extra Space Storage, Inc., REIT	172,935
2,726	Federal Realty Investment Trust, REIT	289,528
4,820	FelCor Lodging Trust, Inc., REIT(a)	24,196
3,900	First Industrial Realty Trust, Inc., REIT	61,893
2,154	First Potomac Realty Trust, REIT	30,436
3,253	Franklin Street Properties Corp., REIT	44,729
17,424	General Growth Properties, Inc., REIT	333,495
6,026	Glimcher Realty Trust, REIT	67,853
1,890	Government Properties Income Trust, REIT	50,009
19,095	HCP, Inc., REIT	933,364
10,953	Health Care REIT, Inc., REIT	702,525
3,692	Healthcare Realty Trust, Inc., REIT	98,207
4,249	Healthcare Trust of America, Inc., REIT	48,778
7,769	Hersha Hospitality Trust, REIT	43,584
3,213	Highwoods Properties, Inc., REIT	117,274
2,162	Home Properties, Inc., REIT	134,952
5,215	Hospitality Properties Trust, REIT	139,240
30,568	Host Hotels & Resorts, Inc., REIT	509,569
2,015	Hudson Pacific Properties, Inc., REIT	45,479
3,768	Inland Real Estate Corp., REIT	36,399
3,944	Investors Real Estate Trust, REIT	37,507
3,126	Kilroy Realty Corp., REIT	164,928
16,161	Kimco Realty Corp., REIT	351,825
3,271	Kite Realty Group Trust, REIT	21,556
4,022	LaSalle Hotel Properties, REIT	102,119
4,987	Liberty Property Trust, REIT	193,446
5,762	Macerich Co., REIT	346,354
3,688	Mack-Cali Realty Corp., REIT	104,665
1,783	MID-America Apartment Communities, Inc., REIT	123,811
1,624	Monmouth Real Estate Investment Corp., Class A, REIT	18,124
962	National Health Investors, Inc., REIT	62,338
2,338	Parkway Properties, Inc., REIT	39,536
2,535	Pebblebrook Hotel Trust, REIT	60,612
2,361	Pennsylvania Real Estate Investment Trust, REIT	42,616
7,079	Piedmont Office Realty Trust, Inc., Class A, REIT	139,173
2,295	Post Properties, Inc., REIT	109,563
19,440	ProLogis, Inc., REIT	756,994
778	PS Business Parks, Inc., REIT	57,564
6,081	Public Storage, REIT	919,508
1,997	Ramco-Gershenson Properties Trust, REIT	31,553
3,812	Regency Centers Corp., REIT	197,767
2,432	Retail Properties of America, Inc., Class A, REIT	35,994
3,822	RLJ Lodging Trust, REIT	81,753
1,246	Rouse Properties, Inc., REIT(b)	20,696
1,563	Sabra Health Care REIT, Inc., REIT	41,310
530	Saul Centers, Inc., REIT	23,193
7,446	Senior Housing Properties Trust, REIT	186,820
13,047	Simon Property Group, Inc., REIT	2,072,646
3,811	SL Green Realty Corp., REIT	311,054
1,284	Sovran Self Storage, Inc., REIT	78,119
7,669	Strategic Hotels & Resorts, Inc., REIT(a)	55,830
2,667	Summit Hotel Properties, Inc., REIT	25,603

See notes to financial statements.
54 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	February 28, 2013

WREI	Wilshire US REIT ETF continued

Number
of Shares	Description	Value
	Financial continued
1,204	Sun Communities, Inc., REIT	$56,022
6,702	Sunstone Hotel Investors, Inc., REIT(a)	75,934
3,683	Tanger Factory Outlet Centers, REIT	129,973
2,446	Taubman Centers, Inc., REIT	187,657
630	Terreno Realty Corp., REIT	11,277
10,550	UDR, Inc., REIT	251,723
503	Universal Health Realty Income Trust, REIT	28,726
1,257	Urstadt Biddle Properties, Inc., Class A, REIT	26,560
12,466	Ventas, Inc., REIT	882,343
7,851	Vornado Realty Trust, REIT	629,729
2,797	Washington Real Estate Investment Trust, REIT	77,449
5,118	Weingarten Realty Investors, REIT	156,867
	(Cost $17,177,033)	18,891,755

	Exchange Traded Fund - 0.4%
950	Vanguard REIT ETF
	(Cost $64,848)	65,636

	Total Long-Term Investments - 100.0%
	(Cost $17,241,881)	18,957,391

	Investments of Collateral for
	Securities Loaned - 0.1%
20,332	BNY Mellon Securities Lending Overnight Fund,
	0.1879%(c) (d)
	(Cost $20,332)	20,332

	Total Investments - 100.1%
	(Cost $17,262,213)	18,977,723
	Liabilities in excess of Other Assets - (0.1%)	(17,006)
	Net Assets - 100.0%	$18,960,717

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2013.

(c)	At February 28, 2013, the total market value of the Fund’s securities on loan was $19,710 and the total market value of the collateral held by the Fund was $20,332.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 55

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	February 28, 2013

		Guggenheim		Guggenheim		Guggenheim
	Guggenheim	Defensive		Insider		Mid-Cap
	BRIC ETF	Equity ETF		Sentiment ETF		Core ETF
	(EEB )	(DEF	)	(NFO	)	(CZA	)
Assets
Investments in securities, at value (including securities on loan)	$323,981,605	$84,718,241		$116,176,192		$60,737,043
Cash	131,834	122,171		55,563		117,326
Receivables:
Dividends	1,190,174	207,395		89,708		59,457
Fund shares sold	–	–		–		–
Investments sold	–	30,076		–		8,056
Securities lending income	19,659	8,074		13,376		4,414
Tax reclaims	–	5,830		–		220
Other assets	1,214	331		386		261
Total assets	325,324,486	85,092,118		116,335,225		60,926,777
Liabilities
Custodian bank	–	–		–		–
Payables:
Administration fee payable	5,644	1,608		2,264		–
Collateral for securities on loan	29,661,073	3,893,422		5,242,546		1,381,725
Fund shares redeemed	410	–		–		–
Investments purchased	–	175,652		–		104,421
Accrued advisory fees	116,052	7,586		32,476		–
Accrued expenses	191,793	76,264		84,510		69,898
Total liabilities	29,974,972	4,154,532		5,361,796		1,556,044
Net Assets	$295,349,514	$80,937,586		$110,973,429		$59,370,733
Composition of Net Assets
Paid-in capital	$627,446,421	$82,439,519		$141,285,054		$58,096,287
Accumulated undistributed net investment income (loss)	761,777	274,758		183,541		118,609
Accumulated net realized gain (loss) on investments	(211,129,066)	(7,707,927)		(41,048,077)		(3,976,050)
Net unrealized appreciation (depreciation) on investments	(121,729,618)	5,931,236		10,552,911		5,131,887
Net Assets	$295,349,514	$80,937,586		$110,973,429		$59,370,733
Shares outstanding ($0.01 par value with unlimited amount authorized)	8,450,800	2,600,000		2,950,800		1,600,000
Net Asset Value Per Share	$34.95	$31.13		$37.61		$37.11
Investments in securities, at cost	$445,711,223	$78,787,005		$105,623,281		$55,605,156
Securities on loan, at value	$29,901,926	$3,860,570		$5,114,455		$1,352,162

See notes to financial statements.
56 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2013

Guggenheim	Guggenheim
Multi-Asset	Raymond James		Guggenheim		Wilshire	Wilshire
Income ETF	SB-1 Equity ETF		Spin-Off ETF		Micro-Cap ETF	US REIT ETF
(CVY )	(RYJ	)	(CSD	)	(WMCR )	(WREI)

$1,005,668,652	$121,451,488		$103,575,837		$33,192,930	$18,977,723
1,223,990	–		89,841		22,837	1,300

2,905,418	135,124		82,764		14,270	6,662
180	–		–		–	–
659,433	3,977,241		–		18,816	–
124,455	4,118		8,748		17,777	14
97,957	–		–		–	–
1,756	–		451		–	–
1,010,681,841	125,567,971		103,757,641		33,266,630	18,985,699

–	7,814		–		–	–

13,375	–		1,877		–	–
100,613,854	4,968,140		5,339,583		3,145,249	20,332
–	45,202		–		–	–
–	4,048,103		–		–	–
343,564	65,357		7,612		11,568	4,650
412,739	–		63,339		–	–
101,383,532	9,134,616		5,412,411		3,156,817	24,982
$909,298,309	$116,433,355		$98,345,230		$30,109,813	$18,960,717

$915,617,143	$162,502,505		$99,419,008		$43,853,273	$17,154,526
(1,458,193)	596,600		21,628		81,470	25,203
(66,527,499)	(59,793,623)		(9,230,927)		(13,467,346)	65,478
61,666,858	13,127,873		8,135,521		(357,584)	1,715,510
$909,298,309	$116,433,355		$98,345,230		$30,109,813	$18,960,717

38,950,800	4,622,822		3,050,000		1,500,800	500,000
$23.34	$25.19		$32.24		$20.06	$37.92
$944,001,794	$108,323,615		$95,440,316		$33,550,514	$17,262,213
$100,067,148	$4,843,029		$5,169,240		$2,990,895	$19,710

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 57

STATEMENT OF OPERATIONS For the six months ended February 28, 2013	February 28, 2013

		Guggenheim	Guggenheim	Guggenheim
	Guggenheim	Defensive	Insider	Mid-Cap
	BRIC ETF	Equity ETF	Sentiment ETF	Core ETF
	(EEB )	(DEF )	(NFO )	(CZA )
Investment Income
Dividend income	$3,723,988	$1,496,286	$1,266,019	$777,538
Less return of capital distributions received	–	(359,637)	(98,389)	(139,309)
Foreign taxes withheld	(202,370)	(8,364)	–	(1,264)
Net dividend income	3,521,618	1,128,285	1,167,630	636,965
Net securities lending income	144,888	39,902	75,520	6,124
Total investment income	3,666,506	1,168,187	1,243,150	643,089
Expenses
Advisory fee <Note 3>	810,237	175,625	221,297	119,868
Administration fee	39,848	9,659	12,171	6,593
Custodian fee	58,653	22,095	21,709	21,535
Licensing	64,819	40,290	53,992	24,318
Listing fee and expenses	2,500	2,500	2,500	2,500
Printing expenses	52,693	8,591	9,763	6,087
Professional fees	17,097	14,213	13,558	11,207
Registration & filings	–	–	42	93
Trustees’ fees and expenses	6,322	2,568	2,707	2,111
Miscellaneous	10,053	3,940	4,201	3,529
Total expenses	1,062,222	279,481	341,940	197,841
Advisory fees waived	(25,118)	(51,169)	(54,254)	(42,012)
Net expenses	1,037,104	228,312	287,686	155,829
Net Investment Income (Loss)	2,629,402	939,875	955,464	487,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(15,383,957)	(757,458)	(1,748,646)	(680,661)
In-kind transactions	(1,186,521)	3,171,976	3,837,266	2,751,600
Net realized gain (loss)	(16,570,478)	2,414,518	2,088,620	2,070,939
Net change in unrealized appreciation (depreciation)	34,793,759	2,932,852	8,043,017	4,283,446
Net realized and unrealized gain (loss)	18,223,281	5,347,370	10,131,637	6,354,385
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,852,683	$6,287,245	$11,087,101	$6,841,645

See notes to financial statements.
58 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2013

Guggenheim	Guggenheim
Multi-Asset	Raymond James	Guggenheim	Wilshire	Wilshire
Income ETF	SB-1 Equity ETF	Spin-Off ETF	Micro-Cap ETF	US REIT ETF
(CVY )	(RYJ )	(CSD )	(WMCR )	(WREI )

$25,178,056	$988,217	$318,506	$195,670	$319,440
(3,537,073)	(170,998)	(78,058)	(10,724)	–
(434,844)	–	–	(442)	–
21,206,139	817,219	240,448	184,504	319,440
960,679	54,558	17,874	57,647	146
22,166,818	871,777	258,322	242,151	319,586

1,998,892	353,592	139,439	40,144	28,883
79,802	–	7,669	–	–
116,321	–	20,445	–	–
587,270	–	30,669	–	–
2,500	–	2,500	–	–
40,118	–	6,273	–	–
30,979	–	9,214	–	–
706	–	34	–	–
12,354	–	2,154	–	–
11,818	–	4,280	–	–
2,880,760	353,592	222,677	40,144	28,883
(282,200)	–	(41,407)	–	–
2,598,560	353,592	181,270	40,144	28,883
19,568,258	518,185	77,052	202,007	290,703

(4,537,318)	(3,021,384)	2,534,432	314,171	(9,210)
28,242,363	6,666,885	1,362,263	410,610	–
23,705,045	3,645,501	3,896,695	724,781	(9,210)
19,584,170	7,121,721	7,584,958	831,976	617,837
43,289,215	10,767,222	11,481,653	1,556,757	608,627
$62,857,473	$11,285,407	$11,558,705	$1,758,764	$899,330

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 59

STATEMENTS OF CHANGES IN NET ASSETS	February 28, 2013

	Guggenheim BRIC ETF (EEB)		Guggenheim Defensive Equity ETF (DEF)		Guggenheim Insider Sentiment ETF (NFO)
	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income	$2,629,402	$11,257,752	$939,875	$1,530,840	$955,464	$1,545,280
Net realized gain (loss)	(16,570,478)	(35,891,756)	2,414,518	5,152,991	2,088,620	(11,547,796)
Net change in unrealized appreciation (depreciation)	34,793,759	(46,382,845)	2,932,852	1,331,981	8,043,017	11,499,061
Net increase (decrease) in net assets resulting from operations	20,852,683	(71,016,849)	6,287,245	8,015,812	11,087,101	1,496,545
Distributions to Shareholders
From and in excess of net investment income	(8,559,761)	(16,678,307)	(1,755,450)	(618,750)	(1,658,732)	(1,765,184)
Capital gains	–	–	–	–	–	–
Return of capital	–	–	–	–	–	–
Total distributions	(8,559,761)	(16,678,307)	(1,755,450)	(618,750)	(1,658,732)	(1,765,184)
Capital Share Transactions
Proceeds from sale of shares	16,071,547	7,576,339	36,152,634	86,840,785	53,093,606	47,957,959
Cost of shares redeemed	(66,583,444)	(132,750,029)	(31,356,193)	(49,590,683)	(28,193,302)	(165,808,467)
Net increase (decrease) from capital share transactions	(50,511,897)	(125,173,690)	4,796,441	37,250,102	24,900,304	(117,850,508)
Total increase (decrease) in net assets	(38,218,975)	(212,868,846)	9,328,236	44,647,164	34,328,673	(118,119,147)
Net Assets
Beginning of period	333,568,489	546,437,335	71,609,350	26,962,186	76,644,756	194,763,903
End of period	$295,349,514	$333,568,489	$80,937,586	$71,609,350	$110,973,429	$76,644,756
Accumulated undistributed net investment income (loss) at end of period	$761,777	$6,692,136	$274,758	$1,090,333	$183,541	$886,809
Changes in Shares Outstanding
Shares sold	450,000	200,000	1,200,000	3,150,000	1,500,000	1,500,000
Shares redeemed	(1,850,000)	(3,600,000)	(1,050,000)	(1,750,000)	(800,000)	(5,400,000)
Shares outstanding, beginning of period	9,850,800	13,250,800	2,450,000	1,050,000	2,250,800	6,150,800
Shares outstanding, end of period	8,450,800	9,850,800	2,600,000	2,450,000	2,950,800	2,250,800
See notes to financial statements.
60 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

February 28, 2013

Guggenheim Mid-Cap Core ETF (CZA)		Guggenheim Multi-Asset Income ETF (CVY)		Guggenheim Raymond James SB-1 Equity ETF (RYJ)
For the Six		For the Six		For the Six
Months Ended	For the Year	Months Ended	For the Year	Months Ended	For the Year
February 28, 2013	Ended	February 28, 2013	Ended	February 28, 2013	Ended
(unaudited)	August 31, 2012	(unaudited)	August 31, 2012	(unaudited)	August 31, 2012

$487,260	$312,541	$19,568,258	$28,638,216	$518,185	$513,678
2,070,939	1,284,391	23,705,045	(612,076)	3,645,501	2,584,658

4,283,446	2,215,900	19,584,170	51,740,463	7,121,721	8,356,280

6,841,645	3,812,832	62,857,473	79,766,603	11,285,407	11,454,616

(581,000)	(56,000)	(21,202,532)	(26,341,512)	(350,149)	(116,662)
–	–	–	–	–	–
–	–	–	(4,424,559)	–	–
(581,000)	(56,000)	(21,202,532)	(30,766,071)	(350,149)	(116,662)

42,929,013	54,852,824	419,699,965	687,347,753	54,824,672	66,989,511
(30,652,302)	(36,356,612)	(299,410,637)	(425,371,025)	(33,465,557)	(62,400,312)

12,276,711	18,496,212	120,289,328	261,976,728	21,359,115	4,589,199
18,537,356	22,253,044	161,944,269	310,977,260	32,294,373	15,927,153

40,833,377	18,580,333	747,354,040	436,376,780	84,138,982	68,211,829
$59,370,733	$40,833,377	$909,298,309	$747,354,040	$116,433,355	$84,138,982

$118,609	$212,349	$(1,458,193)	$176,081	$596,600	$428,564

1,250,000	1,750,000	18,850,000	32,850,000	2,300,000	3,100,000
(900,000)	(1,150,000)	(13,550,000)	(20,550,000)	(1,400,000)	(2,800,000)
1,250,000	650,000	33,650,800	21,350,800	3,722,822	3,422,822
1,600,000	1,250,000	38,950,800	33,650,800	4,622,822	3,722,822

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 61

STATEMENTS OF CHANGES IN NET ASSETS continued	February 28, 2013

	Guggenheim		Wilshire		Wilshire
	Spin-Off ETF (CSD)		Micro-Cap ETF (WMCR)		US REIT ETF (WREI)
	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (unaudited)	For the Year Ended August 31, 2012

Increase (Decrease) in Net Assets Resulting from Operations
Net investment income	$77,052	$168,809	$202,007	$298,604	$290,703	$344,500
Net realized gain (loss)	3,896,695	4,882,240	724,781	(4,667,915)	(9,210)	511,392
Net change in unrealized appreciation (depreciation)	7,584,958	7,005	831,976	5,519,434	617,837	421,927
Net increase (decrease) in net assets resulting from operations	11,558,705	5,058,054	1,758,764	1,150,123	899,330	1,277,819
Distributions to Shareholders
From and in excess of net investment income	(163,800)	(140,000)	(143,664)	(585,520)	(265,500)	(229,283)
Capital gains	–	–	–	–	–	(13,052)
Return of capital	–	–	–	–	–	(99,815)
Total distributions	(163,800)	(140,000)	(143,664)	(585,520)	(265,500)	(342,150)
Capital Share Transactions
Proceeds from sale of shares	58,461,053	35,103,670	15,986,459	4,948,453	–	10,819,643
Cost of shares redeemed	(7,346,063)	(21,971,253)	(3,830,430)	(30,125,182)	–	(6,141,761)
Net increase (decrease) from capital share transactions	51,114,990	13,132,417	12,156,029	(25,176,729)	–	4,677,882
Total increase (decrease) in net assets	62,509,895	18,050,471	13,771,129	(24,612,126)	633,830	5,613,551
Net Assets
Beginning of period	35,835,335	17,784,864	16,338,684	40,950,810	18,326,887	12,713,336
End of period	$98,345,230	$35,835,335	$30,109,813	$16,338,684	$18,960,717	$18,326,887
Accumulated undistributed net investment income (loss) at end of period	$21,628	$108,376	$81,470	$23,127	$25,203	$–
Changes in Shares Outstanding
Shares sold	1,950,000	1,400,000	800,000	300,000	–	300,000
Shares redeemed	(250,000)	(850,000)	(200,000)	(1,900,000)	–	(200,000)
Shares outstanding, beginning of period	1,350,000	800,000	900,800	2,500,800	500,000	400,000
Shares outstanding, end of period	3,050,000	1,350,000	1,500,800	900,800	500,000	500,000

See notes to financial statements.
62 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	February 28, 2013

EEB	Guggenheim BRIC ETF

	For the
	Six Months Ended		For the	For the	For the	For the	For the
Per share operating performance	February 28, 2013		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	(Unaudited)		August 31, 2012	August 31, 2011	August 31, 2010	August 31, 2009	August 31, 2008
Net asset value, beginning of period	$33.86		$41.24	$40.04	$34.57	$42.96	$40.69
Income from investment operations
Net investment income (a)	0.29		0.97	0.97	0.71	0.79	0.65
Net realized and unrealized gain (loss)	1.75		(6.97)	1.09	5.27	(8.15)	1.86
Total from investment operations	2.04		(6.00)	2.06	5.98	(7.36)	2.51
Distributions to shareholders
From and in excess of net investment income	(0.95)		(1.38)	(0.86)	(0.51)	(1.03)	(0.24)
Net asset value, end of period	$34.95		$33.86	$41.24	$40.04	$34.57	$42.96
Market value, end of period	$34.91		$33.79	$41.17	$40.06	$34.55	$42.98
Total return *(b)
Net asset value	5.94%		-14.66%	4.92%	17.23%	-15.95%	6.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$295,350		$333,568	$546,437	$1,077,197	$753,724	$859,280
Ratio of net expenses to average net assets*	0.64	%(c)	0.64%	0.64%	0.63%	0.64%	0.60%
Ratio of net investment income (loss) to average net assets*	1.62	%(c)	2.61%	2.15%	1.76%	2.76%	1.32%
Portfolio turnover rate (d)	7%		10%	15%	7%	16%	6%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.65	%(c)	0.66%	0.65%	0.64%	0.69%	0.61%
Ratio of net investment income (loss) to average net assets	1.61	%(c)	2.59%	2.14%	1.75%	2.71%	1.31%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 63

FINANCIAL HIGHLIGHTS continued	February 28, 2013

DEF	Guggenheim Defensive Equity ETF

	For the
	Six Months Ended		For the	For the	For the	For the	For the
Per share operating performance	February 28, 2013		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	(Unaudited)		August 31, 2012	August 31, 2011	August 31, 2010	August 31, 2009	August 31, 2008
Net asset value, beginning of period	$29.23		$25.68	$22.03	$19.40	$24.55	$26.34
Income from investment operations
Net investment income (a)	0.39		0.74	0.62	0.57	0.57	0.62
Net realized and unrealized gain (loss)	2.26		3.19	3.42	2.62	(5.22)	(2.00)
Total from investment operations	2.65		3.93	4.04	3.19	(4.65)	(1.38)
Distributions to shareholders
From and in excess of net investment income	(0.75)		(0.38)	(0.39)	(0.56)	(0.50)	(0.41)
Net asset value, end of period	$31.13		$29.23	$25.68	$22.03	$19.40	$24.55
Market value, end of period	$31.12		$29.27	$25.70	$22.05	$19.38	$24.60
Total return* (b)
Net asset value	9.28%		15.39%	18.42%	16.62%	-18.72%	-5.32%
Ratios and supplemental data
Net assets, end of period (thousands)	$80,938		$71,609	$26,962	$14,321	$15,518	$17,184
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.70%
Ratio of net investment income to average net assets*	2.68	%(c)	2.68%	2.46%	2.72%	3.18%	2.43%
Portfolio turnover rate (d)	21%		27%	32%	35%	98%	60%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.80	%(c)	0.85%	1.24%	1.42%	1.35%	1.24%
Ratio of net investment income to average net assets	2.53	%(c)	2.48%	1.87%	1.95%	2.48%	1.89%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
64 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2013

NFO	Guggenheim Insider Sentiment ETF

	For the
	Six Months Ended		For the	For the	For the	For the	For the
Per share operating performance	February 28, 2013		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	(Unaudited)		August 31, 2012	August 31, 2011	August 31, 2010	August 31, 2009	August 31, 2008
Net asset value, beginning of period	$34.05		$31.66	$25.56	$23.52	$26.81	$29.48
Income from investment operations
Net investment income (a)	0.38		0.53	0.28	0.25	0.22	0.53
Net realized and unrealized gain (loss)	3.78		2.40	6.02	2.07	(2.93)	(2.92)
Total from investment operations	4.16		2.93	6.30	2.32	(2.71)	(2.39)
Distributions to shareholders
From and in excess of net investment income	(0.60)		(0.54)	(0.20)	(0.28)	(0.58)	(0.28)
Net asset value, end of period	$37.61		$34.05	$31.66	$25.56	$23.52	$26.81
Market value, end of period	$37.57		$34.07	$31.64	$25.55	$23.50	$26.79
Total return* (b)
Net asset value	11.45%		9.45%	24.63%	9.83%	-9.39%	-8.19%
Ratios and supplemental data
Net assets, end of period (thousands)	$110,973		$76,645	$194,764	$90,744	$56,462	$30,855
Ratio of net expenses to average net assets*	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.66%
Ratio of net investment income to average net assets*	2.16	%(c)	1.65%	0.95%	0.95%	1.08%	1.91%
Portfolio turnover rate (c)	26%		89%	53%	65%	94%	84%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.77	%(c)	0.78%	0.80%	0.83%	1.14%	1.07%
Ratio of net investment income to average net assets	2.04	%(c)	1.52%	0.80%	0.77%	0.59%	1.50%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 65

FINANCIAL HIGHLIGHTS continued	February 28, 2013

CZA	Guggenheim Mid-Cap Core ETF

	For the
	Six Months Ended		For the	For the		For the	For the	For the
Per share operating performance	February 28, 2013		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	(Unaudited)		August 31, 2012	August 31, 2011		August 31, 2010	August 31, 2009	August 31, 2008
Net asset value, beginning of period	$32.67		$28.59	$24.02		$20.63	$23.80	$25.50
Income from investment operations
Net investment income (a)	0.35		0.33	0.29		0.20	0.20	0.06
Net realized and unrealized gain (loss)	4.51		3.82	4.48		3.21	(3.20)	(1.66)
Total from investment operations	4.86		4.15	4.77		3.41	(3.00)	(1.60)
Distributions to shareholders
From and in excess of net investment income	(0.42)		(0.07)	(0.20	)(e)	(0.02)	(0.11)	(0.10)
Return of capital	–		–	–		–	(0.06)	–
Total distributions	(0.42)		(0.07)	(0.20)		(0.02)	(0.17)	(0.10)
Net asset value, end of period	$37.11		$32.67	$28.59		$24.02	$20.63	$23.80
Market value, end of period	$37.07		$32.73	$28.57		$24.07	$20.64	$23.99
Total return* (b)
Net asset value	14.99%		14.54%	19.83%		16.53%	-12.44%	-6.32%
Ratios and supplemental data
Net assets, end of period (thousands)	$59,371		$40,833	$18,580		$6,005	$4,126	$4,760
Ratio of net expenses to average net assets *	0.65	%(c)(f)	0.65%	0.65	%(c)	0.65%	0.65%	1.12%
Ratio of net investment income to average net assets*	2.03	%(f)	1.08%	0.97%		0.85%	1.13%	0.24%
Portfolio turnover rate (d)	27%		63%	45%		74%	205%	136%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.83	%(c) (f)	1.01%	1.60	%(c)	3.34%	3.88%	3.30%
Ratio of net investment income (loss) to average net assets	1.85	%(f)	0.72%	0.02%		-1.84%	-2.10%	-1.94%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratio, the expense ratio would increase by 0.02% for the six months ended February 28, 2013 and 0.03% for the year ended August 31, 2011.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Subsequent to August 31, 2011, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2011 financial reporting period. This resulted in less than a $0.01 reclassification between distributions paid to shareholders from and in excess of net investment income and distributions paid to shareholders from return of capital.

(f)	Annualized.

See notes to financial statements.
66 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2013

CVY	Guggenheim Multi-Asset Income ETF

	For the
	Six Months Ended		For the	For the		For the	For the	For the
Per share operating performance	February 28, 2013		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	(Unaudited)		August 31, 2012	August 31, 2011		August 31, 2010	August 31, 2009	August 31, 2008
Net asset value, beginning of period	$22.21		$20.44	$18.30		$16.37	$20.93	$26.14
Income from investment operations
Net investment income (a)	0.55		1.03	0.92		0.78	0.91	1.36
Net realized and unrealized gain (loss)	1.18		1.89	2.23		2.08	(4.26)	(5.18)
Total from investment operations	1.73		2.92	3.15		2.86	(3.35)	(3.82)
Distributions to shareholders
From and in excess of net investment income	(0.60)		(0.98)	(0.87	)(f)	(0.69)	(0.83)	(1.07)
Return of capital	–		(0.17)	(0.14	)(f)	(0.24)	(0.38)	(0.32)
Total distributions	(0.60)		(1.15)	(1.01)		(0.93)	(1.21)	(1.39)
Net asset value, end of period	$23.34		$22.21	$20.44		$18.30	$16.37	$20.93
Market value, end of period	$23.33		$22.24	$20.42		$18.31	$16.37	$20.94
Total return *(b)
Net asset value	7.98%		14.91%	17.28%		17.82%	-14.63%	-14.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$909,298		$747,354	$436,377		$279,949	$121,120	$51,287
Ratio of net expenses to average net assets* (d)	0.65	%(c)	0.65%	0.65%		0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets*	4.89	%(c)	4.92%	4.48%		4.36%	6.54%	5.81%
Portfolio turnover rate (e)	56%		113%	83%		97%	133%	195%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (d)	0.72	%(c)	0.74%	0.77%		0.79%	0.93%	0.89%
Ratio of net investment income (loss) to average net assets	4.82	%(c)	4.83%	4.36%		4.22%	6.26%	5.57%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.21%, 0.12%, 0.13%, 0.19%, 0.17%, and 0.13% for the six months ended February 28, 2013 and the years ended August 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(f)
Subsequent to August 31, 2011, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2011 financial reporting period. This resulted in a $0.07 reclassification between distributions paid to shareholders from and in excess of net investment income and distributions paid to shareholders from return of capital.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 67

FINANCIAL HIGHLIGHTS continued	February 28, 2013

RYJ	Guggenheim Raymond James SB-1 Equity ETF

	For the							For the
	Six Months Ended		For the	For the	For the	For the		Year Ended
Per share operating performance	February 28, 2013		Year Ended	Year Ended	Year Ended	Year Ended		August 31,
for a share outstanding throughout the period	(Unaudited)		August 31, 2012	August 31, 2011	August 31, 2010	August 31, 2009		2008 (a)
Net asset value, beginning of period	$22.60		$19.93	$15.96	$14.27	$17.71		$21.67
Income from investment operations
Net investment income (loss) (b)	0.13		0.14	0.08	0.05	0.03		(0.02)
Net realized and unrealized gain (loss)	2.54		2.56	3.89	1.64	(3.44)		(2.10)
Total from investment operations	2.67		2.70	3.97	1.69	(3.41)		(2.12)
Distributions to shareholders
From net investment income	(0.08)		(0.03)	–	–	–		–
From and in excess of net realized gain	–		–	–	–	–		(1.70	)(f)
Return of capital	–		–	–	–	(0.03)		(0.14	)(f)
Total distributions	(0.08)		(0.03)	–	–	(0.03)		(1.84)
Net asset value, end of period	$25.19		$22.60	$19.93	$15.96	$14.27		$17.71
Market value, end of period	$25.20		$22.58	$19.92	$15.95	$14.26		$17.62
Total return (c)
Net asset value	11.85%		13.56%	24.88%	11.84%	-19.17%		-10.54%
Ratios and supplemental data
Net assets, end of period (thousands)	$116,433		$84,139	$68,212	$51,434	$39,564		$197,026
Ratio of net expenses to average net assets	0.75	%(g)(h)	0.75%	0.75%	0.72%	0.76	%(e)	1.25%
Ratio of net investment income (loss) to average net assets	1.10	%(g)	0.65%	0.39%	0.29%	0.28%		(0.13)%
Portfolio turnover rate (d)	24%		63%	47%	48%	195%		142%

(a)	Results for periods prior to September 4, 2008 are of Claymore/Raymond James SB-1 Equity Fund, which commenced on May 19, 2006.

(b)	Based on average shares outstanding during the period.

(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. Prior to September 4, 2008, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of Claymore/Raymond James SB-1 Equity Fund. A return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
The annualized expense ratio is capped at 0.75% from the date of the reorganization. This ratio includes expenses for the Claymore/Raymond James SB-1 Equity Fund for the period prior to the reorganization on September 3, 2008.

(f)
Subsequent to August 31, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2008 financial reporting period. This resulted in a $0.05 reclassification between distributions paid to shareholders from and in excess of net realized gain and distributions paid to shareholders from return of capital.

(g)	Annualized.

(h)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other business development companies. If these fees were included in the expense ratio, the expense ratio would increase by 0.05% for the six months ended February 28, 2013.

See notes to financial statements.
68 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2013

CSD	Guggenheim Spin-Off ETF

	For the
	Six Months Ended		For the	For the	For the	For the	For the
Per share operating performance	February 28, 2013		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	(Unaudited)		August 31, 2012	August 31, 2011	August 31, 2010	August 31, 2009	August 31, 2008
Net asset value, beginning of period	$26.54		$22.23	$18.88	$16.13	$21.76	$29.02
Income from investment operations
Net investment income (loss) (a)	0.04		0.15	0.15	0.08	0.38	0.34
Net realized and unrealized gain (loss)	5.74		4.27	3.31	3.01	(5.58)	(7.42)
Total from investment operations	5.78		4.42	3.46	3.09	(5.20)	(7.08)
Distributions to shareholders
From and in excess of net investment income	(0.08)		(0.11)	(0.11)	(0.34)	(0.43)	(0.18)
Net asset value, end of period	$32.24		$26.54	$22.23	$18.88	$16.13	$21.76
Market value, end of period	$32.29		$26.62	$22.22	$18.97	$16.09	$21.79
Total return* (b)
Net asset value	21.80%		19.96%	18.30%	19.20%	-23.14%	-24.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$98,345		$35,835	$17,785	$14,162	$8,066	$15,232
Ratio of net expenses to average net assets *	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.69%
Ratio of net investment income to average net assets *	0.28	%(d)	0.60%	0.64%	0.40%	2.83%	1.34%
Portfolio turnover rate (c)	27%		77%	2%	46%	89%	62%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.80	%(d)	1.02%	1.51%	1.57%	1.90%	1.08%
Ratio of net investment income (loss) to average net assets	0.13	%(d)	0.23%	-0.22%	-0.52%	1.58%	0.95%
(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 69

FINANCIAL HIGHLIGHTS continued	February 28, 2013

WMCR	Wilshire Micro-Cap ETF

	For the
	Six Months Ended		For the	For the	For the		For the		For the
Per share operating performance	February 28, 2013		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
for a share outstanding throughout the period	(Unaudited)		August 31, 2012	August 31, 2011	August 31, 2010		August 31, 2009		August 31, 2008
Net asset value, beginning of period	$18.14		$16.38	$14.33	$14.19		$22.04		$26.25
Income from investment operations
Net investment income (a)	0.24		0.25	0.24	0.25		0.35		0.57
Net realized and unrealized gain (loss)	1.89		2.16	1.87	0.04		(7.65)		(4.34)
Total from investment operations	2.13		2.41	2.11	0.29		(7.30)		(3.77)
Distributions to shareholders
From and in excess of net investment income	(0.21)		(0.65)	(0.06)	(0.15)		(0.55)		(0.44)
Net asset value, end of period	$20.06		$18.14	$16.38	$14.33		$14.19		$22.04
Market value, end of period	$20.10		$18.06	$16.30	$14.38		$14.11		$22.02
Total return (b)
Net asset value	11.82%		15.43%	14.67%	1.97	%*	-32.91	%*	-14.44	%*
Ratios and supplemental data
Net assets, end of period (thousands)	$30,110		$16,339	$40,951	$4,311		$3,560		$8,834
Ratio of net expenses to average net assets (f)	0.50	%(e)	0.50%	0.50%	0.64	%(c)*	0.65	%(d)*	0.67	%(d)*
Ratio of net investment income to average net assets	2.52	%(e)	1.54%	1.27%	1.61	%(c)*	2.54	%(d)*	2.44	%(d)*
Portfolio turnover rate (g)	13%		58%	37%	191%		194%		180%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (f)	N/A		N/A	N/A	4.06	%(c)	3.47%		1.75%
Ratio of net investment income (loss) to average net assets	N/A		N/A	N/A	-1.81	%(c)	-0.28%		1.36%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	The 0.65% expense cap ratio was replaced with a 0.50% unitary investment advisory fee on August 20, 2010.

(d)	Reflects an expense cap of 0.65%

(e)	Annualized.

(f)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in the shares of other investment companies and business development companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.04% for the six months ended February 28, 2013, and 0.08%, 0.14%, 0.03%, 0.01%, and 0.00% for the years ended August 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(g)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
70 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	February 28, 2013

WREI	Wilshire US REIT ETF

	For the				For the Period
	Six Months Ended		For the	For the	March 9, 2010*
Per share operating performance	February 28, 2013		Year Ended	Year Ended	through
for a share outstanding throughout the period	(unaudited)		August 31, 2012	August 31, 2011	August 31, 2010
Net asset value, beginning of period	$36.65		$31.78	$27.28	$25.28
Income from investment operations
Net investment income(a)	0.58		1.07	1.00	0.45
Net realized and unrealized gain	1.22		4.95	4.32	1.71
Total from investment operations	1.80		6.02	5.32	2.16
Distributions to shareholders
From net investment income	(0.53)		(0.77)	(0.63)	(0.09)
Capital gains	–		(0.04)	(0.18)	(0.07)
Return of capital	–		(0.34)	(0.01)	–
Total distributions	(0.53)		(1.15)	(0.82)	(0.16)
Net asset value, end of period	$37.92		$36.65	$31.78	$27.28
Market value, end of period	$38.07		$36.72	$31.63	$27.17
Total return (b)
Net asset value	5.00%		19.49%	19.62%	8.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$18,961		$18,327	$12,713	$5,455
Ratio of net expenses to average net assets	0.32	%(c)	0.32%	0.32%	0.32	%(c)
Ratio of net investment income (loss) to average net assets	3.22	%(c)	3.21%	3.17%	3.53	%(c)
Portfolio turnover rate(d)	5%		13%	12%	5%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS (Unaudited)	February 28, 2013

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following nine portfolios have a semiannual reporting period ended on February 28, 2013: Guggenheim BRIC ETF Guggenheim Defensive Equity ETF

Guggenheim Insider Sentiment ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Spin-Off ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BRIC ETF	The BNY Mellon BRIC Select ADR Index
Guggenheim Defensive Equity ETF	Sabrient Defensive Equity Index
Guggenheim Insider Sentiment ETF	Sabrient Insider Sentiment Index
Guggenheim Mid-Cap Core ETF	Zacks Mid-Cap Core Index
Guggenheim Multi-Asset Income ETF	Zacks Multi-Asset Income Index
Guggenheim Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity Index
Guggenheim Spin-Off ETF	Beacon Spin-Off Index
Wilshire Micro-Cap ETF	Wilshire US Micro-Cap IndexSM
Wilshire US REIT ETF	Wilshire US Real Estate Investment Trust IndexSM

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

72 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2013

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.

The valuation process involved for Level 3 measurements for the Funds is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Funds utilize a pricing committee (the “Pricing Committee”) which is comprised of employees of the Investment Adviser or its affiliates responsible for implementing the valuation procedures established by the Funds. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2013:

Wilshire Micro-Cap ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$29,858	$—	$—	$29,858
Master Limited Partnership	182	—	—	182
Right	7	—	—	7
Warrant	—	1	—	1
Investments of Collateral for Securities on Loan	3,145	—	—	3,145
Total	$33,192	$1	$—	$33,193

There were no transfers between valuation levels for Wilshire Micro-Cap ETF as of the report date when compared to the valuation levels at the end of the previous fiscal year.

The following table presents the activity of the Wilshire Micro-Cap ETF’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the six months ended February 28, 2013.

Common Stock
Level 3 Holdings	Value in $000s
Beginning Balance at 8/31/12	$–	†
Net Realized Gain/Loss	1
Change in Unrealized Gain/Loss	–
Purchases	–
Sales	(1)
Transfer In	–
Transfers Out	–
Ending Balance at 2/28/13	$–

†	Market value is less than minimum amount disclosed.

All securities held by Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Raymond James SB-1 Equity ETF, Guggenheim Spin-Off ETF and Wilshire US REIT ETF, were valued using quoted prices in active markets (Level 1). There were no transfers between Levels for these Funds for the six months ended February 28, 2013.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities using the effective interest method. Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and asked price of respective exchange rates on the date of the transaction.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2013

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/ (depreciation) on foreign currency translations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BRIC ETF	Annual
Guggenheim Defensive Equity ETF	Annual
Guggenheim Insider Sentiment ETF	Annual
Guggenheim Mid-Cap Core ETF	Annual
Guggenheim Multi-Asset Income ETF	Quarterly
Guggenheim Raymond James SB-1 Equity ETF	Annual
Guggenheim Spin-Off ETF	Annual
Wilshire Micro-Cap ETF	Annual
Wilshire US REIT ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

(f) Recent Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. The update enhances disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on the financial statements.

Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”), the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BRIC ETF	0.50%
Guggenheim Defensive Equity ETF	0.50%
Guggenheim Insider Sentiment ETF	0.50%
Guggenheim Mid-Cap Core ETF	0.50%
Guggenheim Multi-Asset Income ETF	0.50%
Guggenheim Spin-Off ETF	0.50%

Pursuant to the Agreement, the Funds listed in the following table pay the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Raymond James SB-1 Equity ETF	0.75%
Wilshire Micro-Cap ETF	0.50%
Wilshire US REIT ETF	0.32%

74 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2013

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration Agreement, the Investment Adviser provides Fund Administration services to the Funds. The Investment Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended February 28, 2013, the below listed Funds recognized Fund Administration expenses as follows:

Fund Administration
Expense
Guggenheim BRIC ETF	$39,848
Guggenheim Defensive Equity ETF	9,659
Guggenheim Insider Sentiment ETF	12,171
Guggenheim Mid-Cap Core ETF	6,593
Guggenheim Multi-Asset Income ETF	79,802
Guggenheim Spin-Off ETF	7,669

Due to their unitary fee structure, Guggenheim Raymond James SB-1 Equity ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF do not charge a separate Fund Administration fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

Guggenheim Partners Investment Management, LLC (“GPIM”) acts as the sub-adviser for Wilshire US REIT ETF. In this capacity, GPIM directs the purchases and sales of Wilshire US REIT ETF’s investment securities.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF and Guggenheim Spin-Off ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding 0.60% of average net assets per year, at least until December 31, 2015.

For the six months ended February 28, 2013, the Investment Adviser waived advisory fees as follows:

Advisory Fees
Waived
Guggenheim BRIC ETF	$25,118
Guggenheim Defensive Equity ETF	51,169
Guggenheim Insider Sentiment ETF	54,254
Guggenheim Mid-Cap Core ETF	42,012
Guggenheim Multi-Asset Income ETF	282,200
Guggenheim Spin-Off ETF	41,407

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser or GPIM. The Trust does not compensate its officers or trustees, who are officers, directors and/or employees of the Investment Adviser or GPIM.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BRIC ETF	The Bank of New York Mellon Corp.
Guggenheim Defensive Equity ETF	Sabrient Systems, LLC
Guggenheim Insider Sentiment ETF	Sabrient Systems, LLC
Guggenheim Mid-Cap Core ETF	Zacks Investment Research, Inc.
Guggenheim Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim Raymond James SB-1 Equity ETF	Raymond James & Associates, Inc.
Guggenheim Spin-Off ETF	Beacon Indexes LLC
Wilshire Micro-Cap ETF	Wilshire Associates, Inc.
Wilshire US REIT ETF	Wilshire Associates, Inc.

The above trademarks are trademarks owned by their respective Licensors. These trademarks have been licensed to the Investment Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 75

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2013

At February 28, 2013, the cost of investments and accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments	Unrealized	Unrealized	Appreciation
	for Tax Purposes	Appreciation	Depreciation	(Depreciation)
Guggenheim BRIC ETF	$451,141,462	$20,822,349	$(147,982,206)	$(127,159,857)
Guggenheim Defensive Equity ETF	78,768,809	6,766,049	(816,617)	5,949,432
Guggenheim Insider Sentiment ETF	105,700,387	12,901,473	(2,425,668)	10,475,805
Guggenheim Mid-Cap Core ETF	55,621,395	5,685,771	(570,123)	5,115,648
Guggenheim Multi-Asset Income ETF	945,662,372	79,598,585	(19,592,305)	60,006,280
Guggenheim Raymond James SB-1 Equity ETF	110,454,226	14,842,354	(3,845,092)	10,997,262
Guggenheim Spin-Off ETF	95,448,089	10,803,133	(2,675,385)	8,127,748
Wilshire Micro-Cap ETF	33,586,984	2,884,328	(3,278,382)	(394,054)
Wilshire US REIT ETF	17,187,525	2,051,343	(261,145)	1,790,198

Tax components of the following balances as of August 31, 2012 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Undistributed
	Undistributed	Long-Term Gains/
	Ordinary Income/	(Accumulated
	(Accumulated	Capital &
	Ordinary Loss)	Other Loss)
Guggenheim BRIC ETF	$6,692,136	$(189,128,349)
Guggenheim Defensive Equity ETF	1,086,341	(10,136,649)
Guggenheim Insider Sentiment ETF	901,558	(43,074,340)
Guggenheim Mid-Cap Core ETF	228,404	(6,046,805)
Guggenheim Multi-Asset Income ETF	–	(88,395,885)
Guggenheim Raymond James SB-1 Equity ETF	347,400	(61,227,349)
Guggenheim Spin-Off ETF	108,376	(13,119,849)
Wilshire Micro-Cap ETF	23,226	(14,155,756)
Wilshire US REIT ETF	–	–

Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2012 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions	Distributions	Distributions
	paid from	paid from	paid from
	Ordinary Income	Return of Capital	Capital Gains
Guggenheim BRIC ETF	$16,678,307	$–	$–
Guggenheim Defensive Equity ETF	618,750	–	–
Guggenheim Insider Sentiment ETF	1,765,184	–	–
Guggenheim Mid-Cap Core ETF	56,000	–	–
Guggenheim Multi-Asset
Income ETF	26,341,512	4,424,559	–
Guggenheim Raymond James
SB-1 Equity ETF	116,662	–	–
Guggenheim Spin-Off ETF	140,000	–	–
Wilshire Micro-Cap ETF	585,520	–	–
Wilshire US REIT ETF	229,283	99,815	13,052

76 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2013

At August 31, 2012 (the most recent fiscal year end for federal income tax purposes), the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

	Capital	Capital	Capital	Capital	Capital	Unlimited	Unlimited
	Loss	Loss	Loss	Loss	Loss	Short-Term	Long-Term
	Expiring	Expiring	Expiring	Expiring	Expiring	Capital	Capital
	in 2015	in 2016	in 2017	in 2018	in 2019	Loss	Loss	Total
Guggenheim BRIC ETF	$–	$551,160	$25,815,181	$106,144,759	$8,921,151	$1,187,241	$27,150,714	$169,770,206
Guggenheim Defensive Equity ETF	–	236,698	2,335,989	4,593,977	872,620	720,578	27,538	8,787,400
Guggenheim Insider Sentiment ETF	28,269	1,378,212	5,703,978	7,677,570	4,329,103	11,357,706	405,749	30,880,587
Guggenheim Mid-Cap Core ETF	–	121,302	1,079,147	1,005,926	345,781	2,463,801	5,285	5,021,242
Guggenheim Multi-Asset Income ETF	–	7,673,676	13,902,519	28,376,907	2,630,663	17,366,067	–	69,949,832
Guggenheim Raymond James SB-1 Equity ETF	–	–	26,988,436	20,004,904	2,213,777	3,915,916	1,113,474	54,236,507
Guggenheim Spin-Off ETF	–	17,205	6,122,123	6,166,420	617,814	110,855	5,611	13,040,028
Wilshire Micro-Cap ETF	35,224	3,606,209	5,409,759	1,844,181	244,420	1,957,243	53,540	13,150,576
Wilshire US REIT ETF	–	–	–	–	–	–	–	–

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended August 31, 2012 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer the following current year post-October losses as though the losses were incurred on the first day of the next fiscal year.

Post-October
Capital
Losses
Guggenheim BRIC ETF	$19,358,143
Guggenheim Defensive Equity ETF	1,349,249
Guggenheim Insider Sentiment ETF	12,193,753
Guggenheim Mid-Cap Core ETF	1,025,563
Guggenheim Multi-Asset Income ETF	18,446,053
Guggenheim Raymond James SB-1 Equity ETF	6,990,842
Guggenheim Spin-Off ETF	79,821
Wilshire Micro-Cap ETF	1,005,180
Wilshire US REIT ETF	–

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 – Investment Transactions:
For the six months ended February 28, 2013, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$21,495,213	$26,944,942
Guggenheim Defensive Equity ETF	14,791,311	36,153,194
Guggenheim Insider Sentiment ETF	23,216,612	23,793,741
Guggenheim Mid-Cap Core ETF	13,061,544	12,979,279
Guggenheim Multi-Asset Income ETF	451,629,382	451,712,088
Guggenheim Raymond James SB-1 Equity ETF	23,318,348	23,128,684
Guggenheim Spin-Off ETF	15,482,199	15,537,786
Wilshire Micro-Cap ETF	2,345,941	2,323,566
Wilshire US REIT ETF	1,014,876	954,066

For the six months ended February 28, 2013, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$16,130,829	$66,584,692
Guggenheim Defensive Equity ETF	15,194,966	31,285,069
Guggenheim Insider Sentiment ETF	52,916,512	27,930,758
Guggenheim Mid-Cap Core ETF	42,520,943	30,168,856
Guggenheim Multi-Asset Income ETF	419,922,196	298,069,367
Guggenheim Raymond James SB-1 Equity ETF	54,961,913	33,366,991
Guggenheim Spin-Off ETF	58,461,450	7,326,102
Wilshire Micro-Cap ETF	15,982,359	3,830,686
Wilshire US REIT ETF	–	–

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	February 28, 2013

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are only permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $5,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 7 – Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.  No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications.  Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

Subsequent to February 28, 2013, the Board of Trustees declared the following dividends payable on March 28, 2013 to shareholders of record on March 26, 2013.  The dividend rates per share were as follows:

Fund	Rate
Guggenheim Multi-Asset Income ETF	$0.324
Wilshire US REIT ETF	$0.213

78 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	February 28, 2013

Federal Income Tax Information
In January 2014, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2013.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Trust	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1990).	48	None.
Roman Friedrich III Year of Birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, a US and Canadian-based business, which provides investment banking to the mining industry (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	44
Director of First Americas Gold Corp. (2012-present), Zincore Metals, Inc. (2009 – present). Previously, Director of Blue Sky Uranium Corp. (formerly Windstorm Resources Inc.) (April 2011-July 2012); Director of Axiom Gold and Silver Corp. (2011-2012), Stratagold Corp. (2003-2009); Gateway Gold Corp. (2004-2008) and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Formerly, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen (1977-1997).	44	Director of Peabody Energy Company (2003-present) and GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	50	None.
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	47	Trustee, Bennett Group of Funds (2011-present).
Interested Trustee:
Donald C. Cacciapaglia† Year of Birth: 1951 Trustee, Chief Executive Officer	Since 2012
Senior Managing Director of Guggenheim Investments (2010-present); Chief Executive Officer of Guggenheim Funds Services, LLC (2012-present); Chief Executive Officer (2012-present) and President (2010-present), Guggenheim Funds Distributors, LLC and Guggenheim Funds Investment Advisors, LLC; Chief Executive Officer of certain funds of Guggenheim Funds Fund Complex (2012-present); President and Director of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund (2012-present); President, CEO and Trustee of Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust , (2012-present); Formerly Chairman and CEO of Channel Capital Group Inc. and Channel Capital Group LLC. (2002-2010).
			227
Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012- present); Independent Board Member, Equitrust Life Insurance Company, Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana (2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532.

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***
The Guggenheim Investments Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Fund Distributors, LLC and/or affiliates of such entities. The Guggenheim Investments Fund Complex is overseen by multiple Boards of Trustees.

†
Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 79

SUPPLEMENTAL INFORMATION (Unaudited) continued	February 28, 2013

Principal Executive Officers
The principal executive officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address*, Year of Birth and	Term of Office** and	Principal Occupations During the Past Five Years and
Position(s) held with Registrant	Length of Time Served	Other Affiliations
Officers:
Amy J. Lee Year of Birth: 1961 Chief Legal Officer	Since 2013***
Managing Director, Guggenheim Investments (2012-present); Senior Vice President & Secretary, Security Investors, LLC (2010 - present); Secretary & Chief Compliance Officer, Security Distributors, Inc. (1987 - 2012); Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987- 2012); Vice President & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust (2008-present); Chief Legal Officer (2012) of certain funds in the Guggenheim Funds Complex.

John L. Sullivan Year of Birth: 1955 Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, LLC (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010). Head of Fund Accounting, Morgan Stanley Investment Management (2002-2004). Chief Financial Officer, Treasurer, Van Kampen Funds (1996-2004).

Joanna M. Catalucci Year of Birth: 1966 Chief Compliance Officer	Since 2012
Chief Compliance Officer of certain funds in the Fund Complex; and Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Formerly, Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC (2010-2012); Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC and Rydex Advisors II, LLC, Chief Compliance Officer and Senior Vice President (2010- 2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC, Vice President (2001-2006).

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2011	Director, Associate General Counsel of Guggenheim Funds Services, LLC (2007-present). Secretary of certain funds in the Fund Complex.
Stevens T. Kelly Year of Birth: 1982 Assistant Secretary	Since 2012
Assistant General Counsel of Guggenheim Funds Services, LLC (2011-present). Assistant Secretary of certain other funds in the Fund Complex. Formerly, Associate at K&L Gates LLP (2008-2011), J.D., University of Wisconsin Law School (2005-2008).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

***	Effective February 12, 2013.

80 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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TRUST INFORMATION	February 28, 2013

Board of Trustees	Officers	Investment Adviser and	Accounting Agent,
Randall C. Barnes Donald C. Cacciapaglia* Roman Friedrich III Robert B. Karn III Ronald A. Nyberg Ronald E. Toupin, Jr. Chairman
Donald C. Cacciapaglia
Chief Executive Officer

Amy J. Lee
Chief Legal Officer

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Joanna M. Catalucci
Chief Compliance Officer

Mark M. Mathiasen
Secretary

Stevens T. Kelly
Assistant Secretary

William H. Belden III
Vice President
		Administrator Guggenheim Funds Investment Advisors, LLC Lisle, IL Distributor Guggenheim Funds Distributors, LLC Lisle, IL	Custodian and Transfer Agent The Bank of New York Mellon Corp. New York, NY Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL
Trustee is an “interested person” (as defined in   section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments website at www.guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments website at www.guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 83

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $170 billion in assets under supervision as of December 31, 2012. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management

The portfolio manager who is currently responsible for the day-to-day management of each Fund’s portfolio is Saroj Kanuri, CFA. Mr. Kanuri is a Director, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, LLC and joined Guggenheim Fund Distributors, LLC in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Guggenheim Partners Investment Management, LLC (“GPIM”), a subsidiary of Guggenheim Partners, LLC, serves as investment sub-adviser to the Wilshire US REIT ETF pursuant to a sub-advisory agreement with the Investment Adviser. GPIM assists the Investment Adviser with portfolio optimization for the Fund for which GPIM serves as investment sub-adviser.

Claymore Exchange-Traded Fund Trust Overview

The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 28 separate exchange-traded “index funds” as of February 28, 2013. The investment objective of each of the index funds is to correspond generally to the performance, before fees and expenses, of a specified market index.

This material must be preceded or accompanied by a prospectus for the Fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheiminvestments.com or by calling (800) 345-7999. All Funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the Funds.

Guggenheim Funds Distributors, LLC
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(4/13)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-001-SAR-0213

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not applicable.

 (a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)    Not applicable.

 (b)        Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           May 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           May 8, 2013

By:              /s/ John L. Sullivan

Name:         John L. Sullivan

Title:           Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:           May 8, 2013